UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2024

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck Africa Index ETF

Ticker: AFK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Africa Index ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$49	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$45,549,488
  Number of Portfolio Holdings74
  Portfolio Turnover Rate20%
  Advisory Fees Paid$79,254

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Financials
37.5%
Materials
31.9%
Communication Services
13.5%
Consumer Discretionary
6.2%
Consumer Staples
4.7%
Energy
4.1%
Health Care
0.8%
Industrials
0.6%
Real Estate
0.4%
Utilities
0.2%
Other assets less liabilities
0.1%

Value	Value	Value
Other assets less liabilities		0.1%
Utilities		0.2%
Real Estate		0.4%
Industrials		0.6%
Health Care		0.8%
Energy		4.1%
Consumer Staples		4.7%
Consumer Discretionary		6.2%
Communication Services		13.5%
Materials		31.9%
Financials		37.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Agribusiness ETF

Ticker: MOO

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Agribusiness ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$730,707,450
  Number of Portfolio Holdings52
  Portfolio Turnover Rate6%
  Advisory Fees Paid$1,999,426

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Consumer Staples
32.9%
Materials
28.0%
Industrials
22.2%
Health Care
16.9%
Other assets less liabilities
–%

Value	Value	Value
Other assets less liabilities		-%
Health Care		16.9%
Industrials		22.2%
Materials		28.0%
Consumer Staples		32.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Brazil Small-Cap ETF

Ticker: BRF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$19,993,844
  Number of Portfolio Holdings92
  Portfolio Turnover Rate12%
  Advisory Fees Paid$10,918

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Consumer Discretionary 24.0%
Industrials 14.9%
Energy 11.5%
Utilities 9.5%
Financials 8.3%
Consumer Staples 8.3%
Materials 8.1%
Information Technology 5.7%
Health Care 5.3%
Real Estate 3.4%
Communication Services 0.9%
Other assets less liabilities 0.1%

Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		0.9%
Real Estate		3.4%
Health Care		5.3%
Information Technology		5.7%
Materials		8.1%
Consumer Staples		8.3%
Financials		8.3%
Utilities		9.5%
Energy		11.5%
Industrials		14.9%
Consumer Discretionary		24.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck ChiNext ETF

Ticker: CNXT

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck ChiNext ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext ETF	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$13,958,019
  Number of Portfolio Holdings98
  Portfolio Turnover Rate5%
  Advisory Fees Paid$-

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Industrials
33.7%
Information Technology
26.4%
Health Care
19.8%
Financials
6.4%
Consumer Staples
5.7%
Materials
4.9%
Communication Services
2.1%
Consumer Discretionary
0.9%
Other assets less liabilities
0.1%

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		0.9%
Communication Services		2.1%
Materials		4.9%
Consumer Staples		5.7%
Financials		6.4%
Health Care		19.8%
Information Technology		26.4%
Industrials		33.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CLO ETF

Ticker: CLOI

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck CLO ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$386,713,262
  Number of Portfolio Holdings87
  Portfolio Turnover Rate53%
  Advisory Fees Paid$592,418

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Collateralized Loan Obligations
97.2%
Other assets less liabilities
2.8%

Value	Value	Value
Other assets less liabilities		2.8%
Collateralized Loan Obligations		97.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CMCI Commodity Strategy ETF

Ticker: CMCI

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,561,448
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Government
92.0%
Money Market Fund
9.5%
Liabilities in excess of other assets *
(1.5)%

Value	Value	Value
Liabilities in excess of other assets Footnote Reference*		(1.5)%
Money Market Fund		9.5%
Government		92.0%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital India ETF

Ticker: DGIN

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Digital India ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$25,501,870
  Number of Portfolio Holdings42
  Portfolio Turnover Rate17%
  Advisory Fees Paid$65,317

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Information Technology
49.1%
Communication Services
15.5%
Financials
12.0%
Consumer Discretionary
10.8%
Energy
8.1%
Industrials
4.8%
Liabilities in excess of other assets
(0.3)%

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Industrials		4.8%
Energy		8.1%
Consumer Discretionary		10.8%
Financials		12.0%
Communication Services		15.5%
Information Technology		49.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Ethereum Strategy ETF

Ticker: EFUT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Ethereum Strategy ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Ethereum Strategy ETF	$65	1.30%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	Includes net current and deferred tax expense

Key Fund Statistics

  Total Net Assets$29,223,201
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%
  Advisory Fees Paid$84,370

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Government
60.8%
Other assets less liabilities *
39.2%

Value	Value	Value
Other assets less liabilities Footnote Reference*		39.2%
Government		60.8%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on futures contracts of (1.8)%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Gold Miners ETF

Ticker: GDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Gold Miners ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$13,116,087,580
  Number of Portfolio Holdings55
  Portfolio Turnover Rate9%
  Advisory Fees Paid$31,724,129

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Gold
93.8%
Silver
5.7%
Precious Metals & Minerals
0.4%
Other assets less liabilities
0.1%

Value	Value	Value
Other assets less liabilities		0.1%
Precious Metals & Minerals		0.4%
Silver		5.7%
Gold		93.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Green Metals ETF

Ticker: GMET

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Green Metals ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Metals ETF	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$25,599,638
  Number of Portfolio Holdings58
  Portfolio Turnover Rate13%
  Advisory Fees Paid$74,656

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Diversified Metals & Mining
53.5%
Copper
33.1%
Specialty Chemicals
6.2%
Precious Metals & Minerals
3.9%
Electrical Components & Equipment
2.1%
Fertilizers & Agricultural Chemicals
0.7%
Commodity Chemicals
0.2%
Other assets less liabilities
0.3%

Value	Value	Value
Other assets less liabilities		0.3%
Commodity Chemicals		0.2%
Fertilizers & Agricultural Chemicals		0.7%
Electrical Components & Equipment		2.1%
Precious Metals & Minerals		3.9%
Specialty Chemicals		6.2%
Copper		33.1%
Diversified Metals & Mining		53.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck India Growth Leaders ETF

Ticker: GLIN

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck India Growth Leaders ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$147,793,409
  Number of Portfolio Holdings81
  Portfolio Turnover Rate24%
  Advisory Fees Paid$318,598

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Financials
30.5%
Information Technology
19.8%
Industrials
11.2%
Consumer Discretionary
10.6%
Health Care
8.5%
Energy
7.0%
Materials
6.6%
Consumer Staples
5.2%
Communication Services
1.7%
Liabilities in excess of other assets
(1.1)%

Value	Value	Value
Liabilities in excess of other assets		(1.1)%
Communication Services		1.7%
Consumer Staples		5.2%
Materials		6.6%
Energy		7.0%
Health Care		8.5%
Consumer Discretionary		10.6%
Industrials		11.2%
Information Technology		19.8%
Financials		30.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Indonesia Index ETF

Ticker: IDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Indonesia Index ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$27,042,888
  Number of Portfolio Holdings58
  Portfolio Turnover Rate12%
  Advisory Fees Paid$11,343

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Financials
28.5%
Materials
21.2%
Consumer Staples
11.3%
Energy
8.6%
Communication Services
8.5%
Utilities
7.6%
Industrials
7.0%
Consumer Discretionary
3.6%
Health Care
2.6%
Real Estate
1.3%
Liabilities in excess of other assets
(0.2)%

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Real Estate		1.3%
Health Care		2.6%
Consumer Discretionary		3.6%
Industrials		7.0%
Utilities		7.6%
Communication Services		8.5%
Energy		8.6%
Consumer Staples		11.3%
Materials		21.2%
Financials		28.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Israel ETF

Ticker: ISRA

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Israel ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$69,914,671
  Number of Portfolio Holdings82
  Portfolio Turnover Rate5%
  Advisory Fees Paid$117,708

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Information Technology
45.7%
Financials
21.5%
Health Care
11.3%
Industrials
5.7%
Real Estate
3.7%
Utilities
3.0%
Consumer Discretionary
2.9%
Communication Services
1.8%
Materials
1.7%
Energy
1.6%
Consumer Staples
1.0%
Other assets less liabilities
0.1%

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Staples		1.0%
Energy		1.6%
Materials		1.7%
Communication Services		1.8%
Consumer Discretionary		2.9%
Utilities		3.0%
Real Estate		3.7%
Industrials		5.7%
Health Care		11.3%
Financials		21.5%
Information Technology		45.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Junior Gold Miners ETF

Ticker: GDXJ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Junior Gold Miners ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$26	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$4,895,480,550
  Number of Portfolio Holdings89
  Portfolio Turnover Rate11%
  Advisory Fees Paid$11,150,069

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Gold
78.0%
Silver
14.6%
Precious Metals & Minerals
4.8%
Diversified Metals & Mining
2.4%
Other assets less liabilities
0.2%

Value	Value	Value
Other assets less liabilities		0.2%
Diversified Metals & Mining		2.4%
Precious Metals & Minerals		4.8%
Silver		14.6%
Gold		78.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Low Carbon Energy ETF

Ticker: SMOG

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Low Carbon Energy ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$129,373,115
  Number of Portfolio Holdings67
  Portfolio Turnover Rate8%
  Advisory Fees Paid$350,170

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Utilities
40.4%
Consumer Discretionary
25.8%
Industrials
16.8%
Information Technology
15.3%
Materials
1.2%
Financials
0.6%
Liabilities in excess of other assets
(0.1)%

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Financials		0.6%
Materials		1.2%
Information Technology		15.3%
Industrials		16.8%
Consumer Discretionary		25.8%
Utilities		40.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Natural Resources ETF

Ticker: HAP

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Natural Resources ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$135,225,018
  Number of Portfolio Holdings129
  Portfolio Turnover Rate49%
  Advisory Fees Paid$256,610

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Materials
39.7%
Energy
31.5%
Industrials
9.3%
Utilities
8.6%
Consumer Staples
6.9%
Health Care
2.3%
Information Technology
1.1%
Real Estate
0.6%
Other assets less liabilities
–%

Value	Value	Value
Other assets less liabilities		-%
Real Estate		0.6%
Information Technology		1.1%
Health Care		2.3%
Consumer Staples		6.9%
Utilities		8.6%
Industrials		9.3%
Energy		31.5%
Materials		39.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Office and Commercial REIT ETF

Ticker: DESK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,082,254
  Number of Portfolio Holdings25
  Portfolio Turnover Rate7%
  Advisory Fees Paid$2,704

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Equity Real Estate Investment Trusts (REITs)
99.1%
Other assets less liabilities
0.9%

Value	Value	Value
Other assets less liabilities		0.9%
Equity Real Estate Investment Trusts (REITs)		99.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Refiners ETF

Ticker: CRAK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Oil Refiners ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$34,995,694
  Number of Portfolio Holdings25
  Portfolio Turnover Rate14%
  Advisory Fees Paid$63,688

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Energy
100.0%
Liabilities in excess of other assets
–%

Value	Value	Value
Liabilities in excess of other assets		-%
Energy		100.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Services ETF

Ticker: OIH

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Oil Services ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,930,305,697
  Number of Portfolio Holdings25
  Portfolio Turnover Rate7%
  Advisory Fees Paid$3,497,551

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Oil & Gas Equipment & Services
80.1%
Oil & Gas Drilling
19.9%
Other assets less liabilities
–%

Value	Value	Value
Other assets less liabilities		-%
Oil & Gas Drilling		19.9%
Oil & Gas Equipment & Services		80.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Rare Earth and Strategic Metals ETF

Ticker: REMX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$282,193,715
  Number of Portfolio Holdings26
  Portfolio Turnover Rate20%
  Advisory Fees Paid$854,659

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Materials
92.7%
Industrials
7.1%
Other assets less liabilities
0.2%

Value	Value	Value
Other assets less liabilities		0.2%
Industrials		7.1%
Materials		92.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia ETF

Ticker: RSX

Principal U.S. Listing Exchange: unlisted

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Russia ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$14	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$51,935,916
  Number of Portfolio Holdings29
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Consumer Discretionary
–%
Utilities
–%
Financials
–%
Materials
–%
Energy
–%
Communication Services
–%
Money Market Fund
69.2%
Other assets less liabilities
30.8%

Value	Value	Value
Other assets less liabilities		30.8%
Money Market Fund		69.2%
Communication Services		-%
Energy		-%
Materials		-%
Financials		-%
Utilities		-%
Consumer Discretionary		-%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia Small-Cap ETF

Ticker: RSXJ

Principal U.S. Listing Exchange: unlisted

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Russia Small-Cap ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$349,130
  Number of Portfolio Holdings25
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Consumer Discretionary
–%
Energy
–%
Communication Services
–%
Materials
–%
Real Estate
–%
Consumer Staples
–%
Financials
–%
Industrials
–%
Utilities
–%
Money Market Fund
118.3%
Liabilities in excess of other assets
(18.3)%

Value	Value	Value
Liabilities in excess of other assets		(18.3)%
Money Market Fund		118.3%
Utilities		-%
Industrials		-%
Financials		-%
Consumer Staples		-%
Real Estate		-%
Materials		-%
Communication Services		-%
Energy		-%
Consumer Discretionary		-%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Steel ETF

Ticker: SLX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Steel ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$94,923,056
  Number of Portfolio Holdings27
  Portfolio Turnover Rate6%
  Advisory Fees Paid$257,364

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Materials
92.7%
Energy
4.9%
Industrials
2.4%
Other assets less liabilities
–%

Value	Value	Value
Other assets less liabilities		-%
Industrials		2.4%
Energy		4.9%
Materials		92.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Uranium and Nuclear ETF

Ticker: NLR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$222,061,305
  Number of Portfolio Holdings26
  Portfolio Turnover Rate13%
  Advisory Fees Paid$410,506

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Energy
42.7%
Utilities
42.6%
Industrials
14.5%
Other assets less liabilities
0.2%

Value	Value	Value
Other assets less liabilities		0.2%
Industrials		14.5%
Utilities		42.6%
Energy		42.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Vietnam ETF

Ticker: VNM

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Vietnam ETF from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$491,321,449
  Number of Portfolio Holdings48
  Portfolio Turnover Rate8%
  Advisory Fees Paid$1,308,383

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Financials 27.4%
Real Estate 26.9%
Consumer Staples 18.8%
Materials 12.2%
Industrials 10.7%
Energy 2.1%
Utilities 1.4%
Exchange Traded Fund 0.0%
Other assets less liabilities 0.5%

Value	Value	Value
Other assets less liabilities		0.5%
Exchange Traded Fund		0.0%
Utilities		1.4%
Energy		2.1%
Industrials		10.7%
Materials		12.2%
Consumer Staples		18.8%
Real Estate		26.9%
Financials		27.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

Agribusiness ETF	MOO
CMCI Commodity Strategy ETF	CMCI
Gold Miners ETF	GDX®
Green Metals ETF	GMET
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG
Natural Resources ETF	HAP
Oil Refiners ETF	CRAK
Oil Services ETF	OIH
Rare Earth and Strategic Metals ETF	REMX
Steel ETF	SLX
Uranium and Nuclear ETF	NLR

800.826.2333	vaneck.com

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 2.9%
Incitec Pivot Ltd.	3,912,868	$7,556,481
Treasury Wine Estates Ltd. †	1,613,216	13,363,337
		20,919,818
Brazil: 3.1%
Rumo SA	3,049,000	11,373,814
Yara International ASA (NOK)	384,884	11,122,296
		22,496,110
Canada: 5.9%
Nutrien Ltd. (USD)	847,194	43,130,647
Chile: 1.4%
Sociedad Quimica y Minera de Chile SA (ADR) †	253,655	10,336,441
China: 3.3%
China Mengniu Dairy Co. Ltd. (HKD)	4,277,000	7,655,800
Wilmar International Ltd. (SGD)	7,115,851	16,234,988
		23,890,788
Denmark: 1.2%
Bakkafrost P/F (NOK)	117,905	5,988,742
Schouw & Co. A/S	32,473	2,555,108
		8,543,850
Germany: 7.0%
Bayer AG	1,593,958	44,964,086
K+S AG	474,763	6,403,976
		51,368,062
Indonesia: 0.3%
Golden Agri-Resources Ltd. (SGD) †	12,102,045	2,411,033
Israel: 0.8%
ICL Group Ltd. (USD) †	1,367,590	5,853,285
Japan: 5.3%
Kubota Corp.	1,965,130	27,621,090
Maruha Nichiro Corp.	111,300	2,194,384
NH Foods Ltd.	201,900	6,064,234
Nissui Corp.	554,900	2,983,381
		38,863,089
Malaysia: 2.8%
IOI Corp. Bhd	6,252,155	4,898,457
Kuala Lumpur Kepong Bhd	1,133,270	4,951,741
PPB Group Bhd	1,470,780	4,453,993
SD Guthrie Bhd	7,150,600	6,387,374
		20,691,565
Netherlands: 1.1%
OCI NV	341,767	8,353,318
Norway: 4.1%
Leroy Seafood Group ASA	663,304	2,694,955
Mowi ASA	1,082,912	18,048,262
Salmar ASA	175,007	9,203,628
		29,946,845
Russia: 0.0%
PhosAgro PJSC ∞	97,916	0
PhosAgro PJSC (USD) (GDR) ∞	1,892	0
	Number of Shares	Value
Russia (continued)
PhosAgro PJSC (USD) (GDR) ∞	1	$0
		0
Singapore: 0.8%
Charoen Pokphand Indonesia Tbk PT (IDR)	19,126,000	5,927,600
Switzerland: 1.0%
Bucher Industries AG	17,661	7,102,896
Taiwan: 0.5%
Taiwan Fertilizer Co. Ltd.	1,975,000	3,911,799
Thailand: 1.0%
Charoen Pokphand Foods PCL (NVDR) *	11,799,536	7,353,840
United Kingdom: 2.8%
CNH Industrial NV (USD)	1,733,354	17,558,876
Genus Plc	122,529	2,543,383
		20,102,259
United States: 54.7%
AGCO Corp.	130,550	12,778,234
Archer-Daniels-Midland Co.	673,210	40,695,544
Balchem Corp.	49,850	7,674,408
Bunge Global SA	236,467	25,247,582
CF Industries Holdings, Inc.	339,167	25,139,058
Corteva, Inc.	997,526	53,806,552
Darling Ingredients, Inc. *	326,132	11,985,351
Deere & Co.	159,997	59,779,679
Elanco Animal Health, Inc. *	746,695	10,774,809
FMC Corp.	231,609	13,329,098
Mosaic Co.	630,449	18,219,976
Neogen Corp. * †	407,675	6,371,960
Pilgrim’s Pride Corp. *	113,057	4,351,564
Toro Co.	173,472	16,221,367
Tyson Foods, Inc.	606,544	34,657,924
Zoetis, Inc.	336,725	58,374,646
		399,407,752
Total Common Stocks (Cost: $972,560,174)		730,610,997

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Money Market Fund: 1.8% (Cost: $13,076,839)
State Street Navigator Securities Lending Government Money Market Portfolio	13,076,839	13,076,839
Total Investments: 101.8% (Cost: $985,637,013)		743,687,836
Liabilities in excess of other assets: (1.8)%		(12,980,386)
NET ASSETS: 100.0%		$730,707,450

See Notes to Financial Statements

3

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $31,959,198.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$20,919,818	$—	$20,919,818
Brazil	11,373,814	11,122,296	—	22,496,110
Canada	43,130,647	—	—	43,130,647
Chile	10,336,441	—	—	10,336,441
China	—	23,890,788	—	23,890,788
Denmark	—	8,543,850	—	8,543,850
Germany	—	51,368,062	—	51,368,062
Indonesia	2,411,033	—	—	2,411,033
Israel	5,853,285	—	—	5,853,285
Japan	—	38,863,089	—	38,863,089
Malaysia	—	20,691,565	—	20,691,565
Netherlands	—	8,353,318	—	8,353,318
Norway	2,694,955	27,251,890	—	29,946,845
Russia	—	—	0	0
Singapore	5,927,600	—	—	5,927,600
Switzerland	—	7,102,896	—	7,102,896
Taiwan	—	3,911,799	—	3,911,799
Thailand	—	7,353,840	—	7,353,840
United Kingdom	17,558,876	2,543,383	—	20,102,259
United States	399,407,752	—	—	399,407,752
Money Market Fund	13,076,839	—	—	13,076,839
Total Investments	$511,771,242	$231,916,594	$0	$743,687,836

See Notes to Financial Statements

4

VANECK CMCI COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 101.6%
United States Treasury Obligations: 92.1%
United States Treasury Bills
5.21%, 08/22/24 (a)	$625		$620,289
5.21%, 12/05/24 (a)	50		48,881
5.24%, 07/18/24 (a)	525		523,697
5.24%, 08/01/24 (a)	575		572,405
5.29%, 09/05/24 (a)	600		594,273
			2,359,545

	Number of Shares		Value
Money Market Fund: 9.5%
Invesco Treasury Portfolio - Institutional Class	242,801		242,801
Total Short-Term Investments: 101.6% (Cost: $2,602,554)			2,602,346
Liabilities in excess of other assets: (1.6)%			(40,898)
NET ASSETS: 100.0%			$2,561,448

Total Return Swap Contracts
Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS	UBS Constant Maturity Commodity Index Total Return	$2,560,000	5.74%	Monthly	07/24/24	$1,599	0.1%

Footnotes:

(a)	All or a portion of these securities are segregated for forwards collateral. Total value of securities segregated is $520,682.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: Secured Overnight Financing Rate + 0.40%.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$2,359,545	$—	$2,359,545
Money Market Fund	242,801	—	—	242,801
Total Investments	$242,801	$2,359,545	$—	$2,602,346
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$1,599	$—	$1,599

See Notes to Financial Statements

5

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 10.7%
Bellevue Gold Ltd. * †	53,143,356	$63,318,570
Capricorn Metals Ltd. * †	17,096,981	54,460,321
Emerald Resources NL *	29,675,851	69,811,547
Evolution Mining Ltd.	89,933,687	210,534,123
Genesis Minerals Ltd. * †	50,808,576	59,707,920
Gold Road Resources Ltd.	49,060,825	55,837,143
Northern Star Resources Ltd.	52,039,755	452,424,477
OceanaGold Corp. (CAD)	32,209,097	73,911,327
Perseus Mining Ltd. †	62,214,340	97,795,931
Ramelius Resources Ltd.	51,759,498	66,562,410
Red 5 Ltd. *	302,229,894	72,472,385
Regis Resources Ltd. * †	34,206,759	40,123,542
West African Resources Ltd. *	46,544,555	49,987,319
Westgold Resources Ltd. †	21,448,789	34,557,724
		1,401,504,739
Brazil: 6.8%
Wheaton Precious Metals Corp. (USD)	17,003,256	891,310,680
Burkina Faso: 0.6%
IAMGOLD Corp. (USD) * †	22,519,566	84,448,372
Canada: 41.6%
Agnico Eagle Mines Ltd. (USD)	18,686,562	1,222,101,155
Alamos Gold, Inc. (USD)	18,019,631	282,547,814
Aya Gold & Silver, Inc. * †	5,889,236	58,446,907
B2Gold Corp. (USD)	59,170,278	159,759,750
Barrick Gold Corp. (USD)	65,865,328	1,098,633,671
Calibre Mining Corp. * †	35,571,577	46,792,735
Dundee Precious Metals, Inc.	8,220,212	64,339,146
Endeavour Silver Corp. (USD) *	10,848,663	38,187,294
Equinox Gold Corp. (USD) * †	17,489,271	91,468,887
First Majestic Silver Corp. (USD) †	13,181,148	78,032,396
Fortuna Mining Corp. (USD) * †	13,862,901	67,789,586
Franco-Nevada Corp. (USD)	7,208,244	854,321,079
K92 Mining, Inc. * †	10,711,151	61,448,120
Kinross Gold Corp. (USD)	55,657,125	463,067,280
MAG Silver Corp. (USD) * †	4,671,019	54,510,792
New Gold, Inc. (USD) *	35,782,403	69,775,686
Osisko Gold Royalties Ltd. (USD) †	8,421,741	131,210,725
Pan American Silver Corp. (USD) †	16,436,892	326,765,413
Sandstorm Gold Ltd. (USD) †	13,487,704	73,373,110
SilverCrest Metals, Inc. (USD) * †	6,668,730	54,350,149
SSR Mining, Inc. (USD)	9,152,028	41,275,646
Torex Gold Resources, Inc. *	3,893,216	60,318,032
Wesdome Gold Mines Ltd. * †	6,755,608	54,406,256
		5,452,921,629
	Number of Shares	Value
China: 5.7%
Zhaojin Mining Industry Co. Ltd. (HKD) †	124,147,500	$207,903,223
Zijin Mining Group Co. Ltd. (HKD) †	259,728,000	547,364,601
		755,267,824
Egypt: 0.6%
Centamin Plc (GBP)	52,581,149	80,353,989
Kyrgyzstan: 0.5%
Centerra Gold, Inc. (CAD) †	9,708,300	65,273,037
Peru: 1.5%
Cia de Minas Buenaventura SAA (ADR)	11,489,906	194,753,907
South Africa: 10.5%
Anglogold Ashanti Plc (USD)	19,006,184	477,625,404
DRDGOLD Ltd. (ADR) †	3,915,455	33,712,067
Gold Fields Ltd. (ADR) †	40,507,103	603,555,835
Harmony Gold Mining Co. Ltd. (ADR) †	28,647,959	262,701,784
		1,377,595,090
Turkey: 1.0%
Eldorado Gold Corp. (USD) * †	9,236,733	136,611,281
United Kingdom: 1.8%
Endeavour Mining Plc (CAD) †	11,090,576	234,236,596
United States: 18.5%
Coeur Mining, Inc. *	18,081,886	101,620,199
Hecla Mining Co. †	28,362,421	137,557,742
Newmont Corp.	43,252,817	1,810,995,448
Royal Gold, Inc.	2,976,840	372,581,294
		2,422,754,683
Total Common Stocks (Cost: $11,890,916,231)		13,097,031,827

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $49,225,077)
State Street Navigator Securities Lending Government Money Market Portfolio	49,225,077	49,225,077
Total Investments: 100.2% (Cost: $11,940,141,308)		13,146,256,904
Liabilities in excess of other assets: (0.2)%		(30,169,324)
NET ASSETS: 100.0%		$13,116,087,580

See Notes to Financial Statements

6

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $313,102,973.
†	Affiliated issuer – as defined under the Investment Company Act of 1940.

See Notes to Financial Statements

7

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2024 were as follows:

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Dividend Income

Alamos Gold, Inc.	$284,088,752	$36,314,756	$(87,595,292)	$30,769,284	$18,970,314	$–(a)	$1,056,742
Anglogold Ashanti Plc	417,374,016	59,540,275	(142,315,867)	24,204,060	118,822,920	–(a)	4,342,305
Aya Gold & Silver, Inc.	47,946,082	6,907,479	(13,714,598)	3,481,278	13,826,666	–(a)	–
B2Gold Corp.	218,670,230	22,863,077	(50,265,957)	(15,538,829)	(15,968,770)	–(a)	5,557,165
Capricorn Metals Ltd.	64,357,270	8,046,558	(17,918,782)	3,407,395	(3,432,120)	–(a)	–
Centamin Plc	78,287,286	10,276,169	(24,932,813)	(353,864)	17,077,211	–(a)	1,206,799
Centerra Gold, Inc.	68,886,604	8,140,898	(20,787,581)	(348,923)	9,382,039	–(a)	1,183,468
Cia de Minas Buenaventura SAA	205,742,835	28,168,206	(61,679,914)	16,880,207	5,642,573	–(a)	1,017,260
Coeur Mining, Inc.	66,343,103	9,539,469	(25,126,476)	(677,938)	51,542,041	–(a)	–
DRDGOLD Ltd.	36,573,291	4,578,897	(10,728,344)	(1,980,054)	5,268,278	–(a)	479,560
Dundee Precious Metals, Inc.	62,084,591	8,804,399	(20,409,303)	5,167,018	8,692,441	–(a)	752,085
Eldorado Gold Corp.	140,005,664	17,614,870	(43,087,029)	10,352,765	11,725,011	–(a)	–
Emerald Resources NL	68,071,396	8,633,143	(17,768,498)	4,591,059	6,284,446	–(a)	–
Endeavour Mining Plc	295,156,410	30,445,672	(75,615,866)	(1,613,968)	(14,135,652)	–(a)	5,332,028
Equinox Gold Corp.	81,436,451	17,658,900	(14,444,948)	2,380,306	4,438,178	–(a)	–
Evolution Mining Ltd.	283,073,281	30,229,498	(72,356,738)	(5,310,790)	(25,101,128)	–(a)	1,370,956
First Majestic Silver Corp.	93,898,600	10,657,319	(26,097,969)	(9,321,922)	8,896,368	–(a)	130,580
Fortuna Mining Corp.	62,927,515	7,344,240	(21,490,607)	4,596,572	14,411,866	–(a)	–
Genesis Minerals Ltd.	71,007,737	10,701,845	(19,884,501)	1,545,405	(3,662,566)	–(a)	–
Gold Road Resources Ltd.	77,002,407	7,468,596	(17,502,150)	224,435	(11,356,145)	–(a)	376,398
Harmony Gold Mining Co. Ltd.	202,861,280	30,542,892	(73,792,506)	28,507,793	74,582,325	262,701,784	2,702,196
Hecla Mining Co.	158,228,894	19,696,274	(46,323,778)	(274,047)	6,230,399	–(a)	414,031
IAMGOLD Corp.	64,792,910	12,078,253	(25,147,210)	585,295	32,139,124	–(a)	–
K92 Mining, Inc.	61,432,909	7,497,904	(17,757,477)	134,386	10,140,398	–(a)	–
Kinross Gold Corp.	395,220,582	47,906,263	(126,112,484)	34,767,497	111,285,422	–(a)	3,922,989
MAG Silver Corp.	57,024,772	6,716,565	(17,748,254)	1,572,400	6,945,309	–(a)	–
New Gold, Inc.	53,176,256	8,008,577	(9,825,009)	3,577,027	14,838,835	–(a)	–
Northern Star Resources Ltd.	568,109,598	39,079,357	(125,540,273)	15,944,351	(45,168,556)	–(a)	6,181,752
OceanaGold Corp.	72,504,186	9,546,878	(23,202,370)	(926,273)	15,988,906	–(a)	385,091
Osisko Gold Royalties Ltd.	140,695,856	19,719,030	(43,151,293)	7,014,241	6,932,891	–(a)	873,742
Pan American Silver Corp.	316,666,984	36,431,417	(103,659,081)	1,229,901	76,096,192	–(a)	3,857,009
Perseus Mining Ltd.	92,052,113	12,071,501	(30,625,201)	9,008,013	15,289,505	–(a)	620,302
Ramelius Resources Ltd.	69,387,841	8,398,902	(21,154,342)	4,479,193	5,450,816	–(a)	–
Red 5 Ltd.	38,696,331	6,028,649	(20,112,745)	(3,816,295)	51,676,445	–(a)	–
Regis Resources Ltd.	59,680,236	6,358,528	(14,250,182)	(9,324,588)	(2,340,452)	–(a)	–
Royal Gold, Inc.	422,808,060	49,773,563	(117,842,354)	7,708,977	10,133,048	–(a)	2,895,663

See Notes to Financial Statements

8

Transactions in securities of affiliates for the period ended June 30, 2024 were as follows: (continued)

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Dividend Income

Sandstorm Gold Ltd.	79,271,879	10,219,330	(23,385,147)	(3,377,675)	10,644,723	–(a)	473,335
Silver Lake Resources Ltd.	40,301,500	4,637,972	(6,103,933)	1,126,745	(39,962,284)	–	–
SilverCrest Metals, Inc.	50,820,330	6,309,476	(16,173,622)	3,341,309	10,052,656	–(a)	–
SSR Mining, Inc.	116,735,681	6,097,468	(15,552,454)	(20,300,628)	(45,704,421)	–(a)	(192)
Torex Gold Resources, Inc.	50,669,498	7,439,034	(18,360,977)	1,611,574	18,958,903	–(a)	–
Wesdome Gold Mines Ltd.	46,342,438	7,116,641	(16,750,236)	(259,955)	17,957,368	–(a)	–
West African Resources Ltd.	35,162,971	4,828,052	(13,689,571)	2,403,472	21,282,395	–(a)	–
Zhaojin Mining Industry Co. Ltd.	172,509,427	21,786,838	(52,782,555)	14,343,114	52,046,399	–(a)	764,559
Zijin Mining Group Co. Ltd.	497,648,143	40,285,451	(141,615,006)	80,381,639	70,664,374	–(a)	7,816,933
	$6,585,734,196	$772,509,081	$(1,904,381,293)	$251,910,962	$727,484,691	$262,701,784	$53,712,756

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$73,911,327	$1,327,593,412	$—	$1,401,504,739
Brazil	891,310,680	—	—	891,310,680
Burkina Faso	84,448,372	—	—	84,448,372
Canada	5,452,921,629	—	—	5,452,921,629
China	—	755,267,824	—	755,267,824
Egypt	—	80,353,989	—	80,353,989
Kyrgyzstan	65,273,037	—	—	65,273,037
Peru	194,753,907	—	—	194,753,907
South Africa	1,377,595,090	—	—	1,377,595,090
Turkey	136,611,281	—	—	136,611,281
United Kingdom	234,236,596	—	—	234,236,596
United States	2,422,754,683	—	—	2,422,754,683
Money Market Fund	49,225,077	—	—	49,225,077
Total Investments	$10,983,041,679	$2,163,215,225	$—	$13,146,256,904

See Notes to Financial Statements

9

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 12.4%
Glencore Plc (GBP)	352,732	$2,007,140
IGO Ltd.	58,295	218,460
Iluka Resources Ltd.	23,314	101,359
Liontown Resources Ltd. *	155,055	93,199
Lynas Rare Earths Ltd. *	64,207	253,229
Pilbara Minerals Ltd.	220,998	450,190
		3,123,577
Canada: 13.5%
Capstone Copper Corp. *	58,896	417,504
Hudbay Minerals, Inc. (USD)	41,003	371,077
Ivanhoe Mines Ltd. *	61,653	795,246
Lithium Americas Argentina Corp. (USD) *	15,466	49,491
Lithium Americas Corp. (USD) * †	23,407	62,731
Sigma Lithium Corp. (USD) * †	7,463	89,780
Teck Resources Ltd. (USD)	35,497	1,700,306
		3,486,135
Chile: 4.0%
Lundin Mining Corp. (CAD)	51,194	569,799
Sociedad Quimica y Minera de Chile SA (ADR) †	11,332	461,779
		1,031,578
China: 11.0%
Beijing Easpring Material Technology Co. Ltd.	18,000	84,556
Chengxin Lithium Group Co. Ltd.	30,700	56,349
China Northern Rare Earth Group High-Tech Co. Ltd.	128,468	302,232
China Rare Earth Resources And Technology Co. Ltd.	37,700	130,728
Ganfeng Lithium Group Co. Ltd.	42,920	168,091
GEM Co. Ltd.	182,500	159,068
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.	52,500	97,105
Jiangxi Copper Co. Ltd.	73,703	238,427
MMG Ltd. (HKD) * †	328,000	125,167
Shenghe Resources Holding Co. Ltd.	62,300	73,397
Sichuan Yahua Industrial Group Co. Ltd.	37,600	45,847
Tianqi Lithium Corp.	52,500	214,533
Tongling Nonferrous Metals Group Co. Ltd.	374,000	184,333
Western Mining Co. Ltd.	84,700	207,767
Yunnan Chihong Zinc&Germanium Co. Ltd.	180,900	131,977
Yunnan Copper Co. Ltd.	71,200	121,143
Yunnan Tin Co. Ltd.	58,485	123,838
Zangge Mining Co. Ltd.	56,200	184,906
Zhejiang Huayou Cobalt Co. Ltd.	60,330	182,291
		2,831,755
	Number of Shares	Value
Germany: 1.0%
Aurubis AG	3,301	$259,136
Indonesia: 5.2%
Amman Mineral Internasional PT *	1,631,900	1,094,845
Merdeka Copper Gold Tbk PT *	1,652,000	239,322
		1,334,167
Japan: 3.7%
Mitsubishi Materials Corp. †	10,000	183,720
Sumitomo Metal Mining Co. Ltd.	25,100	762,766
		946,486
Liechtenstein: 4.7%
Antofagasta Plc (GBP)	45,535	1,210,139
Mexico: 10.9%
Grupo Mexico SAB de CV	312,700	1,682,908
Southern Copper Corp. (USD)	10,176	1,096,362
		2,779,270
Poland: 1.9%
KGHM Polska Miedz SA	13,264	492,806
Russia: 0.0%
GMK Norilskiy Nickel PAO ∞	440,500	0
GMK Norilskiy Nickel PAO (ADR) *∞	2	0
		0
South Africa: 11.3%
Anglo American Platinum Ltd. †	6,598	216,501
Anglo American Plc (GBP)	60,169	1,901,369
Impala Platinum Holdings Ltd.	73,904	365,707
Northam Platinum Holdings Ltd.	24,872	173,361
Sibanye Stillwater Ltd. (ADR) †	55,313	240,612
		2,897,550
Sweden: 3.9%
Boliden AB	30,819	991,988
United States: 13.4%
Albemarle Corp.	8,630	824,338
Arcadium Lithium Plc *	98,050	329,448
Freeport-McMoRan, Inc.	42,613	2,070,993
MP Materials Corp. * †	13,117	166,979
		3,391,758
Zambia: 2.9%
First Quantum Minerals Ltd. (CAD)	57,256	751,920
Total Common Stocks (Cost: $28,769,909)		25,528,265

See Notes to Financial Statements

10

	Number of Shares	Value
RIGHTS: 0.0% (Cost: $0)
China: 0.0%
MMG Ltd., *	134,400	$6,197

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $28,769,909)		25,534,462
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $824,201)
State Street Navigator Securities Lending Government Money Market Portfolio	824,201	$824,201
Total Investments: 103.0% (Cost: $29,594,110)		26,358,663
Liabilities in excess of other assets: (3.0)%		(759,025)
NET ASSETS: 100.0%		$25,599,638

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,095,952.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,123,577	$—	$3,123,577
Canada	3,486,135	—	—	3,486,135
Chile	1,031,578	—	—	1,031,578
China	—	2,831,755	—	2,831,755
Germany	—	259,136	—	259,136
Indonesia	—	1,334,167	—	1,334,167
Japan	—	946,486	—	946,486
Liechtenstein	—	1,210,139	—	1,210,139
Mexico	2,779,270	—	—	2,779,270
Poland	—	492,806	—	492,806
Russia	—	—	0	0
South Africa	240,612	2,656,938	—	2,897,550
Sweden	—	991,988	—	991,988
United States	3,391,758	—	—	3,391,758
Zambia	751,920	—	—	751,920
Rights *	—	6,197	—	6,197
Money Market Fund	824,201	—	—	824,201
Total Investments	$12,505,474	$13,853,189	$0	$26,358,663

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

11

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 17.0%
Alkane Resources Ltd. * †	20,832,791	$6,943,151
Aurelia Metals Ltd. * †	65,056,468	8,273,101
Australian Strategic Materials Ltd. *	1	0
Bellevue Gold Ltd. * †	36,933,892	44,005,524
Capricorn Metals Ltd. * †	13,996,590	44,584,409
De Grey Mining Ltd. * †	76,324,224	57,971,855
Emerald Resources NL * †	19,002,319	44,702,384
Evolution Mining Ltd.	58,522,483	137,000,718
Firefinch Ltd. * †∞	54,133,739	3,253,790
Genesis Minerals Ltd. * †	28,263,206	33,213,630
Gold Road Resources Ltd. †	45,828,450	52,158,310
Kingsgate Consolidated Ltd. * †	12,251,239	13,240,720
OceanaGold Corp. (CAD)	23,713,580	54,416,371
Perseus Mining Ltd. †	52,238,331	82,114,448
Ramelius Resources Ltd.	40,199,598	51,696,446
Red 5 Ltd. *	288,688,714	69,225,315
Regis Resources Ltd. * †	26,567,584	31,163,010
Resolute Mining Ltd. *	79,945,031	27,831,922
Silver Mines Ltd. * †	68,094,794	7,059,094
West African Resources Ltd. *	35,661,343	38,299,108
Westgold Resources Ltd. †	14,632,694	23,575,811
		830,729,117
Burkina Faso: 1.6%
IAMGOLD Corp. (USD) * †	21,093,428	79,100,355
Canada: 51.3%
Alamos Gold, Inc. (USD) †	19,944,207	312,725,166
Argonaut Gold, Inc. * †	30,763,725	9,667,411
Aris Mining Corp. * †	5,993,309	22,644,358
Arizona Metals Corp. * †	5,515,605	7,981,071
Artemis Gold, Inc. * †	6,908,656	49,580,153
Aya Gold & Silver, Inc. * †	5,563,141	55,210,622
B2Gold Corp. (USD) †	42,885,971	115,792,122
Calibre Mining Corp. *	27,635,928	36,353,762
Dakota Gold Corp. (USD) *	2,709,774	6,909,924
Discovery Silver Corp. * †	13,596,553	8,744,083
Dundee Precious Metals, Inc.	5,432,728	42,521,663
Endeavour Silver Corp. (USD) * †	11,423,712	40,211,466
Equinox Gold Corp. (USD) * †	16,900,597	88,390,122
Filo Corp. * †	3,520,713	64,529,895
First Majestic Silver Corp. (USD) †	12,151,306	71,935,732
Fortuna Mining Corp. (USD) * †	12,933,809	63,246,326
GoGold Resources, Inc. *	14,213,587	13,919,104
Gold Royalty Corp. (USD) * †	6,134,118	8,649,106
GoldMining, Inc. (USD) * †	8,358,794	7,472,762
K92 Mining, Inc. * †	8,544,259	49,017,015
Karora Resources, Inc. * †	7,217,969	31,438,664
Kinross Gold Corp. (USD)	45,770,761	380,812,732
Lundin Gold, Inc.	3,976,403	58,729,934
MAG Silver Corp. (USD) * †	2,941,505	34,327,363
	Number of Shares	Value
Canada (continued)
McEwen Mining, Inc. (USD) * †	1,950,455	$17,905,177
Metalla Royalty & Streaming Ltd. (USD) †	4,131,253	11,484,883
New Found Gold Corp. * †	4,919,616	13,877,822
New Gold, Inc. (USD) *	28,179,152	54,949,346
NorthX Nickel Corp. * †	179,304	36,035
Novagold Resources, Inc. (USD) * †	6,993,219	24,196,538
Orla Mining Ltd. (USD) * †	6,958,532	26,720,763
Osisko Gold Royalties Ltd. (USD) †	6,010,644	93,645,834
Osisko Mining, Inc. * †	14,433,800	30,168,208
Pan American Silver Corp. (USD) †	14,463,084	287,526,110
Prime Mining Corp. * †	4,873,405	6,339,504
Sandstorm Gold Ltd. (USD) †	10,475,583	56,987,172
Seabridge Gold, Inc. (USD) * †	3,422,926	46,859,857
Silvercorp Metals, Inc. (USD) †	8,019,879	26,946,793
SilverCrest Metals, Inc. (USD) * †	5,179,602	42,213,756
Skeena Resources Ltd. * †	2,718,787	14,583,912
SSR Mining, Inc. (USD)	7,684,459	34,656,910
Sulliden Mining Capital, Inc. *	1,689,990	12,351
Torex Gold Resources, Inc. *	3,106,090	48,123,001
Triple Flag Precious Metals Corp. (USD) †	3,157,425	48,940,088
Victoria Gold Corp. * †	1,737,921	1,346,290
Wesdome Gold Mines Ltd. * †	5,402,015	43,505,101
		2,511,836,007
China: 2.0%
Zhaojin Mining Industry Co. Ltd. (HKD) †	57,334,700	96,015,376
Egypt: 1.2%
Centamin Plc (GBP)	39,735,090	60,722,769
Indonesia: 0.6%
Bumi Resources Minerals Tbk PT *	3,504,363,600	31,204,863
Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. Plc (USD)	675,140	6,562,361
Kyrgyzstan: 0.9%
Centerra Gold, Inc. (CAD)	6,927,970	46,579,694
Mexico: 3.6%
Fresnillo Plc (GBP)	8,756,355	61,991,560
Industrias Penoles SAB de CV * †	8,878,863	115,443,914
		177,435,474
Peru: 5.7%
Cia de Minas Buenaventura SAA (ADR) †	14,309,345	242,543,398

See Notes to Financial Statements

12

	Number of Shares	Value
Peru (continued)
Hochschild Mining Plc (GBP) *	15,160,740	$34,158,153
		276,701,551
South Africa: 6.2%
DRDGOLD Ltd. (ADR) †	904,090	7,784,215
Harmony Gold Mining Co. Ltd. (ADR) † †	32,100,392	294,360,595
		302,144,810
Turkey: 2.4%
Eldorado Gold Corp. (USD) * †	5,816,785	86,030,250
Koza Altin Isletmeleri AS	45,665,572	29,697,561
		115,727,811
United Kingdom: 3.0%
Endeavour Mining Plc	6,060,383	128,970,768
Greatland Gold Plc * †	222,595,427	19,696,793
		148,667,561
	Number of Shares	Value
United States: 4.2%
Aura Minerals, Inc. (BRL) (BDR)	1,551,177	$13,265,203
Coeur Mining, Inc. *	12,526,917	70,401,274
Gatos Silver, Inc. * †	1,611,244	16,821,387
Hecla Mining Co.	18,754,037	90,957,079
i-80 Gold Corp. * †	11,968,397	12,925,869
		204,370,812
Total Common Stocks (Cost: $4,516,135,615)		4,887,798,561

MONEY MARKET FUND: 2.5% (Cost: $122,567,019)
State Street Navigator Securities Lending Government Money Market Portfolio	122,567,019	122,567,019

Total Investments: 102.3% (Cost: $4,638,702,634)		5,010,365,580
Liabilities in excess of other assets: (2.3)%		(114,885,030)
NET ASSETS: 100.0%		$4,895,480,550

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $378,800,261.
†	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

13

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2024 were as follows:

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Dividend Income

Alamos Gold, Inc.	$–(a)	$40,647,900	$(17,557,367)	$9,694,156	$35,105,931	$312,725,166	$958,958
B2Gold Corp.	233,544,410	10,745,379	(92,730,441)	(54,542,593)	18,775,367	–(b)	4,694,259
Cia de Minas Buenaventura SAA	–(a)	93,337,770	(11,430,075)	5,623,858	8,469,507	242,543,398	943,704
Harmony Gold Mining Co. Ltd.	–(a)	108,831,706	(12,992,912)	9,049,363	68,725,403	294,360,594	2,515,338
Metalla Royalty & Streaming Ltd.	10,607,277	2,809,004	(708,273)	50,033	(1,273,158)	–(b)	–
Pan American Silver Corp.	319,425,235	17,918,666	(115,985,214)	(19,417,902)	85,585,325	–(b)	3,756,221
	$563,576,922	$274,290,425	$(251,404,282)	$(49,543,085)	$215,388,375	$849,629,158	$12,868,480

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$54,416,371	$773,058,956	$3,253,790	$830,729,117
Burkina Faso	79,100,355	—	—	79,100,355
Canada	2,511,836,007	—	—	2,511,836,007
China	—	96,015,376	—	96,015,376
Egypt	—	60,722,769	—	60,722,769
Indonesia	—	31,204,863	—	31,204,863
Jersey, Channel Islands	6,562,361	—	—	6,562,361
Kyrgyzstan	46,579,694	—	—	46,579,694
Mexico	115,443,914	61,991,560	—	177,435,474
Peru	242,543,398	34,158,153	—	276,701,551
South Africa	302,144,810	—	—	302,144,810
Turkey	115,727,811	—	—	115,727,811
United Kingdom	19,696,793	128,970,768	—	148,667,561
United States	204,370,812	—	—	204,370,812
Money Market Fund	122,567,019	—	—	122,567,019
Total Investments	$3,820,989,345	$1,186,122,445	$3,253,790	$5,010,365,580

See Notes to Financial Statements

14

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Austria: 0.6%
Verbund AG	10,733	$849,855
Brazil: 3.1%
Centrais Eletricas Brasileiras SA (ADR) †	410,296	2,638,203
Cia Energetica de Minas Gerais (ADR) †	486,786	856,743
Cia Paranaense de Energia - Copel (ADR) †	71,049	475,318
		3,970,264
Canada: 3.5%
Ballard Power Systems, Inc. (USD) * †	84,443	189,997
Boralex, Inc. †	28,985	709,824
Brookfield Renewable Corp. (USD) †	41,728	1,184,241
Canadian Solar, Inc. (USD) * †	11,800	174,050
Innergex Renewable Energy, Inc. †	43,883	328,076
Northland Power, Inc. †	79,989	1,374,898
TransAlta Corp. (USD)	77,555	549,089
		4,510,175
Chile: 0.5%
Enel Americas SA	6,407,701	594,660
China: 15.1%
BYD Co. Ltd. (HKD) †	268,500	7,975,824
China Everbright Environment Group Ltd. (HKD)	1,121,000	561,519
China Longyuan Power Group Corp. Ltd. (HKD) †	749,000	672,514
Daqo New Energy Corp. (ADR) * †	17,893	261,238
GCL Technology Holdings Ltd. (HKD) * †	6,789,000	1,005,827
JinkoSolar Holding Co. Ltd. (ADR) †	11,938	247,355
Li Auto, Inc. (ADR) * †	210,987	3,772,448
NIO, Inc. (ADR) * †	463,144	1,926,679
Xinyi Solar Holdings Ltd. (HKD)	1,980,000	994,565
XPeng, Inc. (ADR) *	212,189	1,555,345
Zhejiang Leapmotor Technology Co. Ltd. (HKD) 144A * †	174,100	596,005
		19,569,319
Denmark: 8.9%
Orsted AS 144A *	62,772	3,337,272
ROCKWOOL International A/S	3,202	1,299,087
Vestas Wind Systems A/S *	294,889	6,843,476
		11,479,835
France: 0.8%
Neoen SA 144A †	25,758	1,042,555
Germany: 0.4%
Nordex SE * †	41,584	508,742
	Number of Shares	Value
Ireland: 2.6%
Kingspan Group Plc	39,488	$3,358,503
Italy: 7.0%
Enel SpA	1,239,814	8,609,236
ERG SpA †	18,456	462,993
		9,072,229
Japan: 0.8%
Horiba Ltd. †	12,184	988,457
New Zealand: 3.0%
Contact Energy Ltd. †	246,139	1,349,863
Mercury NZ Ltd. †	226,667	906,755
Meridian Energy Ltd. †	420,893	1,613,203
		3,869,821
Norway: 0.2%
NEL ASA *	554,590	291,266
Portugal: 1.1%
EDP Renovaveis SA * †	100,065	1,399,276
South Korea: 4.1%
Hanwha Solutions Corp.	36,505	725,673
Samsung SDI Co. Ltd.	18,026	4,602,951
		5,328,624
Spain: 8.4%
Acciona SA †	8,191	970,094
Atlantica Sustainable Infrastructure Plc (USD) †	22,354	490,670
Iberdrola SA	726,800	9,437,222
		10,897,986
Sweden: 1.5%
Nibe Industrier AB †	461,238	1,946,907
Switzerland: 0.5%
Landis+Gyr Group AG	7,866	635,025
Taiwan: 0.5%
Simplo Technology Co. Ltd.	47,000	616,961
Thailand: 0.1%
Energy Absolute PCL (NVDR)	616,100	186,752
United Kingdom: 1.1%
Drax Group Plc	96,245	599,399
Johnson Matthey Plc	42,004	832,893
		1,432,292
United States: 36.3%
Array Technologies, Inc. * †	34,246	351,364
Badger Meter, Inc.	6,242	1,163,197
Bloom Energy Corp. * †	45,952	562,452
EnerSys	10,125	1,048,140
Enphase Energy, Inc. *	35,216	3,511,387
First Solar, Inc. *	22,847	5,151,085
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	24,217	716,823
Installed Building Products, Inc.	6,324	1,300,720
Lucid Group, Inc. * †	306,230	799,260
NextEra Energy, Inc.	152,124	10,771,900
Ormat Technologies, Inc.	12,030	862,551
Owens Corning	22,141	3,846,335

See Notes to Financial Statements

15

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
Plug Power, Inc. * †	189,729	$442,069
QuantumScape Corp. * †	115,143	566,504
Rivian Automotive, Inc. * †	199,883	2,682,430
SolarEdge Technologies, Inc. * †	14,640	369,806
Sunrun, Inc. * †	47,074	558,298
Tesla, Inc. *	62,003	12,269,154
		46,973,475
Total Common Stocks (Cost: $181,051,410)		129,522,979
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.0%
Money Market Fund: 7.0% (Cost: $9,080,919)
State Street Navigator Securities Lending Government Money Market Portfolio	9,080,919	$9,080,919
Total Investments: 107.1% (Cost: $190,132,329)		138,603,898
Liabilities in excess of other assets: (7.1)%		(9,230,783)
NET ASSETS: 100.0%		$129,373,115

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $29,325,374.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,975,832, or 3.8% of net assets.

See Notes to Financial Statements

16

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$849,855	$—	$849,855
Brazil	3,970,264	—	—	3,970,264
Canada	4,510,175	—	—	4,510,175
Chile	594,660	—	—	594,660
China	7,763,065	11,806,254	—	19,569,319
Denmark	—	11,479,835	—	11,479,835
France	—	1,042,555	—	1,042,555
Germany	—	508,742	—	508,742
Ireland	—	3,358,503	—	3,358,503
Italy	—	9,072,229	—	9,072,229
Japan	—	988,457	—	988,457
New Zealand	3,869,821	—	—	3,869,821
Norway	—	291,266	—	291,266
Portugal	—	1,399,276	—	1,399,276
South Korea	—	5,328,624	—	5,328,624
Spain	490,670	10,407,316	—	10,897,986
Sweden	—	1,946,907	—	1,946,907
Switzerland	—	635,025	—	635,025
Taiwan	—	616,961	—	616,961
Thailand	—	186,752	—	186,752
United Kingdom	—	1,432,292	—	1,432,292
United States	46,973,475	—	—	46,973,475
Money Market Fund	9,080,919	—	—	9,080,919
Total Investments	$77,253,049	$61,350,849	$—	$138,603,898

See Notes to Financial Statements

17

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 10.5%
BHP Group Ltd. (ADR)	92,410	$5,275,687
Evolution Mining Ltd.	113,376	265,412
Fortescue Ltd. †	74,318	1,059,214
Glencore Plc (GBP)	366,637	2,086,263
Northern Star Resources Ltd.	54,047	469,875
Rio Tinto Ltd. †	13,887	1,101,252
Rio Tinto Plc (ADR) †	45,384	2,992,167
South32 Ltd. †	216,628	526,151
Woodside Energy Group Ltd. (ADR) †	25,945	488,026
		14,264,047
Brazil: 4.0%
Centrais Eletricas Brasileiras
SA (ADR) †	84,204	541,432
Klabin SA	74,576	287,861
Petroleo Brasileiro SA (ADR)	34,613	472,121
Suzano SA (ADR) †	53,403	548,449
Vale SA (ADR)	174,299	1,946,920
Wheaton Precious Metals Corp. (USD)	17,052	893,866
Yara International ASA (NOK)	26,263	758,942
		5,449,591
Canada: 10.1%
Agnico Eagle Mines Ltd. (USD)	23,550	1,540,170
Alamos Gold, Inc. (USD)	23,539	369,092
Barrick Gold Corp. (USD)	84,646	1,411,895
Cameco Corp. (USD)	20,116	989,707
Canadian Natural Resources Ltd. (USD) †	22,628	805,557
Cenovus Energy, Inc. (USD)	18,217	358,146
Enbridge, Inc. (USD) †	30,666	1,091,403
Franco-Nevada Corp. (USD)	8,356	990,353
Kinross Gold Corp. (USD)	69,861	581,244
Northland Power, Inc. †	20,336	349,547
Nutrien Ltd. (USD)	55,936	2,847,702
Pan American Silver Corp. (USD)	21,517	427,758
Pembina Pipeline Corp. (USD) †	8,853	328,269
Suncor Energy, Inc. (USD)	19,255	733,616
TC Energy Corp. (USD)	12,115	459,158
West Fraser Timber Co. Ltd. (USD)	4,660	358,214
		13,641,831
China: 0.9%
Wilmar International Ltd. (SGD)	424,664	968,881
Xinyi Solar Holdings Ltd. (HKD)	572,000	287,319
		1,256,200
Denmark: 1.3%
Orsted AS 144A *	11,936	634,577
Vestas Wind Systems A/S *	49,658	1,152,411
		1,786,988
Finland: 1.1%
Stora Enso Oyj †	35,013	478,477
	Number of Shares	Value
Finland (continued)
UPM-Kymmene Oyj	29,262	$1,028,524
		1,507,001
France: 1.5%
TotalEnergies SE (ADR) †	30,669	2,045,009
Germany: 2.3%
Bayer AG	108,570	3,062,660
India: 1.2%
Reliance Industries Ltd. (USD) 144A (GDR)	22,205	1,656,493
Israel: 0.0%
Enlight Renewable Energy Ltd. *	1	13
Italy: 0.4%
Eni SpA (ADR) †	19,251	592,738
Japan: 2.3%
JFE Holdings, Inc.	34,864	503,273
Kubota Corp.	101,500	1,426,644
Nippon Steel Corp.	38,900	824,772
Oji Holdings Corp.	84,876	335,116
		3,089,805
Liechtenstein: 0.5%
Antofagasta Plc (GBP)	23,025	611,913
Luxembourg: 0.5%
ArcelorMittal SA (USD) †	27,447	629,360
Mexico: 0.7%
Grupo Mexico SAB de CV	171,564	923,333
New Zealand: 0.3%
Meridian Energy Ltd.	101,010	387,152
Norway: 1.1%
Equinor ASA (ADR)	16,575	473,382
Mowi ASA	61,550	1,025,818
		1,499,200
Peru: 0.2%
Cia de Minas Buenaventura SAA (ADR)	15,494	262,623
Portugal: 0.3%
EDP Renovaveis SA * †	24,883	347,956
Russia: 0.0%
Evraz Plc (GBP) *∞	10,824	0
Gazprom PJSC *∞	125,520	0
GMK Norilskiy Nickel PAO ∞	128,400	0
GMK Norilskiy Nickel PAO (ADR) *∞	17	0
LUKOIL PJSC ∞	3,739	0
Novatek PJSC ∞	19,580	0
Novolipetsk Steel PJSC	26,910	0
PhosAgro PJSC ∞	4,623	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
PhosAgro PJSC (USD) (GDR) ∞	89	0
Polyus PJSC (USD) (GDR) *∞	1,669	0
Ros Agro Plc (USD) (GDR) *∞	4,076	0

See Notes to Financial Statements

18

	Number of Shares	Value
Russia (continued)
Rosneft Oil Co. PJSC ∞	13,000	$0
Severstal PAO (USD) (GDR) *∞	4,118	0
Surgutneftegas PJSC ∞	371,430	0
Tatneft PJSC (ADR) *∞	2,680	0
		0
South Africa: 2.5%
Anglo American Platinum Ltd. †	7,064	231,792
Anglo American Plc (GBP)	48,100	1,519,983
Anglogold Ashanti Plc (USD)	19,605	492,673
Gold Fields Ltd. (ADR) †	41,913	624,504
Impala Platinum Holdings Ltd.	58,535	289,655
Sibanye Stillwater Ltd. (ADR)	52,875	230,006
		3,388,613
South Korea: 0.8%
POSCO Holdings, Inc. (ADR) †	16,554	1,088,260
Spain: 3.0%
Iberdrola SA	285,237	3,703,694
Repsol SA †	20,433	324,283
		4,027,977
Sweden: 0.7%
Boliden AB †	16,105	518,381
Svenska Cellulosa AB SCA †	32,784	482,876
		1,001,257
Taiwan: 0.4%
China Steel Corp.	776,672	552,574
United Kingdom: 6.9%
BP Plc (ADR)	36,764	1,327,181
CNH Industrial NV (USD)	100,541	1,018,480
Shell Plc (ADR)	96,428	6,960,173
		9,305,834
United States: 46.5%
AGCO Corp.	8,290	811,425
Archer-Daniels-Midland Co.	40,238	2,432,387
Bunge Global SA	12,541	1,339,003
CF Industries Holdings, Inc.	17,893	1,326,229
Cheniere Energy, Inc.	3,081	538,651
Chevron Corp.	44,025	6,886,390
ConocoPhillips	13,579	1,553,166
Corteva, Inc.	65,908	3,555,078
Darling Ingredients, Inc. *	21,710	797,842
Deere & Co.	18,346	6,854,616
Devon Energy Corp.	8,074	382,708
Diamondback Energy, Inc.	2,020	404,384
	Number of Shares	Value
United States (continued)
EOG Resources, Inc.	6,044	$760,758
Exxon Mobil Corp.	61,205	7,045,920
First Solar, Inc. *	4,322	974,438
FMC Corp.	14,815	852,603
Freeport-McMoRan, Inc.	54,490	2,648,214
Halliburton Co.	9,562	323,004
Hess Corp.	3,874	571,492
Ingredion, Inc.	8,280	949,716
Kinder Morgan, Inc.	25,017	497,088
Louisiana-Pacific Corp.	3,993	328,744
Marathon Petroleum Corp.	4,220	732,086
Mosaic Co.	36,640	1,058,896
Newmont Corp.	45,416	1,901,568
NextEra Energy, Inc.	80,527	5,702,117
Nucor Corp.	8,095	1,279,658
Occidental Petroleum Corp.	8,233	518,926
ONEOK, Inc.	6,880	561,064
Phillips 66	5,152	727,308
Reliance, Inc.	2,540	725,424
Royal Gold, Inc.	2,641	330,548
Schlumberger NV	16,394	773,469
SolarEdge Technologies, Inc. * †	5,567	140,622
Steel Dynamics, Inc.	6,817	882,801
The Williams Companies, Inc.	14,616	621,180
Toro Co.	10,313	964,369
Tyson Foods, Inc.	30,287	1,730,599
UFP Industries, Inc.	3,427	383,824
United States Steel Corp.	12,291	464,600
Valero Energy Corp.	3,985	624,689
Weyerhaeuser Co.	30,124	855,220
		62,812,824
Total Common Stocks (Cost: $135,718,366)		135,191,252

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3%
Money Market Fund: 3.3% (Cost: $4,478,076)
State Street Navigator Securities Lending Government Money Market Portfolio	4,478,076	4,478,076
Total Investments: 103.3% (Cost: $140,196,442)		139,669,328
Liabilities in excess of other assets: (3.3)%		(4,444,310)
NET ASSETS: 100.0%		$135,225,018

See Notes to Financial Statements

19

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $10,273,921.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,291,070, or 1.7% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$8,755,880	$5,508,167	$—	$14,264,047
Brazil	4,690,649	758,942	—	5,449,591
Canada	13,641,831	—	—	13,641,831
China	—	1,256,200	—	1,256,200
Denmark	—	1,786,988	—	1,786,988
Finland	—	1,507,001	—	1,507,001
France	2,045,009	—	—	2,045,009
Germany	—	3,062,660	—	3,062,660
India	—	1,656,493	—	1,656,493
Israel	—	13	—	13
Italy	592,738	—	—	592,738
Japan	—	3,089,805	—	3,089,805
Liechtenstein	—	611,913	—	611,913
Luxembourg	629,360	—	—	629,360
Mexico	923,333	—	—	923,333
New Zealand	387,152	—	—	387,152
Norway	473,382	1,025,818	—	1,499,200
Peru	262,623	—	—	262,623
Portugal	—	347,956	—	347,956
Russia	—	—	0	0
South Africa	1,347,183	2,041,430	—	3,388,613
South Korea	1,088,260	—	—	1,088,260
Spain	—	4,027,977	—	4,027,977
Sweden	—	1,001,257	—	1,001,257
Taiwan	—	552,574	—	552,574
United Kingdom	9,305,834	—	—	9,305,834
United States	62,812,824	—	—	62,812,824
Money Market Fund	4,478,076	—	—	4,478,076
Total Investments	$111,434,134	$28,235,194	$0	$139,669,328

See Notes to Financial Statements

20

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 3.5%
Ampol Ltd. †	56,106	$1,208,111
Austria: 4.4%
OMV AG	35,455	1,542,282
Finland: 4.4%
Neste Oyj	86,349	1,542,004
Greece: 1.6%
Motor Oil Hellas Corinth Refineries SA	22,681	569,386
Hungary: 3.5%
MOL Hungarian Oil & Gas Plc	156,577	1,222,919
India: 8.4%
Reliance Industries Ltd.
(USD) 144A (GDR)	39,405	2,939,613
Japan: 12.9%
Cosmo Energy Holdings Co. Ltd.	20,500	1,035,026
ENEOS Holdings, Inc.	392,400	2,022,591
Idemitsu Kosan Co. Ltd.	221,640	1,440,831
		4,498,448
Poland: 4.8%
ORLEN SA	99,306	1,670,750
Portugal: 5.6%
Galp Energia SGPS SA	92,458	1,954,253
	Number of Shares	Value
Saudi Arabia: 2.0%
S-Oil Corp. (KRW)	14,214	$685,192
South Korea: 7.2%
HD Hyundai Co. Ltd.	15,094	813,782
SK Innovation Co. Ltd. *	20,520	1,719,289
		2,533,071
Taiwan: 3.3%
Formosa Petrochemical Corp. *	585,000	1,167,162
Thailand: 2.7%
Bangchak Corp. PCL (NVDR)	338,300	344,752
Thai Oil PCL (NVDR)	419,200	603,904
		948,656
Turkey: 4.4%
Turkiye Petrol Rafinerileri AS	306,243	1,545,998
United States: 31.3%
Delek US Holdings, Inc.	12,035	297,986
HF Sinclair Corp.	29,846	1,591,986
Marathon Petroleum Corp.	16,368	2,839,521
Par Pacific Holdings, Inc. *	14,036	354,409
PBF Energy, Inc.	21,846	1,005,353
Phillips 66	17,771	2,508,732
Valero Energy Corp.	15,126	2,371,152
		10,969,139
Total Common Stocks (Cost: $34,610,543)		34,996,984
Total Investments: 100.0% (Cost: $34,610,543)		34,996,984
Liabilities in excess of other assets: 0.0%		(1,290)
NET ASSETS: 100.0%		$34,995,694

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,043,946.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,939,613, or 8.4% of net assets.

See Notes to Financial Statements

21

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,208,111	$—	$1,208,111
Austria	—	1,542,282	—	1,542,282
Finland	—	1,542,004	—	1,542,004
Greece	—	569,386	—	569,386
Hungary	1,222,919	—	—	1,222,919
India	—	2,939,613	—	2,939,613
Japan	—	4,498,448	—	4,498,448
Poland	—	1,670,750	—	1,670,750
Portugal	—	1,954,253	—	1,954,253
Saudi Arabia	—	685,192	—	685,192
South Korea	—	2,533,071	—	2,533,071
Taiwan	—	1,167,162	—	1,167,162
Thailand	344,752	603,904	—	948,656
Turkey	1,545,998	—	—	1,545,998
United States	10,969,139	—	—	10,969,139
Total Investments	$14,082,808	$20,914,176	$—	$34,996,984

See Notes to Financial Statements

22

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 4.2%
Valaris Ltd. (USD) * †	1,096,555	$81,693,347
Netherlands: 5.3%
Core Laboratories, Inc. (USD) †	534,072	10,836,321
Tenaris SA (ADR)	2,965,905	90,519,420
		101,355,741
United Kingdom: 4.6%
TechnipFMC Plc (USD)	3,413,766	89,269,981
United States: 85.9%
Baker Hughes Co.	5,760,582	202,599,669
Cactus, Inc. †	1,224,375	64,573,538
ChampionX Corp.	2,687,873	89,264,262
Dril-Quip, Inc. *	454,320	8,450,352
Expro Group Holdings NV * †	1,424,470	32,648,852
Halliburton Co.	5,566,333	188,030,729
Helix Energy Solutions Group, Inc. *	2,446,259	29,208,332
Helmerich & Payne, Inc. †	1,456,382	52,633,646
	Number of Shares	Value
United States (continued)
Liberty Energy, Inc. †	2,113,400	$44,148,926
Nabors Industries Ltd. * †	195,057	13,880,256
Noble Corp. Plc	1,857,445	82,934,919
NOV, Inc.	4,710,471	89,546,054
Oceaneering International, Inc. *	1,626,890	38,492,217
Patterson-UTI Energy, Inc.	7,069,480	73,239,813
ProPetro Holding Corp. *	1,108,099	9,607,218
RPC, Inc. †	2,718,251	16,989,069
Schlumberger NV	8,456,580	398,981,444
Select Water Solutions, Inc.	2,152,817	23,035,142
Transocean Ltd. *	14,977,302	80,128,566
US Silica Holdings, Inc. *	1,213,279	18,745,161
Weatherford International Plc *	819,024	100,289,489
		1,657,427,654
Total Common Stocks (Cost: $2,129,596,001)		1,929,746,723
Total Investments: 100.0% (Cost: $2,129,596,001)		1,929,746,723
Other assets less liabilities: 0.0%		558,974
NET ASSETS: 100.0%		$1,930,305,697

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $112,284,093.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,929,746,723	$—	$—	$1,929,746,723

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

23

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 25.4%
AVZ Minerals Ltd. ∞	52,906,510	$6,678,054
Iluka Resources Ltd.	2,914,032	12,668,952
Liontown Resources Ltd. * †	18,543,039	11,145,709
Lynas Rare Earths Ltd. * †	3,950,555	15,580,778
Pilbara Minerals Ltd. †	11,020,691	22,450,019
Sayona Mining Ltd. * †	134,090,137	3,201,936
		71,725,448
Canada: 12.6%
Lithium Americas Argentina Corp. (USD) *	1,933,057	6,185,782
Lithium Americas Corp. (USD) * †	2,925,507	7,840,359
Patriot Battery Metals, Inc. * †	1,928,716	7,273,121
Sigma Lithium Corp. (USD) * †	932,809	11,221,692
Standard Lithium Ltd. (USD) * †	2,352,725	2,940,906
		35,461,860
Chile: 7.2%
Sociedad Quimica y Minera de Chile SA (ADR) †	495,763	20,202,342
China: 25.0%
Baoji Titanium Industry Co. Ltd.	2,121,880	7,405,738
China Northern Rare Earth Group High-Tech Co. Ltd.	7,517,112	17,684,660
Ganfeng Lithium Group Co. Ltd. (HKD) 144A †	3,465,040	6,733,496
Jinduicheng Molybdenum Co. Ltd.	9,277,365	13,209,690
	Number of Shares	Value
China (continued)
Shenghe Resources Holding Co. Ltd.	7,784,331	$9,170,858
Tianqi Lithium Corp. (HKD) †	1,069,000	3,057,838
Xiamen Tungsten Co. Ltd.	5,628,524	13,273,304
		70,535,584
France: 4.1%
Eramet SA	115,416	11,695,035
Netherlands: 2.8%
AMG Critical Materials NV †	481,170	7,986,508
United States: 22.7%
Albemarle Corp. †	223,265	21,326,273
Arcadium Lithium Plc * †	5,294,046	17,787,994
MP Materials Corp. * †	1,073,719	13,668,443
Tronox Holdings Plc †	723,278	11,348,232
		64,130,942
Total Common Stocks (Cost: $447,701,242)		281,737,719

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.6%
Money Market Fund: 7.6% (Cost: $21,317,245)
State Street Navigator Securities Lending Government Money Market Portfolio	21,317,245	21,317,245
Total Investments: 107.4% (Cost: $469,018,487)		303,054,964
Liabilities in excess of other assets: (7.4)%		(20,861,249)
NET ASSETS: 100.0%		$282,193,715

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $78,200,849.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,733,496, or 2.4% of net assets.

See Notes to Financial Statements

24

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$65,047,394	$6,678,054	$71,725,448
Canada	35,461,860	—	—	35,461,860
Chile	20,202,342	—	—	20,202,342
China	—	70,535,584	—	70,535,584
France	—	11,695,035	—	11,695,035
Netherlands	—	7,986,508	—	7,986,508
United States	64,130,942	—	—	64,130,942
Money Market Fund	21,317,245	—	—	21,317,245
Total Investments	$141,112,389	$155,264,521	$6,678,054	$303,054,964

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2024. Transfers in/out are assessed at the beginning of the year.

Common Stock
Balance as of December 31, 2023	$8,050,466
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(1,372,412)
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2024	$6,678,054

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

	Value as of June 30, 2024	Valuation Technique	Unobservable Input Description(1)	Weighted Average used on June 30, 2024(2)	Impact to Valuation from an Increase in Input(3)
Common Stock
Australia	$6,678,054	Combination of recent transaction, discounted cash flow model and scenario analysis method	Minority ownership discount	20%	Decrease
			Discount rate	13.8%	Decrease
			Scenario Probabilities: Scenario A / Scenario B (4)	10% / 90%	Increase
			Last transaction price	$0.27	Increase
			Liquidity discount	30%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) The weighted average and the range used on June 30, 2024 were the same.

(3) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

(4) Scenario A and Scenario B represent the potential outcomes as a result of pending litigation.

See Notes to Financial Statements

25

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 9.8%
Rio Tinto Plc (ADR)	141,005	$9,296,460
Brazil: 17.3%
Cia Siderurgica Nacional SA (ADR) †	1,841,944	4,236,471
Gerdau SA (ADR)	1,324,081	4,369,468
Vale SA (ADR)	702,278	7,844,445
		16,450,384
Canada: 0.8%
Algoma Steel Group, Inc. (USD) †	113,204	787,900
Luxembourg: 4.8%
ArcelorMittal SA (USD) †	197,973	4,539,521
Netherlands: 9.2%
Tenaris SA (ADR)	150,979	4,607,879
Ternium SA (ADR)	109,408	4,108,270
		8,716,149
South Korea: 4.7%
POSCO Holdings, Inc. (ADR)	67,709	4,451,190
United States: 53.4%
ATI, Inc. * †	77,683	4,307,522
Carpenter Technology Corp.	42,686	4,677,532
Cleveland-Cliffs, Inc. *	277,959	4,277,789
Commercial Metals Co.	82,262	4,523,587
Gibraltar Industries, Inc. *	33,154	2,272,707
Metallus, Inc. *	47,726	967,406
	Number of Shares	Value
United States (continued)
Nucor Corp.	37,096	$5,864,136
Olympic Steel, Inc.	12,113	543,026
Radius Recycling, Inc.	60,459	923,209
Reliance, Inc.	16,619	4,746,386
Ryerson Holding Corp.	37,361	728,539
Steel Dynamics, Inc.	38,154	4,940,943
SunCoke Energy, Inc.	91,482	896,524
United States Steel Corp.	113,669	4,296,688
Universal Stainless & Alloy Products, Inc. *	29,998	821,345
Warrior Met Coal, Inc.	64,675	4,059,650
Worthington Steel, Inc.	54,822	1,828,862
		50,675,851
Total Common Stocks (Cost: $108,299,590)		94,917,455

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5% (Cost: $1,462,425)
State Street Navigator Securities Lending Government Money Market Portfolio	1,462,425	1,462,425
Total Investments: 101.5% (Cost: $109,762,015)		96,379,880
Liabilities in excess of other assets: (1.5)%		(1,456,824)
NET ASSETS: 100.0%		$94,923,056

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $3,474,435.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$94,917,455	$—	$—	$94,917,455
Money Market Fund	1,462,425	—	—	1,462,425
Total Investments	$96,379,880	$—	$—	$96,379,880

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

26

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 10.8%
Boss Energy Ltd. *	2,131,029	$5,853,701
Deep Yellow Ltd. *	5,238,944	4,645,808
Paladin Energy Ltd. * †	1,067,855	8,825,046
Silex Systems Ltd. * †	1,311,052	4,631,896
		23,956,451
Canada: 17.3%
Cameco Corp. (USD) †	301,497	14,833,652
Denison Mines Corp. (USD) * †	4,884,357	9,719,870
Fission Uranium Corp. * †	4,038,468	3,541,610
NexGen Energy Ltd. (USD) * †	1,481,326	10,339,656
		38,434,788
China: 6.7%
CGN Mining Co. Ltd. (HKD) * †	12,580,000	4,192,245
CGN Power Co. Ltd. (HKD) 144A	24,417,000	10,736,928
		14,929,173
Czech Republic: 5.1%
CEZ AS †	300,194	11,304,419
Finland: 5.8%
Fortum Oyj †	878,206	12,866,122
Italy: 4.8%
Endesa SA †	566,705	10,655,760
Jersey, Channel Islands: 3.6%
Yellow Cake Plc 144A *	1,077,624	7,918,185
Kazakhstan: 4.6%
NAC Kazatomprom JSC (USD) (GDR)	255,365	10,200,218
	Number of Shares	Value
South Korea: 1.4%
KEPCO Engineering & Construction Co., Inc.	63,262	$3,135,050
United States: 39.7%
BWX Technologies, Inc.	113,477	10,780,315
Centrus Energy Corp. *	73,045	3,122,674
Constellation Energy Corp.	82,893	16,600,981
Encore Energy Corp. * †	1,017,732	4,009,864
Energy Fuels, Inc. * †	831,452	5,038,599
NuScale Power Corp. * †	486,755	5,690,166
PG&E Corp.	809,536	14,134,499
Public Service Enterprise Group, Inc.	247,210	18,219,378
Uranium Energy Corp. *	1,759,525	10,574,745
		88,171,221
Total Common Stocks (Cost: $190,456,057)		221,571,387

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.0%
Money Market Fund: 8.0% (Cost: $17,872,584)
State Street Navigator Securities Lending Government Money Market Portfolio	17,872,584	17,872,584
Total Investments: 107.8% (Cost: $208,328,641)		239,443,971
Liabilities in excess of other assets: (7.8)%		(17,382,666)
NET ASSETS: 100.0%		$222,061,305

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $46,929,881.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $18,655,113, or 8.4% of net assets.

See Notes to Financial Statements

27

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$23,956,451	$—	$23,956,451
Canada	38,434,788	—	—	38,434,788
China	—	14,929,173	—	14,929,173
Czech Republic	11,304,419	—	—	11,304,419
Finland	—	12,866,122	—	12,866,122
Italy	—	10,655,760	—	10,655,760
Jersey, Channel Islands	—	7,918,185	—	7,918,185
Kazakhstan	—	10,200,218	—	10,200,218
South Korea	—	3,135,050	—	3,135,050
United States	88,171,221	—	—	88,171,221
Money Market Fund	17,872,584	—	—	17,872,584
Total Investments	$155,783,012	$83,660,959	$—	$239,443,971

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	Agribusiness ETF	CMCI Commodity Strategy ETF(a)	Gold Miners ETF	Green Metals ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$730,610,997	$2,602,346	$12,834,330,043	$25,534,462
Affiliated issuers (3)	—	—	262,701,784	—
Short-term investments held as collateral for securities loaned (4)	13,076,839	—	49,225,077	824,201
Total return swap contracts, at value	—	1,599	—	—
Cash	2,340	5,137	18,515,327	—
Cash denominated in foreign currency, at value (5)	381,230	—	8,455,077	81,151
Receivables:
Investment securities sold	368	—	113,014,780	140
Due from Adviser	—	7,461	—	—
Dividends and interest	1,878,610	1,142	1,696,436	16,962
Prepaid expenses	1,076	—	131,627	—
Other assets	—	—	111,836	—
Total assets	745,951,460	2,617,685	13,288,181,987	26,456,916
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	—	115,866,693	—
Collateral for securities loaned	13,076,839	—	49,225,077	824,201
Line of credit	1,140,998	—	—	—
Due to Adviser	304,865	—	5,432,802	13,106
Due to custodian	—	—	—	19,411
Deferred Trustee fees	645,375	4	1,569,835	—
Accrued expenses	75,933	56,233	—	560
Total liabilities	15,244,010	56,237	172,094,407	857,278
NET ASSETS	$730,707,450	$2,561,448	$13,116,087,580	$25,599,638
Shares outstanding	10,400,000	100,000	384,902,500	1,050,000
Net asset value, redemption and offering price per share	$70.26	$25.61	$34.08	$24.38
Net Assets consist of:
Aggregate paid in capital	$1,831,572,822	$2,481,798	$23,721,229,416	$35,407,436
Total distributable earnings (loss)	(1,100,865,372)	79,650	(10,605,141,836)	(9,807,798)
NET ASSETS	$730,707,450	$2,561,448	$13,116,087,580	$25,599,638
(1) Value of securities on loan	$31,959,198	$—	$313,102,973	$1,095,952
(2) Cost of investments - Unaffiliated issuers	$972,560,174	$2,602,554	$11,771,246,103	$28,769,909
(3) Cost of investments - Affiliated issuers	$—	$—	$119,670,128	$—
(4) Cost of short-term investments held as collateral for securities loaned	$13,076,839	$—	$49,225,077	$824,201
(5) Cost of cash denominated in foreign currency	$378,989	$—	$8,456,162	$81,310

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$4,038,169,403	$129,522,979	$135,191,252	$34,996,984
Affiliated issuers (3)	849,629,158	—	—	—
Short-term investments held as collateral for securities loaned (4)	122,567,019	9,080,919	4,478,076	—
Cash	9,524,239	—	—	2,951
Cash denominated in foreign currency, at value (5)	611,741	19,593	394,360	450
Receivables:
Investment securities sold	19,248,802	—	—	—
Dividends and interest	1,382,460	496,819	180,541	151,784
Prepaid expenses	3,173	148	—	36
Total assets	5,041,135,995	139,120,458	140,244,229	35,152,205
Liabilities:
Payables:
Investment securities purchased	20,441,799	—	—	—
Collateral for securities loaned	122,567,019	9,080,919	4,478,076	—
Line of credit	—	504,092	416,462	104,202
Due to Adviser	2,035,608	55,732	44,646	5,929
Due to custodian	—	14,524	953	—
Deferred Trustee fees	412,104	20,970	14,855	1,121
Accrued expenses	198,915	71,106	64,219	45,259
Total liabilities	145,655,445	9,747,343	5,019,211	156,511
NET ASSETS	$4,895,480,550	$129,373,115	$135,225,018	$34,995,694
Shares outstanding	115,537,446	1,333,298	2,700,000	975,000
Net asset value, redemption and offering price per share	$42.37	$97.03	$50.08	$35.89
Net Assets consist of:
Aggregate paid in capital	$9,710,980,340	$262,927,547	$187,688,707	$42,782,241
Total distributable loss	(4,815,499,790)	(133,554,432)	(52,463,689)	(7,786,547)
NET ASSETS	$4,895,480,550	$129,373,115	$135,225,018	$34,995,694
(1) Value of securities on loan	$378,800,261	$29,325,374	$10,273,921	$1,043,946
(2) Cost of investments - Unaffiliated issuers	$3,948,591,042	$181,051,410	$135,718,366	$34,610,543
(3) Cost of investments - Affiliated issuers	$567,544,573	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$122,567,019	$9,080,919	$4,478,076	$—
(5) Cost of cash denominated in foreign currency	$609,812	$19,563	$394,120	$448

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,929,746,723	$281,737,719	$94,917,455	$221,571,387
Short-term investments held as collateral for securities loaned (3)	—	21,317,245	1,462,425	17,872,584
Cash	—	2,806	67,979	170
Cash denominated in foreign currency, at value (4)	—	1,425,590	—	329
Receivables:
Investment securities sold	—	1,658,380	—	—
Shares of beneficial interest sold	79,103,785	—	—	—
Dividends and interest	1,934,758	876,693	39,830	1,751,224
Prepaid expenses	—	400	82	62
Total assets	2,010,785,266	307,018,833	96,487,771	241,195,756
Liabilities:
Payables:
Investment securities purchased	79,105,894	—	—	53,459
Shares of beneficial interest redeemed	—	2,129,665	—	—
Collateral for securities loaned	—	21,317,245	1,462,425	17,872,584
Line of credit	606,292	1,096,057	—	1,069,877
Due to Adviser	519,512	130,440	33,038	86,074
Due to custodian	38,901	—	—	—
Deferred Trustee fees	206,442	29,028	22,471	14,731
Accrued expenses	2,528	122,683	46,781	37,726
Total liabilities	80,479,569	24,825,118	1,564,715	19,134,451
NET ASSETS	$1,930,305,697	$282,193,715	$94,923,056	$222,061,305
Shares outstanding	6,100,543	6,624,987	1,425,000	2,766,632
Net asset value, redemption and offering price per share	$316.42	$42.60	$66.61	$80.26
Net Assets consist of:
Aggregate paid in capital	$4,194,331,143	$874,120,150	$270,300,576	$272,167,887
Total distributable loss	(2,264,025,446)	(591,926,435)	(175,377,520)	(50,106,582)
NET ASSETS	$1,930,305,697	$282,193,715	$94,923,056	$222,061,305
(1) Value of securities on loan	$112,284,093	$78,200,849	$3,474,435	$46,929,881
(2) Cost of investments - Unaffiliated issuers	$2,129,596,001	$447,701,242	$108,299,590	$190,456,057
(3) Cost of short-term investments held as collateral for securities loaned	$—	$21,317,245	$1,462,425	$17,872,584
(4) Cost of cash denominated in foreign currency	$—	$1,427,548	$—	$328

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	Agribusiness ETF	CMCI Commodity Strategy ETF(a)	Gold Miners ETF	Green Metals ETF
Income:
Dividends - unaffiliated issuers	$11,731,261	$3,933	$66,284,291	$238,017
Dividends - affiliated issuers	—	—	53,712,756	—
Interest	4,267	63,482	290,579	370
Securities lending income	123,407	236	604,307	10,621
Foreign taxes withheld	(288,021)	—	(11,980,707)	(14,444)
Total income	11,570,914	67,651	108,911,226	234,564
Expenses:
Management fees	1,999,426	8,109	31,724,129	74,656
Professional fees	25,581	26,899	26,534	—
Custody and accounting fees	44,164	14,359	107,669	—
Reports to shareholders	53,158	4,844	293,531	—
Trustees’ fees and expenses	12,511	197	142,429	—
Registration fees	3,287	3,516	10,235	—
Insurance	12,177	—	55,027	—
Interest	41,342	—	73,387	3,706
Other	5,152	36	38,114	—
Total expenses	2,196,798	57,960	32,471,055	78,362
Expenses assumed by the Adviser	—	(49,802)	—	—
Net expenses	2,196,798	8,158	32,471,055	78,362
Net investment income	9,374,116	59,493	76,440,171	156,202

Net realized gain (loss) on:
Investments - unaffiliated issuers	(22,653,001)	(2)	(115,168,187)	(1,805,857)
Investments - affiliated issuers	—	—	(87,997,723)	—
In-kind redemptions - unaffiliated issuers	(1,160,200)	—	243,867,582	611,887
In-kind redemptions - affiliated issuers	—	—	339,908,685	—
Swaps	—	18,767	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(59,373)	—	25,709	(1,565)
Net realized gain (loss)	(23,872,574)	18,765	380,636,066	(1,195,535)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(54,392,073)	(752)	110,486,928	803,372
Investments - affiliated issuers	—	—	727,484,691	—
Swaps	—	81,103	—	—
Foreign currency translations and foreign denominated assets and liabilities	(29,327)	—	(12,532)	(550)
Net change in unrealized appreciation (depreciation)	(54,421,400)	80,351	837,959,087	802,822
Net increase (decrease) in net assets resulting from operations	$(68,919,858)	$158,609	$1,295,035,324	$(236,511)

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Income:
Dividends - unaffiliated issuers	$13,483,270	$1,461,217	$1,878,286	$1,014,720
Dividends - affiliated issuers	12,868,480	—	—	—
Interest	170,022	1,508	919	447
Securities lending income	1,296,313	134,884	17,835	570
Foreign taxes withheld	(2,881,853)	(111,249)	(72,057)	(79,550)
Total income	24,936,232	1,486,360	1,824,983	936,187

Expenses:
Management fees	11,150,069	350,170	256,610	100,992
Professional fees	26,978	20,385	—	23,501
Custody and accounting fees	120,937	36,462	—	20,939
Reports to shareholders	82,442	13,666	—	5,904
Trustees’ fees and expenses	47,641	2,108	—	421
Registration fees	8,208	3,287	—	3,287
Insurance	23,144	3,282	—	783
Interest	1,587	4,321	13,441	5,738
Other	5,684	2,565	—	648
Total expenses	11,466,690	436,246	270,051	162,213
Expenses assumed by the Adviser	—	—	—	(37,304)
Net expenses	11,466,690	436,246	270,051	124,909
Net investment income	13,469,542	1,050,114	1,554,932	811,278

Net realized gain (loss) on:
Investments - unaffiliated issuers	(95,988,350)	(6,089,519)	1,315,320	(733,273)
Investments - affiliated issuers	(78,507,193)	—	—	—
In-kind redemptions - unaffiliated issuers	53,059,451	1,498,170	2,748,325	3,334,024
In-kind redemptions - affiliated issuers	28,964,108	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(182,851)	(6,446)	(35,261)	(10,619)
Net realized gain (loss)	(92,654,835)	(4,597,795)	4,028,384	2,590,132

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	373,829,755	(16,592,530)	(4,612,380)	(2,429,114)
Investments - affiliated issuers	215,388,375	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	(745,466)	(3,804)	(4,558)	(3,113)
Net change in unrealized appreciation (depreciation)	588,472,664	(16,596,334)	(4,616,938)	(2,432,227)
Net increase (decrease) in net assets resulting from operations	$509,287,371	$(20,144,015)	$966,378	$969,183

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF
Income:
Dividends	$17,107,507	$1,892,641	$1,925,802	$2,573,524
Interest	9,037	13,194	1,422	337
Securities lending income	95,929	1,226,287	12,895	101,625
Foreign taxes withheld	—	(46,469)	(17,533)	(230,230)
Total income	17,212,473	3,085,653	1,922,586	2,445,256

Expenses:
Management fees	3,497,551	854,880	283,608	410,506
Professional fees	—	23,547	23,054	23,155
Custody and accounting fees	—	38,765	13,125	20,850
Reports to shareholders	—	37,685	11,269	10,540
Trustees’ fees and expenses	—	6,021	1,590	1,501
Registration fees	—	3,071	3,287	3,287
Insurance	—	6,969	1,991	1,827
Interest	35,059	25,330	3,945	8,345
Other	—	3,846	288	672
Total expenses	3,532,610	1,000,114	342,157	480,683
Expenses assumed by the Adviser	—	(221)	(26,244)	—
Net expenses	3,532,610	999,893	315,913	480,683
Net investment income	13,679,863	2,085,760	1,606,673	1,964,573

Net realized gain (loss) on:
Investments	(14,367,379)	(32,258,411)	(2,419,744)	(571,306)
In-kind redemptions	46,228,634	(247,794)	10,274,572	7,809,313
Foreign currency transactions and foreign denominated assets and liabilities	—	(16,540)	—	(2,357)
Net realized gain (loss)	31,861,255	(32,522,745)	7,854,828	7,235,650

Net change in unrealized appreciation (depreciation) on:
Investments	7,855,918	(102,091,006)	(21,410,631)	4,863,266
Foreign currency translations and foreign denominated assets and liabilities	—	(26,647)	—	257
Net change in unrealized appreciation (depreciation)	7,855,918	(102,117,653)	(21,410,631)	4,863,523
Net increase (decrease) in net assets resulting from operations	$53,397,036	$(132,554,638)	$(11,949,130)	$14,063,746

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		CMCI Commodity Strategy ETF(a)
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Period Ended December 31, 2023(b)
Operations:
Net investment income	$9,374,116	$26,463,494	$59,493	$43,828
Net realized gain (loss)	(23,872,574)	(21,231,788)	18,765	(22,530)
Net change in unrealized appreciation (depreciation)	(54,421,400)	(106,355,665)	80,351	(78,959)
Net increase (decrease) in net assets resulting from operations	(68,919,858)	(101,123,959)	158,609	(57,661)
Distributions to shareholders from:
Distributable earnings	—	(27,500,340)	—	(39,500)

Share transactions*:
Proceeds from sale of shares	—	—	—	2,500,000
Cost of shares redeemed	(112,430,011)	(300,341,391)	—	—
Net increase (decrease) in net assets resulting from share transactions	(112,430,011)	(300,341,391)	—	2,500,000
Total increase (decrease) in net assets	(181,349,869)	(428,965,690)	158,609	2,402,839
Net Assets, beginning of period	912,057,319	1,341,023,009	2,402,839	—
Net Assets, end of period	$730,707,450	$912,057,319	$2,561,448	$2,402,839
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	—	100,000
Shares redeemed	(1,550,000)	(3,650,000)	—	—
Net increase (decrease)	(1,550,000)	(3,650,000)	—	100,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period August 22, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gold Miners ETF		Green Metals ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$76,440,171	$212,721,816	$156,202	$598,189
Net realized gain (loss)	380,636,066	629,082,410	(1,195,535)	(4,442,304)
Net change in unrealized appreciation (depreciation)	837,959,087	452,037,253	802,822	265,010
Net increase (decrease) in net assets resulting from operations	1,295,035,324	1,293,841,479	(236,511)	(3,579,105)
Distributions to shareholders from:
Distributable earnings	—	(210,018,245)	—	(539,990)

Share transactions*:
Proceeds from sale of shares	866,646,652	3,260,557,849	2,686,419	8,277,006
Cost of shares redeemed	(2,015,174,306)	(3,308,844,771)	(3,598,607)	—
Net increase (decrease) in net assets resulting from share transactions	(1,148,527,654)	(48,286,922)	(912,188)	8,277,006
Total increase (decrease) in net assets	146,507,670	1,035,536,312	(1,148,699)	4,157,911
Net Assets, beginning of period	12,969,579,910	11,934,043,598	26,748,337	22,590,426
Net Assets, end of period	$13,116,087,580	$12,969,579,910	$25,599,638	$26,748,337
*Shares of Common Stock Issued (no par value)
Shares sold	29,250,000	109,650,000	100,000	300,000
Shares redeemed	(61,050,000)	(108,950,000)	(150,000)	—
Net increase (decrease)	(31,800,000)	700,000	(50,000)	300,000

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF		Low Carbon Energy ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$13,469,542	$24,939,450	$1,050,114	$2,688,850
Net realized loss	(92,654,835)	(184,012,672)	(4,597,795)	(8,468,940)
Net change in unrealized appreciation (depreciation)	588,472,664	470,416,381	(16,596,334)	7,975,589
Net increase (decrease) in net assets resulting from operations	509,287,371	311,343,159	(20,144,015)	2,195,499
Distributions to shareholders from:
Distributable earnings	—	(31,501,605)	—	(2,600,073)

Share transactions*:
Proceeds from sale of shares	253,045,841	679,836,394	—	5,969,931
Cost of shares redeemed	(278,168,438)	(285,373,244)	(14,856,203)	(39,342,017)
Net increase (decrease) in net assets resulting from share transactions	(25,122,597)	394,463,150	(14,856,203)	(33,372,086)
Total increase (decrease) in net assets	484,164,774	674,304,704	(35,000,218)	(33,776,660)
Net Assets, beginning of period	4,411,315,776	3,737,011,072	164,373,333	198,149,993
Net Assets, end of period	$4,895,480,550	$4,411,315,776	$129,373,115	$164,373,333
*Shares of Common Stock Issued (no par value)
Shares sold	7,050,000	18,500,000	—	50,000
Shares redeemed	(7,200,000)	(7,700,000)	(150,000)	(350,000)
Net increase (decrease)	(150,000)	10,800,000	(150,000)	(300,000)

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources ETF		Oil Refiners ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$1,554,932	$4,233,766	$811,278	$1,269,032
Net realized gain	4,028,384	9,862,580	2,590,132	219,146
Net change in unrealized appreciation (depreciation)	(4,616,938)	(9,892,790)	(2,432,227)	2,795,064
Net increase in net assets resulting from operations	966,378	4,203,556	969,183	4,283,242
Distributions to shareholders from:
Distributable earnings	—	(4,474,960)	—	(1,250,000)

Share transactions*:
Proceeds from sale of shares	28,845,758	33,575,832	18,442,221	3,381,127
Cost of shares redeemed	(18,882,996)	(51,692,043)	(18,724,886)	(11,096,908)
Net increase (decrease) in net assets resulting from share transactions	9,962,762	(18,116,211)	(282,665)	(7,715,781)
Total increase (decrease) in net assets	10,929,140	(18,387,615)	686,518	(4,682,539)
Net Assets, beginning of period	124,295,878	142,683,493	34,309,176	38,991,715
Net Assets, end of period	$135,225,018	$124,295,878	$34,995,694	$34,309,176
*Shares of Common Stock Issued (no par value)
Shares sold	550,000	700,000	500,000	100,000
Shares redeemed	(400,000)	(1,050,000)	(525,000)	(350,000)
Net increase (decrease)	150,000	(350,000)	(25,000)	(250,000)

See Notes to Financial Statements

38

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Services ETF		Rare Earth and Strategic Metals ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$13,679,863	$28,388,375	$2,085,760	$7,569,604
Net realized gain (loss)	31,861,255	287,162,976	(32,522,745)	(13,002,540)
Net change in unrealized appreciation (depreciation)	7,855,918	(292,942,293)	(102,117,652)	(90,298,567)
Net increase (decrease) in net assets resulting from operations	53,397,036	22,609,058	(132,554,637)	(95,731,503)
Distributions to shareholders from:
Distributable earnings	—	(28,299,743)	—	—

Share transactions*:
Proceeds from sale of shares	1,506,374,227	4,514,195,234	51,162,290	76,570,075
Cost of shares redeemed	(1,796,896,016)	(4,925,461,569)	(45,828,847)	(202,630,630)
Net increase (decrease) in net assets resulting from share transactions	(290,521,789)	(411,266,335)	5,333,443	(126,060,555)
Total decrease in net assets	(237,124,753)	(416,957,020)	(127,221,195)	(221,792,058)
Net Assets, beginning of period	2,167,430,450	2,584,387,470	409,414,910	631,206,968
Net Assets, end of period	$1,930,305,697	$2,167,430,450	$282,193,715	$409,414,910
*Shares of Common Stock Issued (no par value)
Shares sold	5,000,000	14,800,000	950,000	1,100,000
Shares redeemed	(5,900,000)	(16,300,000)	(950,000)	(2,750,000)
Net decrease	(900,000)	(1,500,000)	—	(1,650,000)

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Steel ETF		Uranium and Nuclear ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$1,606,673	$3,932,292	$1,964,573	$1,513,041
Net realized gain (loss)	7,854,828	(1,122,007)	7,235,650	3,197,203
Net change in unrealized appreciation (depreciation)	(21,410,631)	24,570,179	4,863,523	22,574,028
Net increase (decrease) in net assets resulting from operations	(11,949,130)	27,380,464	14,063,746	27,284,272
Distributions to shareholders from:
Distributable earnings	—	(3,875,063)	—	(6,000,037)

Share transactions*:
Proceeds from sale of shares	17,439,841	86,953,299	96,743,890	67,315,401
Cost of shares redeemed	(50,766,883)	(69,956,651)	(20,396,340)	(11,431,512)
Net increase (decrease) in net assets resulting from share transactions	(33,327,042)	16,996,648	76,347,550	55,883,889
Total increase (decrease) in net assets	(45,276,172)	40,502,049	90,411,296	77,168,124
Net Assets, beginning of period	140,199,228	99,697,179	131,650,009	54,481,885
Net Assets, end of period	$94,923,056	$140,199,228	$222,061,305	$131,650,009
*Shares of Common Stock Issued (no par value)
Shares sold	250,000	1,300,000	1,200,000	1,025,000
Shares redeemed	(725,000)	(1,125,000)	(275,000)	(175,000)
Net increase (decrease)	(475,000)	175,000	925,000	850,000

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	Period	Year Ended December 31,
	Ended June 30, 2024
	(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$76.32	$85.96	$95.38	$77.82	$68.59	$57.11
Net investment income (a)	0.85	1.94	1.71	1.14	0.90	0.83
Net realized and unrealized gain (loss) on investments	(6.91)	(9.34)	(9.28)	17.54	9.19	11.56
Total from investment operations	(6.06)	(7.40)	(7.57)	18.68	10.09	12.39
Distributions from:
Net investment income	—	(2.24)	(1.85)	(1.12)	(0.86)	(0.91)
Net asset value, end of period	$70.26	$76.32	$85.96	$95.38	$77.82	$68.59
Total return (b)	(7.94)%	(8.58)%	(7.95)%	23.99%	14.73%	21.70%

Ratios to average net assets
Expenses	0.55% (c)	0.53%	0.53%	0.52%	0.55%	0.56%
Expenses excluding interest and taxes	0.54% (c)	0.53%	0.53%	0.52%	0.55%	0.56%
Net investment income	2.34% (c)	2.34%	1.84%	1.25%	1.41%	1.29%
Supplemental data
Net assets, end of period (in millions)	$731	$912	$1,341	$1,183	$794	$717
Portfolio turnover rate (d)	6%	12%	24%	17%	13%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CMCI Commodity Strategy ETF(a)

	Period Ended June 30, 2024 (unaudited)		Period Ended December 31, 2023 (b)

Net asset value, beginning of period	$24.03		$25.00
Net investment income (c)	0.59		0.44
Net realized and unrealized gain (loss) on investments	0.99		(1.01)
Total from investment operations	1.58		(0.57)
Distributions from:
Net investment income	—		(0.40)
Net asset value, end of period	$25.61		$24.03
Total return (d)	6.59%		(2.32)%

Ratios to average net assets
Gross expenses	4.65%	(e)	6.32% (e)
Net expenses	0.65%	(e)	0.65% (e)
Net investment income	4.77%	(e)	4.82% (e)
Supplemental data
Net assets, end of period (in millions)	$3		$2
Portfolio turnover rate (f)	—%		—%

(a)	Consolidated Financial Highlights
(b)	For the period August 22, 2023 (commencement of operations) through December 31, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
	Period	Year Ended December 31,
	Ended June 30, 2024
	(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$31.12	$28.69	$32.00	$35.98	$29.34	$21.07
Net investment income (a)	0.19	0.52	0.48	0.52	0.21	0.19
Net realized and unrealized gain (loss) on investments	2.77	2.41	(3.31)	(3.97)	6.62	8.27
Total from investment operations	2.96	2.93	(2.83)	(3.45)	6.83	8.46
Distributions from:
Net investment income	—	(0.50)	(0.48)	(0.53)	(0.19)	(0.19)
Net asset value, end of period	$34.08	$31.12	$28.69	$32.00	$35.98	$29.34
Total return (b)	9.48%	10.22%	(8.87)%	(9.56)%	23.30%	40.15%

Ratios to average net assets
Expenses	0.51% (c)	0.51%	0.51%	0.51%	0.51%	0.52%
Expenses excluding interest and taxes	0.51% (c)	0.51%	0.51%	N/A	N/A	N/A
Net investment income	1.20% (c)	1.70%	1.61%	1.53%	0.61%	0.76%
Supplemental data
Net assets, end of period (in millions)	$13,116	$12,970	$11,934	$13,273	$16,504	$12,999
Portfolio turnover rate (d)	9%	13%	17%	15%	13%	14%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Metals ETF

	Period Ended June 30,				Period Ended December
	2024		Year Ended December 31,		31,
	(unaudited)		2023	2022	2021 (a)

Net asset value, beginning of period	$24.32		$28.24	$34.88	$34.67
Net investment income (loss) (b)	0.15		0.63	0.73	(0.01)
Net realized and unrealized gain (loss) on investments	(0.09)		(4.06)	(6.64)	0.22
Total from investment operations	0.06		(3.43)	(5.91)	0.21
Distributions from:
Net investment income	—		(0.49)	(0.73)	—
Net asset value, end of period	$24.38		$24.32	$28.24	$34.88
Total return (c)	0.26%		(12.13)%	(16.99)%	0.61%

Ratios to average net assets
Expenses	0.62%	(d)	0.66%	0.63%	0.60%	(d)
Expenses excluding interest and taxes	0.59%	(d)	0.59%	0.59%	0.59%	(d)
Net investment income (loss)	1.23%	(d)	2.37%	2.33%	(0.30)%	(d)
Supplemental data
Net assets, end of period (in millions)	$26		$27	$23	$16
Portfolio turnover rate (e)	13%		28%	32%	10%

(a)	For the period November 10, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF
	Period	Year Ended December 31,
	Ended June 30, 2024
	(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$38.13	$35.63	$41.88	$54.26	$42.39	$30.11
Net investment income (a)	0.12	0.23	0.24	0.39	0.22	0.08
Net realized and unrealized gain (loss) on investments	4.12	2.54	(6.31)	(12.02)	12.51	12.36
Total from investment operations	4.24	2.77	(6.07)	(11.63)	12.73	12.44
Distributions from:
Net investment income	—	(0.27)	(0.18)	(0.75)	(0.86)	(0.16)
Net asset value, end of period	$42.37	$38.13	$35.63	$41.88	$54.26	$42.39
Total return (b)	11.12%	7.78%	(14.48)%	(21.44)%	30.07%	41.31%

Ratios to average net assets
Expenses	0.51% (c)	0.52%	0.52%	0.52%	0.52%	0.53%
Net investment income	0.60% (c)	0.63%	0.64%	0.84%	0.46%	0.24%
Supplemental data
Net assets, end of period (in millions)	$4,895	$4,411	$3,737	$4,495	$6,315	$5,219
Portfolio turnover rate (d)	11%	20%	27%	24%	34%	19%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
	Period		Year Ended December 31,
	Ended June 30, 2024
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$110.82		$111.11	$159.69	$165.41	$75.70	$55.10
Net investment income (a)	0.74		1.64	1.45	0.78	0.16	0.05
Net realized and unrealized gain (loss) on investments	(14.53)		(0.18)	(48.57)	(5.79)	89.64	20.55
Total from investment operations	(13.79)		1.46	(47.12)	(5.01)	89.80	20.60
Distributions from:
Net investment income	—		(1.75)	(1.46)	(0.71)	(0.09)	—
Net asset value, end of period	$97.03		$110.82	$111.11	$159.69	$165.41	$75.70
Total return (b)	(12.44)%		1.34%	(29.52)%	(3.02)%	118.65%	37.38%

Ratios to average net assets
Gross expenses	0.62%	(c)	0.61%	0.61%	0.55%	0.64%	0.65%
Net expenses	0.62%	(c)	0.61%	0.61%	0.55%	0.62%	0.62%
Net expenses excluding interest and taxes	0.62%	(c)	0.57%	0.61%	0.55%	0.62%	0.62%
Net investment income	1.50%	(c)	1.43%	1.13%	0.49%	0.16%	0.08%
Supplemental data
Net assets, end of period (in millions)	$129		$164	$198	$301	$270	$105
Portfolio turnover rate (d)	8%		16%	16%	77%	84%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Natural Resources ETF
	Period		Year Ended December 31,
	Ended June 30, 2024
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$48.74		$49.20	$47.44	$38.65	$37.10	$32.20
Net investment income (a)	0.65		1.52	1.66	1.21	0.84	0.96
Net realized and unrealized gain (loss) on investments	0.69		(0.38)	1.71	8.60	1.65(b)	4.94
Total from investment operations	1.34		1.14	3.37	9.81	2.49	5.90
Distributions from:
Net investment income	—		(1.60)	(1.61)	(1.02)	(0.94)	(1.00)
Net asset value, end of period	$50.08		$48.74	$49.20	$47.44	$38.65	$37.10
Total return (c)	2.75%		2.32%	7.10%	25.38%	6.73%	18.34%

Ratios to average net assets
Gross expenses (d)	0.46%	(e)	0.52%	0.50%	0.78%	0.90%	0.79%
Net expenses (d)	0.46%	(e)	0.52%	0.50%	0.49%	0.49%	0.50%
Net expenses excluding interest and taxes (d)	0.43%	(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.64%	(e)	3.11%	3.36%	2.63%	2.59%	2.70%
Supplemental data
Net assets, end of period (in millions)	$135		$124	$143	$97	$52	$70
Portfolio turnover rate (f)	49%		26%	37%	26%	26%	24%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Periods after December 31, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$34.31		$31.19	$27.14	$25.01	$29.01	$26.95
Net investment income (a)	0.73		1.19	1.07	0.66	0.58	0.56
Net realized and unrealized gain (loss) on investments	0.85		3.18	3.94	2.12	(3.92)	1.91
Total from investment operations	1.58		4.37	5.01	2.78	(3.34)	2.47
Distributions from:
Net investment income	—		(1.25)	(0.96)	(0.65)	(0.64)	(0.41)
Return of capital	—		—	—	—	(0.02)	—
Total distributions	—		(1.25)	(0.96)	(0.65)	(0.66)	(0.41)
Net asset value, end of period	$35.89		$34.31	$31.19	$27.14	$25.01	$29.01
Total return (b)	4.62%		14.00%	18.50%	11.10%	(11.50)%	9.19%

Ratios to average net assets
Gross expenses	0.80%	(c)	0.85%	0.78%	1.02%	1.29%	1.03%
Net expenses	0.62%	(c)	0.62%	0.61%	0.59%	0.59%	0.60%
Net expenses excluding interest and taxes	0.59%	(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	4.02%	(c)	3.68%	3.54%	2.32%	2.56%	1.97%
Supplemental data
Net assets, end of period (in millions)	$35		$34	$39	$20	$18	$35
Portfolio turnover rate (d)	14%		19%	40%	18%	37%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Services ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2024
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$309.61		$304.03	$184.74	$153.90	$265.47	$280.60
Net investment income (b)	2.11		3.65	2.14	2.41	2.26	6.60
Net realized and unrealized gain (loss) on investments	4.70		6.15	120.04	30.24(c )	(111.94)	(15.93)(c )
Total from investment operations	6.81		9.80	122.18	32.65	(109.68)	(9.33)
Distributions from:
Net investment income	—		(4.22)	(2.89)	(1.81)	(1.89)	(5.80)
Net asset value, end of period	$316.42		$309.61	$304.03	$184.74	$153.90	$265.47
Total return (d)	2.20%		3.21%	66.14%	21.18%	(41.31)%	(3.35)%

Ratios to average net assets
Gross expenses (e)	0.35%	(f)	0.35%	0.35%	0.36%	0.40%	0.39%
Net expenses (e)	0.35%	(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.37%	(f)	1.18%	0.83%	1.21%	1.68%	2.28%
Supplemental data
Net assets, end of period (in millions)	$1,930		$2,167	$2,584	$2,143	$723	$773
Portfolio turnover rate (g)	7%		17%	17%	28%	33%	29%

(a)	On April 15, 2020, the Fund effected a 1 for 20 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Periods after December 31, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth and Strategic Metals ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2024
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$61.80		$76.28	$111.72	$65.41	$40.41	$40.68
Net investment income (b)	0.31		1.02	0.68	0.08	0.58	0.90
Net realized and unrealized gain (loss) on investments	(19.51)		(15.50)	(34.93)	52.12	24.95	(0.54	)(c)
Total from investment operations	(19.20)		(14.48)	(34.25)	52.20	25.53	0.36
Distributions from:
Net investment income	—		—	(1.19)	(5.89)	(0.53)	(0.63)
Net asset value, end of period	$42.60		$61.80	$76.28	$111.72	$65.41	$40.41
Total return (d)	(31.07)%		(18.98)%	(30.68)%	80.09%	63.22%	0.91%

Ratios to average net assets
Gross expenses	0.58%	(e)	0.56%	0.54%	0.53%	0.63%	0.64%
Net expenses	0.58%	(e)	0.56%	0.54%	0.53%	0.59%	0.60%
Net expenses excluding interest and taxes	0.57%	(e)	0.55%	0.54%	0.53%	0.57%	0.57%
Net investment income	1.22%	(e)	1.34%	0.70%	0.08%	1.44%	2.14%
Supplemental data
Net assets, end of period (in millions)	$282		$409	$631	$1,014	$322	$193
Portfolio turnover rate (f)	20%		41%	40%	74%	70%	64%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

50

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Steel ETF
	Period		Year Ended December 31,
	Ended June 30, 2024
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$73.79		$57.80	$53.25	$44.57	$37.74	$34.87
Net investment income (a)	0.99		2.09	2.71	3.19	0.71	1.16
Net realized and unrealized gain (loss) on investments	(8.17)		15.97	4.72	9.25	6.95	2.75
Total from investment operations	(7.18)		18.06	7.43	12.44	7.66	3.91
Distributions from:
Net investment income	—		(2.07)	(2.87)	(3.76)	(0.77)	(1.04)
Return of capital	—		—	(0.01)	—	(0.06)	—
Total distributions	—		(2.07)	(2.88)	(3.76)	(0.83)	(1.04)
Net asset value, end of period	$66.61		$73.79	$57.80	$53.25	$44.57	$37.74
Total return (b)	(9.73)%		31.23%	13.88%	27.91%	20.57%	11.02%

Ratios to average net assets
Gross expenses	0.60%	(c)	0.57%	0.58%	0.56%	0.95%	0.71%
Net expenses	0.56%	(c)	0.56%	0.56%	0.55%	0.56%	0.56%
Net expenses excluding interest and taxes	0.55%	(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.83%	(c)	3.22%	4.72%	5.48%	2.31%	3.11%
Supplemental data
Net assets, end of period (in millions)	$95		$140	$100	$112	$77	$66
Portfolio turnover rate (d)	6%		22%	20%	25%	34%	19%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Uranium and Nuclear ETF
	Period		Year Ended December 31,
	Ended June 30, 2024
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$71.49		$54.94	$54.90	$49.35	$48.71	$49.67
Net investment income (a)	0.93		1.19	0.86	1.44	0.89	1.07
Net realized and unrealized gain (loss) on investments	7.84		18.62	0.29	5.20	0.85	(0.85)
Total from investment operations	8.77		19.81	1.15	6.64	1.74	0.22
Distributions from:
Net investment income	—		(3.26)	(1.11)	(1.09)	(1.10)	(1.18)
Net asset value, end of period	$80.26		$71.49	$54.94	$54.90	$49.35	$48.71
Total return (b)	12.27%		36.02%	2.10%	13.48%	3.59%	0.44%

Ratios to average net assets
Gross expenses	0.59%	(c)	0.64%	0.67%	0.89%	1.25%	0.93%
Net expenses	0.59%	(c)	0.61%	0.61%	0.60%	0.60%	0.61%
Net expenses excluding interest and taxes	0.58%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.39%	(c)	1.88%	1.56%	2.70%	1.97%	2.13%
Supplemental data
Net assets, end of period (in millions)	$222		$132	$54	$35	$18	$23
Portfolio turnover rate (d)	13%		41%	53%	25%	25%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Agribusiness ETF	Non-Diversified
CMCI Commodity Strategy ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Green Metals ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth and Strategic Metals ETF*	Non-Diversified
Steel ETF	Non-Diversified
Uranium and Nuclear ETF^	Non-Diversified

*	Formerly known as Rare Earth/Strategic Metals ETF
^	Formerly known as Uranium+Nuclear Energy ETF

Each Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Agribusiness ETF	MVIS® Global Agribusiness Index
CMCI Commodity Strategy ETF	UBS Constant Maturity Commodity Total Return Index
Gold Miners ETF	NYSE® Arca® Gold Miners Index®
Green Metals ETF	MVIS® Global Clean-Tech Metals Index
Junior Gold Miners ETF	MVIS® Global Junior Gold Miners Index
Low Carbon Energy ETF	MVIS Global Low Carbon Energy Index
Natural Resources ETF	VanEck® Natural Resources Index
Oil Refiners ETF	MVIS® Global Oil Refiners Index
Oil Services ETF	MVIS® US Listed Oil Services 25 Index
Rare Earth and Strategic Metals ETF	MVIS® Global Rare Earth/Strategic Metals Index
Steel ETF	NYSE® Arca® Steel Index
Uranium and Nuclear ETF	MVIS® Global Uranium & Nuclear Energy Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for CMCI Commodity Strategy ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly owned subsidiary of VEAC, serves as the investment adviser to CMCI Commodity Strategy ETF and its Subsidiary. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.
54

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation— The CMCI Commodity Strategy ETF invests in certain commodity-linked derivative instruments through the Commodity Index Subsidiary (the “Subsidiary”), Cayman Islands exempted company. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are generally declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments— Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments
55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps— The CMCI Commodity Strategy ETF invests in total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s total return swap transactions may contain provisions for early termination of a total return swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the total return swap and require the Fund to pay or receive a settlement amount in connection with the terminated total return swap transaction. The total return swap position held by the CMCI Commodity Strategy ETF at June 30, 2024 is reflected in the Fund’s Consolidated Schedule of Investments.

During the period ended June 30, 2024, the CMCI Commodity Strategy ETF held total return swap contracts for six months with an average monthly notional amount of $2,531,500.

At June 30, 2024, the CMCI Commodity Strategy ETF held derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
CMCI Commodity Strategy ETF
Swap contracts[1]	$1,599

[1]	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the period ended June 30, 2024, was as follows:

Commodities Futures Risk
CMCI Commodity Strategy ETF
Realized gain (loss):
Swap contracts[1]	$18,767
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	81,102

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

H.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge and
56

receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present derivatives and securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CMCI Commodity Strategy ETF
Total return swap contracts	$1,599	$—	$1,599	$—	$1,599

I.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2025, to waive fees and/or assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the period ended June 30, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Agribusiness ETF	0.50%	0.56%
CMCI Commodity Strategy ETF	0.65	0.65
Gold Miners ETF	0.50	0.53
Junior Gold Miners ETF	0.50	0.56
Low Carbon Energy ETF	0.50	0.62
Oil Refiners ETF	0.50	0.59
Rare Earth and Strategic Metals ETF	0.50	0.57
Steel ETF	0.50	0.55
Uranium and Nuclear ETF	0.50	0.60

Refer to the Statements of Operations for amounts assumed by the Adviser for the period ended June 30, 2024.

The Green Metals ETF and effective January 1, 2022, Natural Resources ETF and Oil Services ETF utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Fund, (excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) until at least May 1, 2025.

57

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The unitary management fee rates for the period ended June 30, 2024, are as follows:

Unitary
Fund	Management Fee Rate
Green Metals ETF	0.59%
Natural Resources ETF*	0.40
Oil Services ETF	0.35

*	Prior to March 15, 2024, the unitary management fee rate for Natural Resources ETF was 0.49%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$49,725,197	$45,561,112	$—	$106,853,407
Gold Miners ETF	1,236,679,555	1,162,182,311	864,942,851	2,015,679,926
Green Metals ETF	3,363,442	3,393,704	2,386,088	3,169,195
Junior Gold Miners ETF	493,804,325	487,420,790	252,332,456	277,444,820
Low Carbon Energy ETF	11,204,426	10,880,118	—	14,140,051
Natural Resources ETF	60,218,710	58,731,418	28,625,078	18,283,230
Oil Refiners ETF	6,487,801	5,698,524	16,090,151	16,373,120
Oil Services ETF	146,467,583	133,195,644	1,506,344,322	1,796,814,693
Rare Earth and Strategic Metals ETF	72,947,225	70,350,493	41,357,823	36,958,340
Steel ETF	10,726,575	7,140,603	17,439,735	52,659,871
Uranium and Nuclear ETF	24,160,305	21,773,975	95,173,917	20,054,792

Note 6—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

58

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$992,429,767	$15,338,227	$(264,080,158)	$(248,741,931)
CMCI Commodity Strategy ETF	2,650,331	2	(47,987)	(47,985)
Gold Miners ETF	12,008,455,003	1,821,912,283	(684,110,382)	1,137,801,901
Green Metals ETF	29,791,175	3,055,873	(6,488,385)	(3,432,512)
Junior Gold Miners ETF	4,775,660,024	880,742,089	(646,036,533)	234,705,556
Low Carbon Energy ETF	191,605,997	15,967,258	(68,969,357)	(53,002,099)
Natural Resources ETF	140,505,393	8,525,714	(9,361,779)	(836,065)
Oil Refiners ETF	34,987,189	3,363,637	(3,353,842)	9,795
Oil Services ETF	2,130,239,944	53,340,780	(253,834,001)	(200,493,221)
Rare Earth and Strategic Metals ETF	480,539,987	22,810,705	(200,295,728)	(177,485,023)
Steel ETF	110,307,436	4,162,132	(18,089,688)	(13,927,556)
Uranium and Nuclear ETF	217,887,300	33,133,183	(11,576,512)	21,556,671

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2023, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Agribusiness ETF	$(232,266,052)	$(605,572,607)	$(837,838,659)
Gold Miners ETF	(2,005,569,048)	(10,238,937,573)	(12,244,506,621)
Green Metals ETF	(1,545,956)	(3,898,590)	(5,444,546)
Junior Gold Miners ETF	(1,698,904,530)	(3,312,705,629)	(5,011,610,159)
Low Carbon Energy ETF	(11,064,350)	(66,122,873)	(77,187,223)
Natural Resources ETF	(10,960,628)	(46,242,572)	(57,203,200)
Oil Refiners ETF	(5,147,896)	(6,049,982)	(11,197,878)
Oil Services ETF	(384,200,583)	(1,724,997,615)	(2,109,198,198)
Rare Earth and Strategic Metals ETF	(94,077,070)	(295,504,208)	(389,581,278)
Steel ETF	(17,138,313)	(153,812,794)	(170,951,107)
Uranium and Nuclear ETF	(14,276,119)	(72,264,318)	(86,540,437)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices,

59

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

The CMCI Commodity Strategy ETF may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

Following Russia’s large-scale invasion of Ukraine, governments of the United States and many other countries imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency experienced and may continue to experience significant declines. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. How long these disruptions will continue is unknown. Additionally, while certain Russian securities held by the Agribusiness ETF and Natural Resources ETF have declared dividends, there is no assurance these dividends can be collected by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2024.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. Effective January 1, 2022, Natural Resources ETF and Oil Services ETF converted to a unitary management fee structure. For these Funds, the liability of the Plan shown as "Deferred Trustee fees" in the Statements of Asset and Liabilities represents amounts accrued through December 31, 2021. Green Metals ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102%

60

(105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Agribusiness ETF	$31,959,198	$13,076,839	$20,426,484	$33,503,323
Gold Miners ETF	313,102,973	49,225,077	280,553,612	329,778,689
Green Metals ETF	1,095,952	824,201	338,503	1,162,704
Junior Gold Miners ETF	378,800,261	122,567,019	273,682,115	396,249,134
Low Carbon Energy ETF	29,325,374	9,080,919	22,328,151	31,409,070
Natural Resources ETF	10,273,921	4,478,076	6,193,810	10,671,886
Oil Refiners ETF	1,043,946	–	1,112,913	1,112,913
Oil Services ETF	112,284,093	–	113,119,858	113,119,858
Rare Earth and Strategic Metals ETF	78,200,849	21,317,245	61,398,924	82,716,169
Steel ETF	3,474,435	1,462,425	2,181,513	3,643,938
Uranium and Nuclear ETF	46,929,881	17,872,584	32,487,686	50,360,270

The following table represents money market fund investments held as collateral by type of security on loan as of June 30, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$13,076,839
Gold Miners ETF	49,225,077
Green Metals ETF	824,201
Junior Gold Miners ETF	122,567,019
Low Carbon Energy ETF	9,080,919
Natural Resources ETF	4,478,076
Rare Earth and Strategic Metals ETF	21,317,245
Steel ETF	1,462,425
Uranium and Nuclear ETF	17,872,584

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio

61

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Agribusiness ETF	152	$1,368,848	6.68%
Gold Miners ETF	78	4,683,754	6.68
Green Metals ETF	59	126,118	6.68
Junior Gold Miners ETF	12	625,288	6.68
Low Carbon Energy ETF	106	196,910	6.68
Natural Resources ETF	172	406,898	6.68
Oil Refiners ETF	170	144,779	6.68
Oil Services ETF	99	1,834,779	6.68
Rare Earth and Strategic Metals ETF	107	1,143,603	6.68
Steel ETF	74	270,347	6.68
Uranium and Nuclear ETF	124	347,153	6.68

Outstanding loan balances as of June 30, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— In 2020, the Board of Trustees approved a 1 for 20 reverse share split for Oil Services ETF, and 1 for 3 reverse share split for Rare Earth and Strategic Metals ETF. On April 15, 2020, shares began trading on a split-adjusted basis. The Financial Highlights prior to April 15, 2020 have been adjusted to reflect these reverse share splits.

62

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
63

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth and Strategic Metals ETF (formerly, VanEck Rare Earth/Strategic Metals ETF), Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF (formerly, VanEck Uranium+Nuclear Energy ETF) and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck CMCI Commodity Strategy ETF and Ethereum Strategy ETF and (iii) a sub-advisory agreement between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the VanEck CLO ETF. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the VanEck CLO ETF) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the VanEck CLO ETF. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the VanEck CLO ETF and Ethereum Strategy ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia Funds”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that each of the VanEck CMCI Commodity Strategy ETF and Office and Commercial REIT ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered VEAC’s efforts to navigate regulatory and operational challenges in managing the Russia Funds during the Russia Funds’ process of liquidating their assets and winding up their business.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the

64

terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck CLO ETF, Digital India ETF, Ethereum Strategy ETF, Green Metals ETF, Natural Resources ETF, Office and Commercial REIT ETF and Oil Services ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (excluding the fee payment under the applicable VEAC Investment Management Agreements and VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia Funds’ management fees while the Russia Funds are in the process of liquidation. With respect to the Sub-Advisory Agreement, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under the Sub-Advisory Agreement.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for VanEck CLO ETF and Ethereum Strategy ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the Advisers regarding the performance of the VanEck CLO ETF and Ethereum Strategy ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on June 21, 2022 through December 31, 2023 due to differences in the Fund’s security selection, ratings allocation and duration relative to its benchmark according to the Adviser. The Trustees also noted that the VanEck Ethereum Strategy ETF had underperformed its benchmark and peer funds for the period since its inception on October 2, 2023 through December 31, 2023, a relatively short period, due to the cost to roll the Fund’s futures and the accrued tax liabilities associated with Fund’s structure as a C corporation according to the Adviser.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub- Adviser (with respect to the VanEck CLO ETF) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the VanEck CLO ETF) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia Funds, VEAC’s waiver of all management fees payable by each of the Russia Funds since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, and Office and Commercial REIT ETF had management fees below the average and equal to the median of its respective peer group of funds, each of the VanEck Digital India ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and below the median of its respective peer group of funds, each of the VanEck CLO ETF and Green Metals ETF had management fees above the average and median of its respective peer group of funds, each of the VanEck Ethereum Strategy ETF and Oil Services ETF had management fees above the average and equal to the median of its peer group of funds, each of the VanEck Natural Resources ETF and Rare Earth and Strategic Metals ETF had management fees below

65

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

the average and above the median of its respective peer group of funds, and the VanEck Agribusiness ETF had management fees equal to the average and median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Africa Index ETF, CLO ETF, CMCI Commodity Strategy ETF, Green Metals ETF, Low Carbon Energy ETF, Russia Small-Cap ETF, Uranium and Nuclear Energy ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Indonesia Index ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds, and the VanEck Junior Gold Miners ETF had a total expense ratio (after the effect of the expense limitation) below the average and above the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia Funds are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia Funds’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the VanEck CLO ETF) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the VanEck CLO ETF are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

66

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

Africa Index ETF	AFK
Brazil Small-Cap ETF	BRF
ChiNext ETF	CNXT
CLO ETF	CLOI
Digital India ETF	DGIN
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX
Israel ETF	ISRA
Office and Commercial REIT ETF	DESK
Vietnam ETF	VNM

800.826.2333	vaneck.com

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 4.2%
AVZ Minerals Ltd. ∞	1,399,901	$176,701
Paladin Energy Ltd. * †	71,646	592,102
Perseus Mining Ltd. †	716,219	1,125,839
		1,894,642
Burkina Faso: 1.0%
IAMGOLD Corp. (USD) * †	116,912	438,420
Canada: 6.9%
B2Gold Corp. (USD)	35,102	94,775
Barrick Gold Corp. (USD)	64,203	1,070,906
Ivanhoe Mines Ltd. * †	154,813	1,996,894
		3,162,575
China: 2.8%
CMOC Group Ltd. (HKD)	1,416,000	1,292,467
Egypt: 4.6%
Centamin Plc (GBP)	367,640	561,824
Commercial International Bank - Egypt (CIB) (USD) (GDR) †	1,043,869	1,551,189
		2,113,013
India: 1.5%
MakeMyTrip Ltd. (USD) *	7,960	669,436
Indonesia: 0.4%
Golden Agri-Resources Ltd. (SGD)	841,200	167,588
Kenya: 4.8%
Equity Group Holdings Plc	3,152,500	1,030,508
Safaricom Plc	8,734,000	1,169,038
		2,199,546
Morocco: 14.6%
Attijariwafa Bank	48,385	2,502,543
Bank of Africa	35,057	682,016
Banque Centrale Populaire	96,022	2,842,628
Co. Sucrerie Marocaine et de Raffinage	30,458	598,809
		6,625,996
Nigeria: 5.5%
Guaranty Trust Holding Co. Plc	31,716,217	938,607
MTN Nigeria Communications Plc	6,243,885	881,974
Zenith Bank Plc	29,916,484	704,963
		2,525,544
Norway: 0.2%
Scatec ASA 144A *	9,777	79,376
South Africa: 38.4%
Absa Group Ltd.	73,367	636,543
African Rainbow Minerals Ltd. †	9,843	122,003
Anglo American Platinum Ltd. †	5,193	170,398
Anglo American Plc (GBP)	65,085	2,056,717
Anglogold Ashanti Plc (USD)	47,316	1,189,051
Aspen Pharmacare Holdings Ltd.	25,791	329,534
AVI Ltd.	20,223	104,671
	Number of Shares	Value
South Africa (continued)
Bid Corp. Ltd.	18,447	$429,221
Bidvest Group Ltd.	17,763	277,800
Capitec Bank Holdings Ltd.	5,952	861,066
Clicks Group Ltd. †	15,978	303,023
Discovery Ltd.	40,352	298,819
Exxaro Resources Ltd.	13,676	134,280
FirstRand Ltd.	439,240	1,856,153
Gold Fields Ltd. (ADR) †	66,746	994,515
Growthpoint Properties Ltd.	239,858	159,993
Harmony Gold Mining Co. Ltd. (ADR) †	33,615	308,250
Impala Platinum Holdings Ltd.	58,169	287,844
Investec Plc (GBP)	35,483	256,502
Kumba Iron Ore Ltd.	5,104	122,885
Life Healthcare Group Holdings Ltd.	88,909	62,605
Momentum Metropolitan Holdings	76,037	95,353
Mr Price Group Ltd. †	17,953	202,433
MTN Group Ltd.	101,876	472,349
MultiChoice Group *	9,900	57,795
Naspers Ltd.	7,081	1,385,609
Nedbank Group Ltd.	34,125	481,351
Northam Platinum Holdings Ltd.	19,576	136,447
Old Mutual Ltd.	209,901	142,425
OUTsurance Group Ltd.	64,323	163,520
Pepkor Holdings Ltd. 144A †	151,130	154,862
Remgro Ltd.	35,519	264,166
Sanlam Ltd.	127,318	564,215
Sasol Ltd. (ADR) †	36,974	281,372
Shoprite Holdings Ltd.	25,908	404,765
Sibanye Stillwater Ltd. (ADR) †	43,537	189,386
Standard Bank Group Ltd.	103,104	1,196,174
Thungela Resources Ltd.	10,477	63,512
Tiger Brands Ltd. †	9,077	98,631
Woolworths Holdings Ltd.	49,769	168,386
		17,484,624
Tanzania: 0.9%
Helios Towers Plc (GBP) *	293,211	426,655
United Arab Emirates: 2.5%
Itissalat Al-Maghrib (MAD)	125,214	1,136,956
United Kingdom: 6.0%
Airtel Africa Plc 144A	1,230,485	1,861,554
Endeavour Mining Plc	33,590	714,827
Vodacom Group Ltd. (ZAR) †	32,928	176,038
		2,752,419
United States: 2.9%
Kosmos Energy Ltd. *	194,095	1,075,286
Royal Caribbean Cruises Ltd. *	1,543	246,001
		1,321,287
Zambia: 2.6%
First Quantum Minerals Ltd. (CAD)	89,847	1,179,925

See Notes to Financial Statements

3

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	$11,545
Ecocash Holdings Zimbabwe Ltd. *	32,900	456
		12,001
Total Common Stocks (Cost: $39,759,278)		45,482,470

RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, MAD 0.12, exp. 10/31/24*	13	4

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $39,759,278)		45,482,474
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Money Market Fund: 1.3% (Cost: $586,735)
State Street Navigator Securities Lending Government Money Market Portfolio	586,735	$586,735
Total Investments: 101.1% (Cost: $40,346,013)		46,069,209
Liabilities in excess of other assets: (1.1)%		(519,721)
NET ASSETS: 100.0%		$45,549,488

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar GBP British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $5,635,766.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,095,792, or 4.6% of net assets.

See Notes to Financial Statements

4

The summary of inputs used to value the Fund's investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,717,941	$176,701	$1,894,642
Burkina Faso	438,420	—	—	438,420
Canada	3,162,575	—	—	3,162,575
China	—	1,292,467	—	1,292,467
Egypt	1,551,189	561,824	—	2,113,013
India	669,436	—	—	669,436
Indonesia	167,588	—	—	167,588
Kenya	2,199,546	—	—	2,199,546
Morocco	3,783,368	2,842,628	—	6,625,996
Nigeria	1,586,937	938,607	—	2,525,544
Norway	—	79,376	—	79,376
South Africa	5,100,548	12,384,076	—	17,484,624
Tanzania	—	426,655	—	426,655
United Arab Emirates	1,136,956	—	—	1,136,956
United Kingdom	—	2,752,419	—	2,752,419
United States	1,321,287	—	—	1,321,287
Zambia	1,179,925	—	—	1,179,925
Zimbabwe	12,001	—	—	12,001
Rights *	4	—	—	4
Money Market Fund	586,735	—	—	586,735
Total Investments	$22,896,515	$22,995,993	$176,701	$46,069,209

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

5

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number
	of Shares	Value
COMMON STOCKS: 88.2%
Automobiles & Components: 1.4%
Iochpe Maxion SA	64,252	$135,168
Mahle Metal Leve SA	25,100	145,209
		280,377
Banks: 3.3%
Inter & Co., Inc. (BDR)	107,750	657,283
Capital Goods: 2.3%
Armac Locacao Logistica E Servicos SA *	51,750	91,278
Kepler Weber SA	71,950	123,304
Mills Locacao Servicos e Logistica SA	57,350	107,619
Tupy SA	31,900	134,845
		457,046
Commercial & Professional Services: 1.3%
Ambipar Participacoes e Empreendimentos SA *	27,900	64,383
Orizon Valorizacao de Residuos SA *	29,200	201,628
		266,011
Consumer Discretionary Distribution & Retail: 1.7%
C&A Modas SA *	64,500	107,767
Grupo SBF SA	61,200	131,375
Pet Center Comercio e Participacoes SA	160,250	104,061
		343,203
Consumer Durables & Apparel: 14.5%
Arezzo Industria e Comercio SA	36,500	335,285
Cury Construtora e Incorporadora SA	80,200	295,544
Cyrela Brazil Realty SA Empreendimentos e Participacoes	162,450	547,787
Direcional Engenharia SA	63,200	300,618
Ez Tec Empreendimentos e Participacoes SA	93,702	216,902
Grendene SA	118,600	122,205
Grupo de Moda Soma SA *	277,950	305,292
Guararapes Confeccoes SA	50,700	63,124
MRV Engenharia e Participacoes SA *	208,500	249,151
Plano & Plano Desenvolvimento Imobiliario SA	36,600	67,437
Vivara Participacoes SA	81,900	306,790
Vulcabras SA	34,500	91,278
		2,901,413
Consumer Services: 6.4%
Afya Ltd. * †	8,231	145,277
Anima Holding SA *	159,300	89,765
Arcos Dorados Holdings, Inc.	56,206	505,854
Cogna Educacao SA *	840,950	266,271
Cruzeiro do Sul Educacional SA	37,050	24,854
YDUQS Participacoes SA	118,200	220,114
Zamp SA *	52,600	35,192
		1,287,327
	Number
	of Shares	Value
Consumer Staples Distribution & Retail: 0.6%
Dimed SA Distribuidora da Medicamentos	49,400	$85,454
Empreendimentos Pague Menos SA *	55,607	25,366
		110,820
Energy: 11.2%
3R Petroleum Oleo e Gas SA	109,151	536,568
AES Brasil Energia SA	147,422	300,377
Enauta Participacoes SA *	63,550	249,421
Excelerate Energy, Inc.	7,650	141,066
Karoon Energy Ltd. * †	430,849	521,320
Modec, Inc.	12,300	222,365
Petroreconcavo SA	82,350	273,120
		2,244,237
Financial Services: 0.6%
Vinci Partners Investments Ltd.	11,509	125,448
Food, Beverage & Tobacco: 7.0%
Adecoagro SA †	26,754	260,317
BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,700	140,811
Camil Alimentos SA	71,100	104,931
Jalles Machado SA	97,967	118,995
Marfrig Global Foods SA *	200,463	443,234
Minerva SA	170,550	203,802
Tres Tentos Agroindustrial SA	74,400	131,495
		1,403,585
Health Care Equipment & Services: 5.1%
CM Hospitalar SA	82,900	33,219
Fleury SA	183,087	492,263
Hospital Mater Dei SA	36,500	29,709
Odontoprev SA	138,690	281,841
Oncoclinicas do Brasil Servicos Medicos SA *	173,300	191,587
		1,028,619
Insurance: 1.0%
IRB-Brasil Resseguros SA *	33,423	188,935
Materials: 6.7%
Cia Brasileira de Aluminio *	120,550	150,092
Dexco SA	210,850	247,433
ERO Copper Corp. * †	38,683	827,042
Irani Papel e Embalagem SA	71,600	108,487
		1,333,054
Media & Entertainment: 0.9%
VTEX *	25,348	184,027
Pharmaceuticals, Biotechnology & Life Sciences: 0.2%
Blau Farmaceutica SA	19,250	36,123
Real Estate Management & Development: 3.4%
Iguatemi SA	131,150	482,830
JHSF Participacoes SA	154,200	108,959
LOG Commercial Properties e Participacoes SA	20,100	83,958
		675,747

See Notes to Financial Statements

6

	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 1.8%
SMART Global Holdings, Inc. * †	15,623	$357,298
Software & Services: 1.1%
LWSA SA 144A *	167,600	121,426
Sonda SA	239,400	105,694
		227,120
Technology Hardware & Equipment: 1.8%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	54,800	226,352
Ituran Location and Control Ltd.	3,685	90,799
Multilaser Industrial SA *	122,600	43,205
		360,356
Transportation: 7.9%
Azul SA (ADR) * †	62,856	251,424
EcoRodovias Infraestrutura e Logistica SA	153,940	181,751
Hidrovias do Brasil SA *	199,900	132,668
Log-in Logistica Intermodal SA *	7,050	45,086
Movida Participacoes SA *	88,750	95,893
Santos Brasil Participacoes SA	284,000	693,476
SIMPAR SA *	182,550	174,056
		1,574,354
Utilities: 8.0%
Alupar Investimento SA	136,786	728,452
Cia de Saneamento de Minas Gerais Copasa MG	113,588	424,475
Cia De Sanena Do Parana *	35,300	174,034
Light SA *	77,900	69,398
Serena Energia SA *	126,502	199,367
		1,595,726
Total Common Stocks (Cost: $18,036,771)		17,638,109

PREFERRED SECURITIES: 11.7%
Banks: 3.4%
Banco ABC Brasil SA*	50,898	201,585
	Number
	of Shares	Value
Banks (continued)
Banco do Estado do Rio Grande do Sul SA	108,900	$221,108
Banco Pan SA*	179,050	259,122
		681,815
Capital Goods: 3.4%
Marcopolo SA*	407,891	463,338
Randon SA Implementos e Participacoes*	106,850	208,727
		672,065
Consumer Cyclicals: 0.7%
Alpargatas SA*	86,200	140,631
Energy: 1.8%
Raizen SA	682,000	359,904
Information Technology: 1.0%
Cia de Ferro Ligas da Bahia FERBASA*	77,350	111,664
Taurus Armas SA	37,800	77,560
		189,224
Materials: 1.4%
Unipar Carbocloro SA	33,100	288,894
Total Preferred Securities (Cost: $2,192,696)		2,332,533
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $20,229,467)		19,970,642

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $183,105)
State Street Navigator Securities Lending Government Money Market Portfolio	183,105	183,105
Total Investments: 100.8% (Cost: $20,412,572)		20,153,747
Liabilities in excess of other assets: (0.8)%		(159,903)
NET ASSETS: 100.0%		$19,993,844

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,899,294.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $121,426, or 0.6% of net assets.

See Notes to Financial Statements

7

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund's investments as of June 30, 2024 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Automobiles & Components	$280,377	$—	$—	$280,377
Banks	657,283	—	—	657,283
Capital Goods	457,046	—	—	457,046
Commercial & Professional Services	266,011	—	—	266,011
Consumer Discretionary Distribution & Retail	343,203	—	—	343,203
Consumer Durables & Apparel	2,901,413	—	—	2,901,413
Consumer Services	1,287,327	—	—	1,287,327
Consumer Staples Distribution & Retail	110,820	—	—	110,820
Energy	1,500,552	743,685	—	2,244,237
Financial Services	125,448	—	—	125,448
Food, Beverage & Tobacco	1,403,585	—	—	1,403,585
Health Care Equipment & Services	1,028,619	—	—	1,028,619
Insurance	188,935	—	—	188,935
Materials	1,333,054	—	—	1,333,054
Media & Entertainment	184,027	—	—	184,027
Pharmaceuticals, Biotechnology & Life Sciences	36,123	—	—	36,123
Real Estate Management & Development	675,747	—	—	675,747
Semiconductors & Semiconductor Equipment	357,298	—	—	357,298
Software & Services	227,120	—	—	227,120
Technology Hardware & Equipment	360,356	—	—	360,356
Transportation	1,574,354	—	—	1,574,354
Utilities	1,595,726	—	—	1,595,726
Preferred Securities *	2,332,533	—	—	2,332,533
Money Market Fund	183,105	—	—	183,105
Total Investments	$19,410,062	$743,685	$—	$20,153,747

* See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

8

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Capital Goods: 32.8%
Beijing Easpring Material Technology Co. Ltd.	16,400	$77,040
Contemporary Amperex Technology Co. Ltd.	104,500	2,576,277
Dongguan Yiheda Automation Co. Ltd.	6,900	18,524
East Group Co. Ltd.	42,100	23,070
Eve Energy Co. Ltd.	51,400	280,878
Gaona Aero Material Co. Ltd.	19,200	41,722
Ginlong Technologies Co. Ltd.	9,000	51,226
Hunan Yuneng New Energy Battery Material Co. Ltd.	16,200	69,714
JL Mag Rare-Earth Co. Ltd.	24,500	43,448
Qingdao TGOOD Electric Co. Ltd.	29,200	80,303
Shenzhen Inovance Technology Co. Ltd.	78,600	551,648
Sungrow Power Supply Co. Ltd.	58,080	492,793
Sunwoda Electronic Co. Ltd.	56,200	116,507
Wuxi Lead Intelligent Equipment Co. Ltd. *	39,900	90,716
Xi’an Triangle Defense Co. Ltd.	14,100	58,999
		4,572,865
Commercial & Professional Services: 0.9%
Beijing Originwater Technology Co. Ltd.	82,500	47,284
Centre Testing International Group Co. Ltd.	57,200	78,655
		125,939
Consumer Durables & Apparel: 0.4%
Huali Industrial Group Co. Ltd.	6,200	51,675
Consumer Services: 0.5%
Songcheng Performance Development Co. Ltd.	65,100	71,522
Financial Services: 6.4%
Beijing Compass Technology Development Co. Ltd. *	10,100	50,209
East Money Information Co. Ltd.	509,200	734,827
Hithink RoyalFlush Information Network Co. Ltd.	8,100	114,630
		899,666
Food, Beverage & Tobacco: 4.9%
Wens Foodstuffs Group Co. Ltd.	220,500	598,394
Yihai Kerry Arawana Holdings Co. Ltd.	23,000	86,051
		684,445
Health Care Equipment & Services: 11.5%
Aier Eye Hospital Group Co. Ltd.	175,800	248,188
Huaxia Eye Hospital Group Co. Ltd.	7,100	20,112
Jafron Biomedical Co. Ltd.	18,000	67,028
Lepu Medical Technology Beijing Co. Ltd.	49,900	101,362
Ovctek China, Inc.	19,900	42,700
	Number of Shares	Value
Health Care Equipment & Services (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	21,600	$860,060
Shenzhen New Industries Biomedical Engineering Co. Ltd.	13,200	121,775
Sonoscape Medical Corp.	10,200	55,215
Winner Medical Co. Ltd.	7,700	26,661
Winning Health Technology Group Co. Ltd.	71,900	57,943
		1,601,044
Household & Personal Products: 0.8%
By-health Co. Ltd.	40,300	74,680
Yunnan Botanee Bio-Technology Group Co. Ltd.	5,400	35,681
		110,361
Materials: 4.9%
Canmax Technologies Co. Ltd.	23,800	55,865
CNGR Advanced Material Co. Ltd.	17,000	72,019
Hubei Dinglong Co. Ltd. *	27,900	86,406
Hubei Feilihua Quartz Glass Co. Ltd.	17,200	72,357
Shandong Sinocera Functional Material Co. Ltd.	31,900	77,884
Shandong Weifang Rainbow Chemical Co. Ltd.	3,800	23,183
Shenzhen Capchem Technology Co. Ltd.	19,600	76,636
Shenzhen Dynanonic Co. Ltd. *	8,600	33,126
Shenzhen Senior Technology Material Co. Ltd.	49,500	55,442
Sunresin New Materials Co. Ltd. *	10,100	57,632
Weihai Guangwei Composites Co. Ltd. *	21,400	72,682
		683,232
Media & Entertainment: 2.1%
Beijing Enlight Media Co. Ltd.	58,500	67,282
Kunlun Tech Co. Ltd.	33,600	147,879
Mango Excellent Media Co. Ltd.	25,200	71,933
		287,094
Pharmaceuticals, Biotechnology & Life Sciences: 8.3%
Anhui Anke Biotechnology Group Co. Ltd.	45,500	53,209
Betta Pharmaceuticals Co. Ltd.	10,300	45,873
BGI Genomics Co. Ltd. *	9,500	45,534
China Resources Boya Bio-pharmaceutical Group Co. Ltd.	12,700	57,331
Chongqing Zhifei Biological Products Co. Ltd. *	46,200	177,045
CSPC Innovation Pharmaceutical Co. Ltd.	15,200	52,529
Hangzhou Tigermed Consulting Co. Ltd.	21,700	144,168
Hualan Biological Vaccine, Inc.	6,000	14,503

See Notes to Financial Statements

9

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Imeik Technology Development Co. Ltd.	5,580	$131,415
Pharmaron Beijing Co. Ltd.	37,800	95,942
Shenyang Xingqi Pharmaceutical Co. Ltd.	5,100	114,197
Shenzhen Kangtai Biological Products Co. Ltd.	25,100	53,604
Walvax Biotechnology Co. Ltd.	66,300	103,175
Yili Chuanning Biotechnology Co. Ltd.	26,100	45,620
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	11,200	30,982
		1,165,127
Semiconductors & Semiconductor Equipment: 5.6%
Hangzhou Chang Chuan Technology Co. Ltd. *	16,300	60,373
Ingenic Semiconductor Co. Ltd.	11,400	86,129
Konfoong Materials International Co. Ltd.	7,300	47,417
Risen Energy Co. Ltd.	36,200	59,895
SG Micro Corp.	12,400	140,203
Shenzhen SC New Energy Technology Corp.	10,100	74,622
Suzhou Maxwell Technologies Co. Ltd.	5,900	96,483
Wuhan DR Laser Technology Corp. Ltd.	5,400	33,939
Yangling Metron New Material, Inc.	6,400	16,954
Yangzhou Yangjie Electronic Technology Co. Ltd.	11,800	62,773
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	25,000	98,292
		777,080
Software & Services: 4.7%
Beijing Sinnet Technology Co. Ltd.	55,800	64,352
Beijing Ultrapower Software Co. Ltd.	75,100	83,221
	Number of Shares	Value
Software & Services (continued)
Empyrean Technology Co. Ltd.	7,200	$75,894
Isoftstone Information Technology Group Co. Ltd.	23,100	110,765
Longshine Technology Group Co. Ltd.	22,700	26,392
Range Intelligent Computing Technology Group Co. Ltd.	17,700	57,693
Sangfor Technologies, Inc.	9,700	66,952
Thunder Software Technology Co. Ltd.	14,200	88,412
Wangsu Science & Technology Co. Ltd.	83,200	89,757
		663,438
Technology Hardware & Equipment: 16.1%
Anker Innovations Technology Co. Ltd.	8,480	82,555
Chaozhou Three-Circle Group Co. Ltd.	51,200	204,219
Eoptolink Technology, Inc. Ltd. *	25,400	363,826
Lens Technology Co. Ltd.	79,000	196,987
Leyard Optoelectronic Co. Ltd.	82,400	50,642
Maxscend Microelectronics Co. Ltd.	13,700	145,411
Shenzhen Longsys Electronics Co. Ltd. *	3,700	47,690
Shenzhen Sunway Communication Co. Ltd.	32,900	87,974
Suzhou TFC Optical Communication Co. Ltd.	12,340	148,216
Victory Giant Technology Huizhou Co. Ltd.	23,800	104,092
Wuhan Jingce Electronic Group Co. Ltd.	7,800	60,225
Yealink Network Technology Corp. Ltd.	18,600	93,501
Zhongji Innolight Co. Ltd.	35,300	659,133
		2,244,471
Total Common Stocks (Cost: $16,303,460)		13,937,959
Total Investments: 99.9% (Cost: $16,303,460)		13,937,959
Other assets less liabilities: 0.1%		20,060
NET ASSETS: 100.0%		$13,958,019

Footnotes:

*	Non-income producing

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$4,572,865	$—	$4,572,865
Commercial & Professional Services	—	125,939	—	125,939
Consumer Durables & Apparel	51,675	—	—	51,675
Consumer Services	—	71,522	—	71,522
Financial Services	—	899,666	—	899,666
Food, Beverage & Tobacco	—	684,445	—	684,445
Health Care Equipment & Services	—	1,601,044	—	1,601,044
Household & Personal Products	—	110,361	—	110,361
Materials	23,183	660,049	—	683,232
Media & Entertainment	—	287,094	—	287,094
Pharmaceuticals, Biotechnology & Life Sciences	—	1,165,127	—	1,165,127
Semiconductors & Semiconductor Equipment	—	777,080	—	777,080
Software & Services	—	663,438	—	663,438
Technology Hardware & Equipment	—	2,244,471	—	2,244,471
Total Investments	$74,858	$13,863,101	$—	$13,937,959

See Notes to Financial Statements

11

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 97.2%
610 Funding CLO 2 Ltd. 144A 7.19% (Term SOFR USD 3 Month+1.85%), 01/20/34	$2,500		$2,501,875
Allegro CLO IX Ltd. 144A 7.18% (Term SOFR USD 3 Month+1.85%), 10/16/31	7,465		7,472,420
Apidos Clo XXV 144A 7.12% (Term SOFR USD 3 Month+1.80%), 10/20/31	2,125		2,128,188
Ares LIV CLO Ltd. 144A 7.13% (Term SOFR USD 3 Month+1.80%), 10/15/32	1,750		1,753,414
Ares LX CLO Ltd. 144A 7.24% (Term SOFR USD 3 Month+1.91%), 07/18/34	2,000		2,003,224
Bain Capital Credit CLO 2017-2 Ltd. 144A
1.00% (Term SOFR USD 3 Month+1.40%), 07/25/37	10,600		10,607,950
6.77% (Term SOFR USD 3 Month+1.44%), 07/25/34	10,600		10,611,035
Bain Capital Credit CLO 2020-1 Ltd. 144A 7.12% (Term SOFR USD 3 Month+1.80%), 04/18/33	2,250		2,256,941
Bain Capital Credit CLO 2020-2 Ltd. 144A 6.76% (Term SOFR USD 3 Month+1.43%), 07/19/34	5,500		5,508,547
Bain Capital Credit CLO 2020-5 Ltd. 144A 8.93% (Term SOFR USD 3 Month+3.60%), 04/20/34	5,000		5,049,980
Bain Capital Credit CLO 2021-4 Ltd. 144A 7.24% (Term SOFR USD 3 Month+1.91%), 10/20/34	1,750		1,751,750
Barings CLO Ltd. 2016-II 144A 6.66% (Term SOFR USD 3 Month+1.33%), 01/20/32	7,267		7,271,967
BlueMountain CLO XXV Ltd. 144A
7.29% (Term SOFR USD 3 Month+1.96%), 07/15/36	3,250		3,253,195
7.84% (Term SOFR USD 3 Month+2.51%), 07/15/36	1,700		1,701,788
BlueMountain CLO XXX Ltd. 144A 7.23% (Term SOFR USD 3 Month+1.90%), 04/15/35	3,135		3,139,076
BlueMountain CLO XXXII Ltd. 144A 7.29% (Term SOFR USD 3 Month+1.96%), 10/15/34	4,000		4,002,528
Canyon Capital CLO 2016-1 Ltd. 144A
	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 97.2% (continued)
7.29% (Term SOFR USD 3 Month+1.96%), 07/15/31	$10,000		$10,036,190
Canyon Capital CLO 2016-2 Ltd. 144A 7.34% (Term SOFR USD 3 Month+2.01%), 10/15/31	6,000		6,010,230
Carlyle Global Market Strategies CLO 2015-4 Ltd. 144A 7.17% (Term SOFR USD 3 Month+1.85%), 07/20/32	8,520		8,540,695
CBAM 2017-2 Ltd. 144A 7.43% (Term SOFR USD 3 Month+2.11%), 07/17/34	1,500		1,501,262
CBAM 2021-14 Ltd. 144A 8.69% (Term SOFR USD 3 Month+3.36%), 04/20/34	5,000		4,972,590
Cedar Funding VIII Clo Ltd. 144A 7.23% (Term SOFR USD 3 Month+1.91%), 10/17/34	1,750		1,752,753
CIFC Funding 2014-III Ltd. 144A 7.04% (Term SOFR USD 3 Month+1.71%), 10/22/31	1,250		1,250,916
Columbia Cent CLO 31 Ltd. 144A
6.79% (Term SOFR USD 3 Month+1.46%), 04/20/34	6,000		6,008,178
7.14% (Term SOFR USD 3 Month+1.81%), 04/20/34	8,380		8,327,340
Columbia Cent CLO 32 Ltd. 144A
7.37% (Term SOFR USD 3 Month+2.05%), 07/24/34	4,000		4,023,792
8.49% (Term SOFR USD 3 Month+3.17%), 07/24/34	10,000		10,065,510
Crestline Denali CLO XIV Ltd. 144A 6.73% (Term SOFR USD 3 Month+1.40%), 10/23/31	3,098		3,100,849
Denali Capital Clo XII Ltd. 144A 6.64% (Term SOFR USD 3 Month+1.31%), 04/15/31	1,207		1,208,726
Dryden 109 CLO Ltd. 144A 7.32% (Term SOFR USD 3 Month+2.00%), 04/20/35	1,250		1,253,438
Dryden 64 CLO Ltd. 144A 6.56% (Term SOFR USD 3 Month+1.23%), 04/18/31	927		927,904
Dryden 80 CLO Ltd. 144A
7.07% (Term SOFR USD 3 Month+1.75%), 01/17/33	1,250		1,249,771
7.47% (Term SOFR USD 3 Month+2.15%), 01/17/33	1,250		1,251,926
Dryden 93 CLO Ltd. 144A

See Notes to Financial Statements

12

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 97.2% (continued)
7.19% (Term SOFR USD 3 Month+1.86%), 01/15/34	$1,750		$1,749,080
GoldenTree Loan Management US CLO 16 Ltd. 144A 8.22% (Term SOFR USD 3 Month+2.90%), 01/20/34	2,050		2,068,505
KKR CLO 20 Ltd. 144A 6.72% (Term SOFR USD 3 Month+1.39%), 10/16/30	700		700,761
KKR CLO 24 Ltd. 144A 6.67% (Term SOFR USD 3 Month+1.34%), 04/20/32	3,760		3,764,238
KKR CLO 28 Ltd. 144A
7.42% (Term SOFR USD 3 Month+2.10%), 02/09/35	8,000		8,048,000
8.02% (Term SOFR USD 3 Month+2.70%), 02/09/35	1,500		1,515,600
9.32% (Term SOFR USD 3 Month+4.00%), 02/09/35	3,600		3,659,029
KKR CLO 30 Ltd. 144A 7.19% (Term SOFR USD 3 Month+1.85%), 04/17/37	2,500		2,503,125
KKR CLO 36 Ltd. 144A 7.29% (Term SOFR USD 3 Month+1.96%), 10/15/34	5,000		5,009,125
LCM 29 Ltd. 144A 6.66% (Term SOFR USD 3 Month+1.33%), 04/15/31	5,500		5,501,375
MidOcean Credit CLO X 144A
6.94% (Term SOFR USD 3 Month+1.60%), 10/23/34	1,400		1,401,050
7.29% (Term SOFR USD 3 Month+1.95%), 10/23/34	2,650		2,653,313
Neuberger Berman CLO XXII Ltd. 144A 10.05% (Term SOFR USD 3 Month+4.75%), 04/15/38	2,000		2,005,130
OCP Clo 2019-17 Ltd. 144A 1.00% (Term SOFR USD 3 Month+1.40%), 07/20/37	5,950		5,954,463
OCP CLO 2020-19 Ltd. 144A 7.29% (Term SOFR USD 3 Month+1.96%), 10/20/34	1,750		1,751,045
OCP CLO 2021-22 Ltd. 144A 6.77% (Term SOFR USD 3 Month+1.44%), 12/02/34	1,250		1,250,720
Octagon Investment Partners 28 Ltd. 144A 7.04% (Term SOFR USD 3 Month+1.72%), 04/24/37	2,500		2,502,025
Octagon Investment Partners 43 Ltd. 144A 7.17% (Term SOFR USD 3 Month+1.85%), 10/25/32	5,000		5,008,935
OZLM Funding II Ltd. 144A 6.53% (Term SOFR USD 3 Month+1.20%), 07/30/31	9,599		9,610,049
	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 97.2% (continued)
OZLM XV Ltd. 144A 6.28% (Term SOFR USD 3 Month+1.22%), 04/20/33	$10,600		$10,606,625
OZLM XXII Ltd. 144A 6.65% (Term SOFR USD 3 Month+1.33%), 01/17/31	685		685,336
Park Blue Clo 2024-V Ltd. 144A 6.80% (Term SOFR USD 3 Month+1.48%), 07/25/37	5,000		5,006,300
Riserva Clo Ltd. 144A 6.94% (Term SOFR USD 3 Month+1.61%), 01/18/34	2,540		2,542,784
Rockford Tower CLO 2020-1 Ltd. 144A
7.42% (Term SOFR USD 3 Month+2.10%), 01/20/36	2,000		2,015,564
8.02% (Term SOFR USD 3 Month+2.70%), 01/20/36	2,500		2,515,400
9.92% (Term SOFR USD 3 Month+4.60%), 01/20/36	4,650		4,680,104
RR15 Ltd. 144A 7.04% (Term SOFR USD 3 Month+1.71%), 04/15/36	5,065		5,068,069
RR16 Ltd. 144A 7.24% (Term SOFR USD 3 Month+1.91%), 07/15/36	5,000		5,007,340
RRX 4 Ltd. 144A 6.79% (Term SOFR USD 3 Month+1.46%), 07/15/34	1,750		1,751,986
Signal Peak CLO 1 Ltd. 144A
7.38% (Term SOFR USD 3 Month+2.06%), 04/17/34	3,132		3,138,251
8.98% (Term SOFR USD 3 Month+3.66%), 04/17/34	3,000		3,005,850
Signal Peak CLO 10 Ltd. 144A
7.33% (Term SOFR USD 3 Month+2.01%), 01/24/35	1,220		1,222,422
7.64% (Term SOFR USD 3 Month+2.31%), 07/21/34	1,250		1,253,410
Signal Peak CLO 4 Ltd. 144A
7.34% (Term SOFR USD 3 Month+2.01%), 10/26/34	1,450		1,451,450
8.79% (Term SOFR USD 3 Month+3.46%), 10/26/34	7,400		7,321,560
Signal Peak CLO 5 Ltd. 144A
9.53% (Term SOFR USD 3 Month+4.20%), 04/25/37	2,000		2,046,510
10.58% (Term SOFR USD 3 Month+5.25%), 04/25/37	2,000		2,021,180
Sound Point CLO 39 Ltd. 144A 7.07% (Term SOFR USD 3 Month+1.75%), 07/20/37	5,500		5,507,816
Sound Point CLO XXVI Ltd. 144A 7.24% (Term SOFR USD 3 Month+1.91%), 07/20/34	5,000		4,964,030

See Notes to Financial Statements

13

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 97.2% (continued)
Sound Point CLO XXXIII Ltd. 144A 7.22% (Term SOFR USD 3 Month+1.90%), 04/25/35	$9,900		$9,903,901
Symphony CLO 42 Ltd. 144A 6.84% (Term SOFR USD 3 Month+1.53%), 04/17/37	10,600		10,647,838
TCI-Symphony CLO 2017-1 Ltd. 144A 6.52% (Term SOFR USD 3 Month+1.19%), 07/15/30	2,236		2,236,947
TCW CLO 2017-1A Ltd. 144A 9.26% (Term SOFR USD 3 Month+3.93%), 10/29/34	12,000		12,028,835
TCW CLO 2018-1 Ltd. 144A 6.56% (Term SOFR USD 3 Month+1.23%), 04/25/31	1,746		1,746,939
TCW CLO 2019-1 AMR Ltd. 144A
7.34% (Term SOFR USD 3 Month+2.01%), 08/16/34	2,575		2,576,597
9.26% (Term SOFR USD 3 Month+3.93%), 08/16/34	3,200		3,209,459
THL Credit Wind River 2019-3 CLO Ltd. 144A 6.67% (Term SOFR USD 3 Month+1.34%), 07/15/31	5,500		5,503,685
	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 97.2% (continued)
TICP CLO VII Ltd. 144A 7.23% (Term SOFR USD 3 Month+1.90%), 04/15/33	$3,700		$3,721,260
Trinitas CLO XIV Ltd. 144A
6.86% (Term SOFR USD 3 Month+1.54%), 01/25/34	6,750		6,756,082
7.72% (Term SOFR USD 3 Month+2.40%), 01/25/34	11,500		11,519,849
Trinitas CLO XVII Ltd. 144A 7.29% (Term SOFR USD 3 Month+1.96%), 10/20/34	1,500		1,502,499
Voya CLO 2016-3 Ltd. 144A 7.03% (Term SOFR USD 3 Month+1.70%), 10/18/31	5,500		5,504,840
Warwick Capital CLO 2 Ltd. 144A 8.03% (Term SOFR USD 3 Month+2.70%), 01/15/37	4,000		4,062,536
Warwick Capital CLO 3 Ltd. 144A 6.97% (Term SOFR USD 3 Month+1.65%), 04/20/37	14,000		14,025,997
			375,910,767
Total Collateralized Loan Obligations (Cost: $372,813,534)			375,910,767
Total Investments: 97.2% (Cost: $372,813,534)			375,910,767
Other assets less liabilities: 2.8%			10,802,495
NET ASSETS: 100.0%			$386,713,262

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $375,910,767, or 97.2% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$375,910,767	$—	$375,910,767

See Notes to Financial Statements

14

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.3%
Capital Goods: 0.5%
IndiaMart InterMesh Ltd. 144A	4,220	$135,509
Commercial & Professional Services: 3.0%
Computer Age Management Services Ltd.	7,063	305,526
L&T Technology Services Ltd. 144A	3,037	178,391
WNS Holdings Ltd. *	5,182	272,055
		755,972
Consumer Durables & Apparel: 2.9%
Dixon Technologies India Ltd.	5,155	739,325
Consumer Services: 7.9%
MakeMyTrip Ltd. *	6,203	521,672
Zomato Ltd. *	624,027	1,497,520
		2,019,192
Diversified Financials: 0.7%
Multi Commodity Exchange of India Ltd.	3,588	168,437
Energy: 8.1%
Reliance Industries Ltd. 144A (GDR)	27,843	2,077,088
Financial Services: 8.1%
Angel One Ltd.	6,755	210,207
ICICI Securities Ltd. 144A	11,619	105,452
IIFL Finance Ltd.	32,267	200,150
Indian Energy Exchange Ltd. 144A	62,738	135,541
Jio Financial Services Ltd. *	282,352	1,209,418
One 97 Communications Ltd. *	48,385	232,462
		2,093,230
Insurance: 3.2%
PB Fintech Ltd. *	48,591	814,027
Media & Entertainment: 3.0%
Info Edge India Ltd.	9,475	770,267
	Number of Shares	Value
Software & Services: 47.5%
Birlasoft Ltd.	21,407	$176,776
Coforge Ltd.	8,331	543,778
Cyient Ltd.	10,032	220,344
HCL Technologies Ltd.	85,003	1,484,050
Infosys Ltd. (ADR)	109,282	2,034,831
KPIT Technologies Ltd.	24,012	469,533
LTIMindtree Ltd. 144A	13,183	849,274
Mphasis Ltd.	10,586	310,994
Oracle Financial Services Software Ltd.	3,362	397,835
Persistent Systems Ltd.	15,263	775,030
Tanla Platforms Ltd.	9,460	106,601
Tata Consultancy Services Ltd.	37,237	1,739,459
Tata Elxsi Ltd.	5,008	419,853
Tata Technologies Ltd.	20,970	256,137
Tech Mahindra Ltd.	66,922	1,144,219
Wipro Ltd. (ADR)	196,752	1,200,187
		12,128,901
Technology Hardware & Equipment: 1.5%
Redington Ltd.	75,210	192,917
Tejas Networks Ltd. 144A *	10,791	182,774
		375,691
Telecommunication Services: 12.6%
Bharti Airtel Ltd.	92,109	1,593,616
Bharti Hexacom Ltd. *	10,769	144,235
HFCL Ltd.	128,433	173,852
Indus Towers Ltd. *	119,958	539,320
Tata Communications Ltd. *	16,778	372,577
Vodafone Idea Ltd. *	1,656,921	354,669
		3,178,269
Transportation: 1.3%
Delhivery Ltd. *	68,827	330,077
Total Common Stocks (Cost: $22,418,777)		25,585,985
Total Investments: 100.3% (Cost: $22,418,777)		25,585,985
Liabilities in excess of other assets: (0.3)%		(84,115)
NET ASSETS: 100.0%		$25,501,870

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,664,029, or 14.4% of net assets.

See Notes to Financial Statements

15

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund's investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$135,509	$—	$135,509
Commercial & Professional Services	272,055	483,917	—	755,972
Consumer Durables & Apparel	—	739,325	—	739,325
Consumer Services	521,672	1,497,520	—	2,019,192
Diversified Financials	—	168,437	—	168,437
Energy	2,077,088	—	—	2,077,088
Financial Services	—	2,093,230	—	2,093,230
Insurance	—	814,027	—	814,027
Media & Entertainment	—	770,267	—	770,267
Software & Services	3,235,018	8,893,883	—	12,128,901
Technology Hardware & Equipment	—	375,691	—	375,691
Telecommunication Services	144,235	3,034,034	—	3,178,269
Transportation	—	330,077	—	330,077
Total Investments	$6,250,068	$19,335,917	$—	$25,585,985

See Notes to Financial Statements

16

VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 101.1%
Automobiles & Components: 9.9%
Bajaj Auto Ltd.	68,536	$7,807,775
Eicher Motors Ltd.	106,795	5,980,308
Pricol Ltd. *	62,081	365,414
Shriram Pistons & Rings Ltd.	18,786	430,140
		14,583,637
Banks: 23.1%
Bank of Baroda	1,387,781	4,574,060
Bank of Maharashtra	691,731	536,260
Canara Bank	2,295,084	3,280,795
CSB Bank Ltd. *	56,464	255,274
ICICI Bank Ltd.	526,072	7,571,965
IndusInd Bank Ltd.	371,094	6,508,265
Karnataka Bank Ltd.	242,177	650,187
Karur Vysya Bank Ltd.	563,073	1,391,131
State Bank of India	730,140	7,417,733
Ujjivan Small Finance Bank Ltd. 144A	402,710	217,099
Union Bank of India Ltd.	1,203,512	1,966,562
		34,369,331
Capital Goods: 10.2%
Action Construction Equipment Ltd.	21,342	379,040
Apar Industries Ltd.	12,669	1,285,951
Cummins India Ltd.	104,434	4,959,002
Data Patterns India Ltd.	18,502	664,019
Elecon Engineering Co. Ltd.	30,692	485,886
Force Motors Ltd.	3,818	409,505
HBL Power Systems Ltd.	88,151	526,869
Ingersoll Rand India Ltd.	5,190	284,690
Jupiter Wagons Ltd.	68,279	562,949
Polycab India Ltd. *	44,120	3,562,837
Sanghvi Movers Ltd.	16,791	213,588
Triveni Turbine Ltd.	83,760	622,665
Voltamp Transformers Ltd.	7,664	1,009,783
		14,966,784
Commercial & Professional Services: 1.2%
BLS International Services Ltd.	89,458	375,382
L&T Technology Services Ltd. 144A	22,193	1,303,596
		1,678,978
Consumer Durables & Apparel: 0.2%
Safari Industries India Ltd.	12,782	312,003
Consumer Services: 0.5%
EIH Ltd.	131,239	674,717
Energy: 7.0%
Coal India Ltd.	1,242,578	7,039,930
Great Eastern Shipping Co. Ltd.	60,536	887,686
Hindustan Oil Exploration Co. Ltd. *	58,881	138,088
Oil India Ltd.	258,125	2,233,777
		10,299,481
Financial Services: 7.1%
Angel One Ltd.	25,005	778,124
CreditAccess Grameen Ltd. *	41,807	662,428
Motilal Oswal Financial Services Ltd.	130,016	956,362
	Number of Shares	Value
Financial Services (continued)
Muthoot Microfin Ltd. *	28,757	$82,534
Nippon Life India Asset Management Ltd. 144A	120,611	931,034
Share India Securities Ltd.	42,895	153,868
Shriram Finance Ltd.	204,555	7,124,881
		10,689,231
Food, Beverage & Tobacco: 5.2%
Godfrey Phillips India Ltd.	9,964	492,461
Varun Beverages Ltd.	371,745	7,250,040
		7,742,501
Health Care Equipment & Services: 0.6%
Narayana Hrudayalaya Ltd.	59,921	864,884
Materials: 6.7%
Andhra Paper Ltd.	6,949	47,239
Archean Chemical Industries Ltd.	32,302	258,700
Fineotex Chemical Ltd.	24,249	111,314
Jindal Saw Ltd.	94,056	611,271
JK Paper Ltd.	59,552	386,292
JTL Industries Ltd.	40,729	108,316
Kingfa Science & Technology India Ltd. *	1,393	35,007
Lloyds Metals & Energy Ltd. *	55,660	488,641
Maharashtra Seamless Ltd.	31,315	245,807
NMDC Ltd.	834,823	2,457,119
PI Industries Ltd.	62,482	2,842,794
Ramkrishna Forgings Ltd.	60,017	639,689
Usha Martin Ltd.	150,240	697,492
Venus Pipes & Tubes Ltd. 144A	5,608	138,001
Welspun Corp. Ltd.	84,831	556,257
West Coast Paper Mills Ltd.	19,910	159,741
		9,783,680
Media & Entertainment: 1.7%
Brightcom Group Ltd. *	1,261,473	141,899
Chennai Super Kings Cricket Ltd. *∞ ø	1,298,085	1,591,871
Sun TV Network Ltd.	63,090	568,618
Tips Industries Ltd.	31,605	154,699
		2,457,087
Pharmaceuticals, Biotechnology & Life Sciences: 7.9%
Caplin Point Laboratories Ltd.	16,314	287,760
Dr. Reddy's Laboratories Ltd.	90,809	6,965,418
Glenmark Life Sciences Ltd.	18,938	197,109
Marksans Pharma Ltd. *	161,573	307,693
Natco Pharma Ltd.	70,864	987,580
Neuland Laboratories Ltd.	5,133	460,740
Zydus Lifesciences Ltd.	193,141	2,487,021
		11,693,321
Software & Services: 19.6%
HCL Technologies Ltd.	353,471	6,171,180
Infosys Ltd. (ADR)	358,089	6,667,617
KPIT Technologies Ltd.	120,017	2,346,826
Oracle Financial Services Software Ltd.	18,466	2,185,136
Persistent Systems Ltd.	83,802	4,255,330

See Notes to Financial Statements

17

VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Software & Services (continued)
Tanla Platforms Ltd.	53,034	$597,618
Tata Consultancy Services Ltd.	142,667	6,664,436
		28,888,143
Technology Hardware & Equipment: 0.2%
Zen Technologies Ltd.	24,985	350,286
Total Common Stocks (Cost: $111,666,567)		149,354,064
Total Investments: 101.1% (Cost: $111,666,567)		149,354,064
Liabilities in excess of other assets: (1.1)%		(1,560,655)
NET ASSETS: 100.0%		$147,793,409

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $1,591,871, or 1.1% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,589,730, or 1.8% of net assets.

Restricted securities held by the Fund as of June 30, 2024 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/2015	1,298,085	$35,108	$1,591,871	1.1%

The summary of inputs used to value the Fund's investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$14,583,637	$—	$14,583,637
Banks	—	34,369,331	—	34,369,331
Capital Goods	—	14,966,784	—	14,966,784
Commercial & Professional Services	—	1,678,978	—	1,678,978
Consumer Durables & Apparel	—	312,003	—	312,003
Consumer Services	—	674,717	—	674,717
Energy	—	10,299,481	—	10,299,481
Financial Services	—	10,689,231	—	10,689,231
Food, Beverage & Tobacco	—	7,742,501	—	7,742,501
Health Care Equipment & Services	—	864,884	—	864,884
Materials	—	9,783,680	—	9,783,680
Media & Entertainment	—	865,216	1,591,871	2,457,087
Pharmaceuticals, Biotechnology & Life Sciences	460,740	11,232,581	—	11,693,321
Software & Services	6,667,617	22,220,526	—	28,888,143
Technology Hardware & Equipment	—	350,286	—	350,286
Total Investments	$7,128,357	$140,633,836	$1,591,871	$149,354,064

See Notes to Financial Statements

18

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2024:

Common Stock
Balance as of December 31, 2023	$1,595,195
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(3,324)
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2024	$1,591,871

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

	Value as of June 30, 2024	Valuation Technique	Unobservable Input Description(1)	Unobservable Input	Impact to Valuation from an Increase in Input(2)
Common Stock
Media & Entertainment	$1,591,871	Market Approach	Revenue Multiple	18.5x – 20.5x	Increase
			Illiquidity Discount	35%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

19

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Banks: 28.1%
Bank Aladin Syariah Tbk PT *	1,692,400	$95,084
Bank Central Asia Tbk PT	3,721,300	2,251,723
Bank Jago Tbk PT *	912,100	133,809
Bank Mandiri Persero Tbk PT	5,083,404	1,901,772
Bank Negara Indonesia Persero Tbk PT	3,546,364	1,006,294
Bank Rakyat Indonesia Persero Tbk PT	7,913,133	2,218,813
		7,607,495
Capital Goods: 6.0%
Astra International Tbk PT	4,440,900	1,207,208
Jardine Cycle & Carriage Ltd. †	21,388	418,674
		1,625,882
Consumer Discretionary Distribution & Retail: 3.6%
Bukalapak.com PT Tbk *	13,457,900	113,932
GoTo Gojek Tokopedia Tbk PT *	226,122,000	687,693
Mitra Adiperkasa Tbk PT	2,003,100	180,304
		981,929
Consumer Staples Distribution & Retail: 3.0%
Sumber Alfaria Trijaya Tbk PT	4,806,300	807,165
Energy: 8.6%
Adaro Energy Indonesia Tbk PT	3,938,600	671,065
AKR Corporindo Tbk PT	1,927,900	190,730
Banpu PCL (NVDR)	2,269,929	303,461
Bukit Asam Tbk PT	964,600	144,322
Bumi Resources Tbk PT *	32,005,500	152,111
Indo Tambangraya Megah Tbk PT	97,400	142,159
Petrindo Jaya Kreasi Tbk PT *	415,300	221,916
United Tractors Tbk PT	376,669	505,043
		2,330,807
Financial Services: 0.4%
BFI Finance Indonesia Tbk PT	2,044,700	117,999
Food, Beverage & Tobacco: 7.3%
Charoen Pokphand Indonesia Tbk PT	1,776,800	550,673
First Pacific Co. Ltd.	449,250	208,520
Golden Agri-Resources Ltd.	1,124,300	223,989
Gudang Garam Tbk PT	113,700	125,568
Indofood CBP Sukses Makmur Tbk PT	545,700	342,887
Indofood Sukses Makmur Tbk PT	1,081,200	401,117
Japfa Comfeed Indonesia Tbk PT *	1,299,500	113,086
		1,965,840
Health Care Equipment & Services: 0.9%
Mitra Keluarga Karyasehat Tbk PT	1,333,197	245,878
Household & Personal Products: 1.0%
Unilever Indonesia Tbk PT	1,409,300	259,388
	Number of Shares	Value
Materials: 21.2%
Amman Mineral Internasional PT *	2,330,700	$1,563,671
Aneka Tambang Tbk	2,071,300	157,737
Avia Avian Tbk PT	3,814,300	119,961
Barito Pacific Tbk PT	6,705,955	404,638
Bumi Resources Minerals Tbk PT *	18,156,700	161,678
Chandra Asri Pacific Tbk PT	2,451,736	1,381,207
Indah Kiat Pulp & Paper Tbk PT	592,800	321,668
Indocement Tunggal Prakarsa Tbk PT	380,800	168,252
Merdeka Battery Materials Tbk PT *	8,244,700	317,201
Merdeka Copper Gold Tbk PT *	3,435,295	497,665
Nickel Industries Ltd.	253,309	134,370
Pabrik Kertas Tjiwi Kimia Tbk PT	306,700	162,949
Semen Indonesia Persero Tbk PT	814,762	185,405
Vale Indonesia Tbk PT *	576,000	148,441
		5,724,843
Media & Entertainment: 0.3%
Elang Mahkota Teknologi Tbk PT	3,926,100	92,891
Pharmaceuticals, Biotechnology & Life Sciences: 1.7%
Kalbe Farma Tbk PT	4,848,400	451,530
Real Estate Management & Development: 1.3%
Bumi Serpong Damai Tbk PT *	1,824,800	106,208
Ciputra Development Tbk PT	2,145,395	148,048
Pakuwon Jati Tbk PT	3,676,600	82,053
		336,309
Telecommunication Services: 8.2%
Indosat Tbk PT	317,700	207,596
Sarana Menara Nusantara Tbk PT	5,150,900	230,881
Telkom Indonesia Persero Tbk PT (ADR) †	87,342	1,633,295
XL Axiata Tbk PT	1,043,975	137,709
		2,209,481
Transportation: 1.0%
Jasa Marga Persero Tbk PT	536,250	163,085
Transcoal Pacific Tbk PT *	246,300	113,473
		276,558
Utilities: 7.6%
Barito Renewables Energy Tbk PT	2,948,900	1,814,362
Perusahaan Gas Negara Tbk PT	2,567,100	241,147
		2,055,509
Total Common Stocks (Cost: $35,687,942)		27,089,504

See Notes to Financial Statements

20

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $28,168)
State Street Navigator Securities Lending Government Money Market Portfolio	28,168	$28,168
Total Investments: 100.3% (Cost: $35,716,110)		27,117,672
Liabilities in excess of other assets: (0.3)%		(74,784)
NET ASSETS: 100.0%		$27,042,888

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $342,055.

The summary of inputs used to value the Fund's investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$95,084	$7,512,411	$—	$7,607,495
Capital Goods	—	1,625,882	—	1,625,882
Consumer Discretionary Distribution & Retail	—	981,929	—	981,929
Consumer Staples Distribution & Retail	807,165	—	—	807,165
Energy	1,370,192	960,615	—	2,330,807
Financial Services	117,999	—	—	117,999
Food, Beverage & Tobacco	1,288,865	676,975	—	1,965,840
Health Care Equipment & Services	245,878	—	—	245,878
Household & Personal Products	—	259,388	—	259,388
Materials	2,129,759	3,595,084	—	5,724,843
Media & Entertainment	—	92,891	—	92,891
Pharmaceuticals, Biotechnology & Life Sciences	451,530	—	—	451,530
Real Estate Management & Development	148,048	188,261	—	336,309
Telecommunication Services	1,978,600	230,881	—	2,209,481
Transportation	163,085	113,473	—	276,558
Utilities	1,814,362	241,147	—	2,055,509
Money Market Fund	28,168	—	—	28,168
Total Investments	$10,638,735	$16,478,937	$—	$27,117,672

See Notes to Financial Statements

21

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 0.6%
Mobileye Global, Inc. * †	15,434	$433,464
Banks: 16.8%
Bank Hapoalim BM	386,658	3,423,871
Bank Leumi Le-Israel BM	422,025	3,449,305
FIBI Holdings Ltd.	6,101	240,339
First International Bank Of Israel Ltd.	17,376	661,667
Israel Discount Bank Ltd.	382,280	1,912,826
Mizrahi Tefahot Bank Ltd.	59,596	2,026,352
		11,714,360
Capital Goods: 3.7%
Ashtrom Group Ltd. *	10,775	122,900
Elbit Systems Ltd. †	9,775	1,726,558
Electra Ltd.	318	106,376
Kornit Digital Ltd. *	13,665	200,056
Shapir Engineering and Industry Ltd. *	33,322	168,891
Shikun & Binui Ltd. *	67,387	125,287
Stratasys Ltd. *	19,446	163,152
		2,613,220
Commercial & Professional Services: 0.8%
Fiverr International Ltd. * †	14,183	332,308
Hilan Ltd.	3,963	205,080
		537,388
Consumer Discretionary Distribution & Retail: 1.7%
Global-e Online Ltd. * †	32,320	1,172,246
Consumer Durables & Apparel: 0.2%
Delta Galil Ltd.	3,982	167,407
Consumer Services: 0.4%
Evoke Plc *	102,496	108,511
Fattal Holdings 1998 Ltd. *	1,469	150,982
		259,493
Consumer Staples Distribution & Retail: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,339	175,814
Shufersal Ltd.	44,468	290,893
		466,707
Energy: 1.6%
Delek Group Ltd.	3,687	389,520
Energean Plc	29,906	372,749
Oil Refineries Ltd.	940,106	217,421
Paz Oil Co. Ltd.	1,731	157,081
		1,136,771
Financial Services: 2.1%
Isracard Ltd.	74,467	248,996
Payoneer Global, Inc. *	82,903	459,283
Plus500 Ltd.	21,000	603,728
Tel Aviv Stock Exchange Ltd.	24,621	176,462
		1,488,469
Food, Beverage & Tobacco: 0.3%
Strauss Group Ltd.	14,047	207,929
	Number of Shares	Value
Health Care Equipment & Services: 1.8%
Inmode Ltd. * †	30,794	$561,682
Nano-X Imaging Ltd. * †	22,293	163,631
Novocure Ltd. *	23,868	408,859
OPKO Health, Inc. * †	105,716	132,145
		1,266,317
Insurance: 2.6%
Clal Insurance Enterprises Holdings Ltd. *	23,235	329,146
Harel Insurance Investments & Financial Services Ltd.	37,052	297,196
Lemonade, Inc. * †	17,774	293,271
Menora Mivtachim Holdings Ltd.	7,982	191,753
Migdal Insurance & Financial Holdings Ltd.	128,779	143,699
Phoenix Holdings Ltd.	63,670	580,510
		1,835,575
Materials: 1.7%
ICL Group Ltd. †	203,153	869,495
Israel Corp. Ltd.	1,444	322,132
		1,191,627
Media & Entertainment: 0.8%
Perion Network Ltd. *	16,540	138,109
Playtika Holding Corp.	21,050	165,664
Taboola.com Ltd. *	71,035	244,360
		548,133
Pharmaceuticals, Biotechnology & Life Sciences: 9.5%
Teva Pharmaceutical Industries Ltd. (ADR) *	408,535	6,638,694
Real Estate Management & Development: 3.7%
Airport City Ltd. *	14,992	211,320
Alony Hetz Properties & Investments Ltd.	38,754	259,318
Amot Investments Ltd.	54,831	221,445
Azrieli Group Ltd.	14,289	837,054
Big Shopping Centers Ltd. *	4,161	400,082
Melisron Ltd.	6,581	434,325
Mivne Real Estate KD Ltd.	99,711	233,471
		2,597,015
Semiconductors & Semiconductor Equipment: 6.7%
Camtek Ltd. †	9,413	1,178,884
CEVA, Inc. * †	5,557	107,195
Nova Ltd. * †	6,956	1,631,391
SolarEdge Technologies, Inc. * †	17,398	439,473
Tower Semiconductor Ltd. *	33,158	1,303,441
		4,660,384
Software & Services: 38.3%
Amdocs Ltd.	35,898	2,833,070
Check Point Software Technologies Ltd. *	33,900	5,593,500
CyberArk Software Ltd. *	16,574	4,531,663
Formula Systems 1985 Ltd.	1,883	132,129
JFrog Ltd. *	36,652	1,376,283
Matrix IT Ltd.	9,252	167,617

See Notes to Financial Statements

22

	Number of Shares	Value
Software & Services (continued)
Monday.com Ltd. *	13,039	$3,139,270
Nice Ltd. (ADR) * †	21,429	3,685,145
One Software Technologies Ltd.	8,854	107,406
Radware Ltd. *	9,164	167,151
Sapiens International Corp. NV	12,396	420,596
SentinelOne, Inc. *	94,526	1,989,772
Wix.com Ltd. *	16,578	2,637,063
		26,780,665
Technology Hardware & Equipment: 0.7%
Nano Dimension Ltd. (ADR) * †	76,198	167,636
Next Vision Stabilized Systems Ltd.	23,522	336,483
		504,119
Telecommunication Services: 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	598,737	673,090
Transportation: 1.2%
ZIM Integrated Shipping Services Ltd.	37,488	831,109
	Number of Shares	Value
Utilities: 3.0%
Energix-Renewable Energies Ltd.	78,742	$295,197
Enlight Renewable Energy Ltd. *	27,159	430,442
Kenon Holdings Ltd.	6,841	170,869
OPC Energy Ltd. *	26,268	184,482
Ormat Technologies, Inc.	14,263	1,022,657
		2,103,647
Total Common Stocks (Cost: $59,624,357)		69,827,829

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0% (Cost: $1,400,122)
State Street Navigator Securities Lending Government Money Market Portfolio	1,400,122	1,400,122
Total Investments: 101.9% (Cost: $61,024,479)		71,227,951
Liabilities in excess of other assets: (1.9)%		(1,313,280)
NET ASSETS: 100.0%		$69,914,671

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $8,830,294.
*	Non-income producing

See Notes to Financial Statements

23

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$433,464	$—	$—	$433,464
Banks	—	11,714,360	—	11,714,360
Capital Goods	2,215,053	398,167	—	2,613,220
Commercial & Professional Services	332,308	205,080	—	537,388
Consumer Discretionary Distribution & Retail	1,172,246	—	—	1,172,246
Consumer Durables & Apparel	—	167,407	—	167,407
Consumer Services	108,511	150,982	—	259,493
Consumer Staples Distribution & Retail	—	466,707	—	466,707
Energy	372,749	764,022	—	1,136,771
Financial Services	635,745	852,724	—	1,488,469
Food, Beverage & Tobacco	—	207,929	—	207,929
Health Care Equipment & Services	1,266,317	—	—	1,266,317
Insurance	485,024	1,350,551	—	1,835,575
Materials	869,495	322,132	—	1,191,627
Media & Entertainment	548,133	—	—	548,133
Pharmaceuticals, Biotechnology & Life Sciences	6,638,694	—	—	6,638,694
Real Estate Management & Development	—	2,597,015	—	2,597,015
Semiconductors & Semiconductor Equipment	4,660,384	—	—	4,660,384
Software & Services	26,373,513	407,152	—	26,780,665
Technology Hardware & Equipment	504,119	—	—	504,119
Telecommunication Services	—	673,090	—	673,090
Transportation	831,109	—	—	831,109
Utilities	1,022,657	1,080,990	—	2,103,647
Money Market Fund	1,400,122	—	—	1,400,122
Total Investments	$49,869,643	$21,358,308	$—	$71,227,951

See Notes to Financial Statements

24

VANECK OFFICE AND COMMERCIAL REIT ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.1%
Equity Real Estate Investment Trusts (REITs): 99.1%
American Assets Trust, Inc.	893	$19,985
Boston Properties, Inc.	1,758	108,222
Brandywine Realty Trust	4,072	18,243
COPT Defense Properties	2,756	68,983
Cousins Properties, Inc.	2,894	66,996
Douglas Emmett, Inc.	3,411	45,400
Easterly Government Properties, Inc.	2,519	31,160
Empire State Realty Trust, Inc.	3,209	30,100
Equity Commonwealth *	2,471	47,937
Highwoods Properties, Inc.	1,867	49,046
Hudson Pacific Properties, Inc.	3,394	16,325
JBG SMITH Properties	1,311	19,967
Kilroy Realty Corp.	2,735	85,250
	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	834	$16,230
Net Lease Office Properties *	386	9,503
Paramount Group, Inc.	5,492	25,428
Piedmont Office Realty Trust, Inc.	3,333	24,164
Prologis, Inc.	374	42,004
Realty Income Corp.	800	42,256
Regency Centers Corp.	237	14,741
Rexford Industrial Realty, Inc.	274	12,218
Simon Property Group, Inc.	275	41,745
SL Green Realty Corp.	1,483	83,997
Vornado Realty Trust	4,217	110,866
WP Carey, Inc.	757	41,673
Total Common Stocks (Cost: $1,032,447)		1,072,439
Total Investments: 99.1% (Cost: $1,032,447)		1,072,439
Other assets less liabilities: 0.9%		9,815
NET ASSETS: 100.0%		$1,082,254

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,072,439	$—	$—	$1,072,439

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

25

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.3%
Banks: 10.2%
Bank for Foreign Trade of Vietnam JSC *	8,973,205	$29,994,508
Saigon - Hanoi Commercial Joint Stock Bank *	25,090,856	11,226,884
Vietnam Export Import Commercial JSB *	11,926,540	8,838,083
		50,059,475
Capital Goods: 9.3%
Development Investment Construction JSC *	6,808,686	7,077,480
Gelex Group JSC *	8,858,364	7,659,242
Ha Do Group JSC	2,730,860	3,014,803
Hoang Huy Investment Financial Services JSC	7,799,320	5,801,511
IDICO Corp. JSC	2,177,110	5,106,009
Tasco JSC *	10,870,300	7,250,132
Vietnam Construction and Import-Export JSC *	5,771,733	4,124,558
Viettel Construction JSC	986,800	5,448,846
		45,482,581
Energy: 2.1%
PetroVietnam Drilling & Well Services JSC *	4,513,488	5,097,447
PetroVietnam Technical Services Corp.	3,395,800	5,416,204
		10,513,651
Financial Services: 16.1%
EVN Finance JSC *	8,577,300	4,810,245
FPT Securities JSC	3,811,040	6,041,288
Sai Gon-Ha Noi Securities JSC *	8,046,850	5,310,826
SSI Securities Corp. *	19,934,308	26,493,775
Vietcap Securities JSC *	7,326,650	13,217,499
VIX Securities JSC *	15,797,317	10,133,591
VNDirect Securities Corp. *	20,552,529	12,903,214
		78,910,438
Food, Beverage & Tobacco: 18.8%
HAGL JSC *	12,341,900	5,850,156
Hoang Anh Gia Lai International Agriculture JSC *	13,501,500	2,572,472
KIDO Group Corp.	2,647,236	5,719,819
Masan Group Corp. *	7,987,276	23,378,512
Saigon Beer Alcohol Beverage Corp.	3,254,300	7,660,204
Thanh Thanh Cong - Bien Hoa JSC *	7,515,699	3,479,388
Vietnam Dairy Products JSC	13,859,341	35,630,963
Vinh Hoan Corp.	2,904,560	7,976,667
		92,268,181
	Number of Shares	Value
Insurance: 0.9%
Bao Viet Holdings	2,448,596	$4,419,507
Materials: 12.2%
Duc Giang Chemicals JSC	2,890,932	13,874,395
Hoa Phat Group JSC *	29,130,116	32,309,827
Hoa Sen Group	4,688,901	4,387,685
PetroVietNam Ca Mau Fertilizer JSC	3,223,900	4,548,697
Petrovietnam Fertilizer & Chemicals JSC	3,376,100	4,776,069
		59,896,673
Real Estate Management & Development: 26.9%
CEO Group JSC *	5,746,100	3,724,638
Dat Xanh Group JSC *	5,486,066	3,437,116
Khang Dien House Trading and Investment JSC *	2,028,124	2,935,281
Kinh Bac City Development Holding Corp. *	5,453,600	6,190,091
Novaland Investment Group Corp. *	22,266,658	11,596,938
Phat Dat Real Estate Development Corp. *	7,754,236	7,194,718
Van Phu - Invest Investment JSC *	2,885,960	6,609,761
Vincom Retail JSC *	12,684,622	10,169,733
Vingroup JSC *	24,508,849	39,607,287
Vinhomes JSC 144A *	27,564,467	40,682,498
		132,148,061
Transportation: 1.4%
Vietjet Aviation JSC *	1,786,540	7,112,481
Utilities: 1.4%
PetroVietnam Power Corp. *	11,884,410	6,954,761
Total Common Stocks (Cost: $432,367,994)		487,765,809

RIGHTS: 0.2% (Cost: $0)
Financial Services: 0.2%
VNDirect Securities Corp., VND 10,000, exp. 07/03/24*	4,940,996	1,174,348

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
DCVFMVN Diamond ETF	62,610	79,055

Total Investments: 99.5% (Cost: $432,410,152)		489,019,212
Other assets less liabilities: 0.5%		2,302,237
NET ASSETS: 100.0%		$491,321,449

See Notes to Financial Statements

26

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $40,682,498, or 8.3% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$50,059,475	$—	$50,059,475
Capital Goods	5,106,009	40,376,572	—	45,482,581
Energy	5,416,204	5,097,447	—	10,513,651
Financial Services	5,310,826	73,599,612	—	78,910,438
Food, Beverage & Tobacco	8,292,291	83,975,890	—	92,268,181
Insurance	—	4,419,507	—	4,419,507
Materials	—	59,896,673	—	59,896,673
Real Estate Management & Development	10,334,399	121,813,662	—	132,148,061
Transportation	—	7,112,481	—	7,112,481
Utilities	—	6,954,761	—	6,954,761
Rights *	—	1,174,348	—	1,174,348
Exchange Traded Fund	—	79,055	—	79,055
Total Investments	$34,459,729	$454,559,483	$—	$489,019,212

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	ChiNext ETF	CLO ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$45,482,474	$19,970,642	$13,937,959	$375,910,767
Short-term investments held as collateral for securities loaned (3)	586,735	183,105	—	—
Cash	1,206	—	55,271	27,650,132
Cash denominated in foreign currency, at value (4)	594	7,807	10,651	—
Receivables:
Due from Adviser	—	1,542	12,733	—
Dividends and interest	309,537	147,789	—	5,325,712
Prepaid expenses	34	23	7	—
Total assets	46,380,580	20,310,908	14,016,621	408,886,611
Liabilities:
Payables:
Investment securities purchased	—	—	—	22,050,000
Collateral for securities loaned	586,735	183,105	—	—
Line of credit	89,815	—	—	—
Due to Adviser	13,791	—	—	123,349
Due to custodian	—	21,046	—	—
Deferred Trustee fees	16,097	41,965	1,569	—
Accrued expenses	124,654	70,948	57,033	—
Total liabilities	831,092	317,064	58,602	22,173,349
NET ASSETS	$45,549,488	$19,993,844	$13,958,019	$386,713,262
Shares outstanding	2,900,000	1,450,000	650,000	7,300,001
Net asset value, redemption and offering price per share	$15.71	$13.79	$21.47	$52.97
Net Assets consist of:
Aggregate paid in capital	$117,586,720	$188,861,963	$22,465,984	$379,713,416
Total distributable earnings (loss)	(72,037,232)	(168,868,119)	(8,507,965)	6,999,846
NET ASSETS	$45,549,488	$19,993,844	$13,958,019	$386,713,262
(1) Value of securities on loan	$5,635,766	$1,899,294	$—	$—
(2) Cost of investments - Unaffiliated issuers	$39,759,278	$20,229,467	$16,303,460	$372,813,534
(3) Cost of short-term investments held as collateral for securities loaned	$586,735	$183,105	$—	$—
(4) Cost of cash denominated in foreign currency	$1,693	$7,913	$10,673	$—

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	Digital India ETF	India Growth Leaders ETF(a)	Indonesia Index ETF	Israel ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$25,585,985	$149,354,064	$27,089,504	$69,827,829
Short-term investments held as collateral for securities loaned (3)	—	—	28,168	1,400,122
Cash	167,945	94,951	35,463	—
Cash denominated in foreign currency, at value (4)	3,925	91,232	19,960	20
Receivables:
Investment securities sold	—	—	—	144,996
Due from Adviser	—	—	2,288	—
Dividends and interest	43,364	417,068	19,172	52,630
Prepaid expenses	—	36	19	44
Total assets	25,801,219	149,957,351	27,194,574	71,425,641
Liabilities:
Payables:
Investment securities purchased	—	—	5,756	—
Collateral for securities loaned	—	—	28,168	1,400,122
Line of credit	—	120,962	—	—
Due to Adviser	14,034	59,115	—	18,272
Due to custodian	—	—	—	36,184
Deferred Trustee fees	—	18,216	35,618	5,759
Accrued expenses	447	110,183	82,144	50,633
Accrued foreign taxes	284,868	1,855,466	—	—
Total liabilities	299,349	2,163,942	151,686	1,510,970
NET ASSETS	$25,501,870	$147,793,409	$27,042,888	$69,914,671
Shares outstanding	625,000	2,924,967	1,700,000	1,950,000
Net asset value, redemption and offering price per share	$40.80	$50.53	$15.91	$35.85
Net Assets consist of:
Aggregate paid in capital	$23,053,680	$189,621,875	$159,645,307	$72,710,287
Total distributable earnings (loss)	2,448,190	(41,828,466)	(132,602,419)	(2,795,616)
NET ASSETS	$25,501,870	$147,793,409	$27,042,888	$69,914,671
(1) Value of securities on loan	$—	$—	$342,055	$8,830,294
(2) Cost of investments - Unaffiliated issuers	$22,418,777	$111,666,567	$35,687,942	$59,624,357
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$28,168	$1,400,122
(4) Cost of cash denominated in foreign currency	$3,922	$91,223	$19,960	$20

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	Office and Commercial REIT ETF	Vietnam ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$1,072,439	$489,019,212
Cash	3,727	1,156,472
Cash denominated in foreign currency, at value (2)	—	1,425,367
Receivables:
Dividends and interest	6,523	302,109
Prepaid expenses	—	387
Total assets	1,082,689	491,903,547
Liabilities:
Payables:
Due to Adviser	435	210,442
Deferred Trustee fees	—	65,444
Accrued expenses	—	306,212
Total liabilities	435	582,098
NET ASSETS	$1,082,254	$491,321,449
Shares outstanding	30,000	40,300,000
Net asset value, redemption and offering price per share	$36.08	$12.19
Net Assets consist of:
Aggregate paid in capital	$1,031,422	$837,338,112
Total distributable earnings (loss)	50,832	(346,016,663)
NET ASSETS	$1,082,254	$491,321,449
(1) Cost of investments - Unaffiliated issuers	$1,032,447	$432,410,152
(2) Cost of cash denominated in foreign currency	$—	$1,424,962

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	ChiNext ETF	CLO ETF
Income:
Dividends	$870,299	$405,291	$167,380	$—
Interest	1,631	308	2,295	11,030,377
Securities lending income	13,341	2,665	—	—
Foreign taxes withheld	(103,251)	(19,072)	(16,754)	—
Total income	782,020	389,192	152,921	11,030,377
Expenses:
Management fees	102,401	63,459	37,418	592,418
Professional fees	25,665	26,657	30,369	—
Custody and accounting fees	37,785	27,249	44,666	—
Reports to shareholders	9,696	5,067	6,349	—
Trustees’ fees and expenses	547	376	225	—
Registration fees	3,287	3,287	2,226	—
Insurance	814	758	735	—
Interest	40,385	681	415	923
Taxes	—	—	—	4,742
Other	2,697	569	1,764	—
Total expenses	223,277	128,103	124,167	598,083
Expenses assumed by the Adviser	(23,147)	(52,541)	(75,421)	—
Net expenses	200,130	75,562	48,746	598,083
Net investment income	581,890	313,630	104,175	10,432,294

Net realized gain (loss) on:
Investments	58,600	(1,315,250)	(376,642)	1,200,007
In-kind redemptions	618,863	158,382	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(3,437,998)	(16,006)	(1,111)	—
Net realized gain (loss)	(2,760,535)	(1,172,874)	(377,753)	1,200,007

Net change in unrealized appreciation (depreciation) on:
Investments	3,553,077	(5,447,104)	(1,891,478)	758,310
Foreign currency translations and foreign denominated assets and liabilities	2,722,284	(12,371)	(1,283)	—
Net change in unrealized appreciation (depreciation)	6,275,361	(5,459,475)	(1,892,761)	758,310
Net increase (decrease) in net assets resulting from operations	$4,096,716	$(6,318,719)	$(2,166,339)	$12,390,611

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	Digital India ETF	India Growth Leaders ETF(a)	Indonesia Index ETF	Israel ETF
Income:
Dividends	$114,134	$1,181,988	$868,815	$699,070
Interest	1,370	33,292	1,008	1,276
Securities lending income	—	—	514	52,022
Foreign taxes withheld	(20,198)	(233,778)	(132,420)	(147,559)
Total income	95,306	981,502	737,917	604,809
Expenses:
Management fees	65,317	318,598	68,647	160,199
Professional fees	—	30,624	24,850	26,873
Custody and accounting fees	—	54,945	32,613	31,343
Reports to shareholders	—	5,780	4,907	5,184
Trustees’ fees and expenses	—	7,400	378	721
Registration fees	—	3,287	3,287	3,287
Insurance	—	1,813	772	1,836
Interest	7,377	49,388	923	227
Other	—	11,204	108	2,082
Total expenses	72,694	483,039	136,485	231,752
Expenses assumed by the Adviser	—	—	(57,304)	(42,491)
Net expenses	72,694	483,039	79,181	189,261
Net investment income	22,612	498,463	658,736	415,548

Net realized gain (loss) on:
Investments (1)	(248,949)	3,312,227	(976,024)	(1,325,480)
Foreign currency transactions and foreign denominated assets and liabilities	(23,437)	(257,833)	(10,783)	(4,873)
Net realized gain (loss)	(272,386)	3,054,394	(986,807)	(1,330,353)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	2,325,165	13,893,306	(1,601,911)	2,476,205
Foreign currency translations and foreign denominated assets and liabilities	351	(87)	(30)	(123)
Net change in unrealized appreciation (depreciation)	2,325,516	13,893,219	(1,601,941)	2,476,082
Net increase (decrease) in net assets resulting from operations	$2,075,742	$17,446,076	$(1,930,012)	$1,561,277
(1) Net of foreign taxes	$(97,573)	$—	$—	$—
(2) Net of foreign taxes	$(205,627)	$(1,470,296)	$—	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	Office and Commercial REIT ETF	Vietnam ETF
Income:
Dividends	$17,230	$2,020,878
Interest	21	6,928
Total income	17,251	2,027,806
Expenses:
Management fees	2,704	1,308,383
Professional fees	—	35,719
Custody and accounting fees	—	223,011
Reports to shareholders	—	33,365
Trustees’ fees and expenses	—	7,132
Registration fees	—	2,047
Insurance	—	4,731
Interest	—	118,101
Other	—	2,587
Total expenses	2,704	1,735,076
Net investment income	14,547	292,730

Net realized gain (loss) on:
Investments	(20,933)	50,364
In-kind redemptions	22,417	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(251,366)
Net realized gain (loss)	1,484	(201,002)

Net change in unrealized appreciation (depreciation) on:
Investments	(88,206)	(30,274,154)
Foreign currency translations and foreign denominated assets and liabilities	—	(4,645)
Net change in unrealized appreciation (depreciation)	(88,206)	(30,278,799)
Net decrease in net assets resulting from operations	$(72,175)	$(30,187,071)

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$581,890	$1,058,402	$313,630	$855,131
Net realized loss	(2,760,535)	(3,979,130)	(1,172,874)	(5,089,381)
Net change in unrealized appreciation (depreciation)	6,275,361	(1,216,928)	(5,459,475)	13,203,157
Net increase (decrease) in net assets resulting from operations	4,096,716	(4,137,656)	(6,318,719)	8,968,907
Distributions to shareholders from:
Distributable earnings	—	(925,120)	—	(1,500,080)

Share transactions*:
Proceeds from sale of shares	2,355,508	3,822,667	—	661,038
Cost of shares redeemed	(2,684,857)	(2,837,820)	(3,732,846)	(3,309,211)
Net increase (decrease) in net assets resulting from share transactions	(329,349)	984,847	(3,732,846)	(2,648,173)
Total increase (decrease) in net assets	3,767,367	(4,077,929)	(10,051,565)	4,820,654
Net Assets, beginning of period	41,782,121	45,860,050	30,045,409	25,224,755
Net Assets, end of period	$45,549,488	$41,782,121	$19,993,844	$30,045,409
*Shares of Common Stock Issued (no par value)
Shares sold	150,000	250,000	—	50,000
Shares redeemed	(200,000)	(200,000)	(250,000)	(200,000)
Net increase (decrease)	(50,000)	50,000	(250,000)	(150,000)

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	ChiNext ETF		CLO ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$104,175	$71,115	$10,432,294	$7,109,770
Net realized gain (loss)	(377,753)	(1,985,489)	1,200,007	229,751
Net change in unrealized appreciation (depreciation)	(1,892,761)	(3,211,870)	758,310	2,076,833
Net increase (decrease) in net assets resulting from operations	(2,166,339)	(5,126,244)	12,390,611	9,416,354
Distributions to shareholders from:
Distributable earnings	—	—	(8,177,590)	(6,825,240)

Share transactions*:
Proceeds from sale of shares	—	7,981,519	163,311,840	222,706,530
Cost of shares redeemed	(1,101,298)	(5,954,336)	(15,684,333)	(15,667,179)
Net increase (decrease) in net assets resulting from share transactions	(1,101,298)	2,027,183	147,627,507	207,039,351
Total increase (decrease) in net assets	(3,267,636)	(3,099,061)	151,840,528	209,630,465
Net Assets, beginning of period	17,225,655	20,324,716	234,872,734	25,242,269
Net Assets, end of period	$13,958,019	$17,225,655	$386,713,262	$234,872,734
*Shares of Common Stock Issued (no par value)
Shares sold	—	250,000	3,100,000	4,300,000
Shares redeemed	(50,000)	(200,000)	(300,000)	(300,000)
Net increase (decrease)	(50,000)	50,000	2,800,000	4,000,000

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital India ETF		India Growth Leaders ETF(a)
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$22,612	$7,387	$498,463	$539,721
Net realized gain (loss)	(272,386)	(111,388)	3,054,394	1,215,642
Net change in unrealized appreciation (depreciation)	2,325,516	914,449	13,893,219	18,079,558
Net increase in net assets resulting from operations	2,075,742	810,448	17,446,076	19,834,921
Distributions to shareholders from:
Distributable earnings	—	(12,151)	—	(899,924)
Return of capital	—	(1,094)	—	—
Total distributions	—	(13,245)	—	(899,924)

Share transactions*:
Proceeds from sale of shares	14,415,957	6,823,351	35,148,391	26,523,384
Cost of shares redeemed	—	—	—	(1,630,348)
Net increase in net assets resulting from share transactions	14,415,957	6,823,351	35,148,391	24,893,036
Total increase in net assets	16,491,699	7,620,554	52,594,467	43,828,033
Net Assets, beginning of period	9,010,171	1,389,617	95,198,942	51,370,909
Net Assets, end of period	$25,501,870	$9,010,171	$147,793,409	$95,198,942
*Shares of Common Stock Issued (no par value)
Shares sold	375,000	200,000	750,000	650,000
Shares redeemed	—	—	—	(50,000)
Net increase	375,000	200,000	750,000	600,000

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Indonesia Index ETF		Israel ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$658,736	$1,101,361	$415,548	$729,076
Net realized loss	(986,807)	(3,835,409)	(1,330,353)	(110,763)
Net change in unrealized appreciation (depreciation)	(1,601,941)	3,242,347	2,476,082	(800,503)
Net increase (decrease) in net assets resulting from operations	(1,930,012)	508,299	1,561,277	(182,190)
Distributions to shareholders from:
Distributable earnings	—	(1,049,920)	—	(1,110,023)

Share transactions*:
Proceeds from sale of shares	—	10,037,236	8,900,021	4,523,437
Cost of shares redeemed	—	(13,460,281)	—	(2,698,980)
Net increase (decrease) in net assets resulting from share transactions	—	(3,423,045)	8,900,021	1,824,457
Total increase (decrease) in net assets	(1,930,012)	(3,964,666)	10,461,298	532,244
Net Assets, beginning of period	28,972,900	32,937,566	59,453,373	58,921,129
Net Assets, end of period	$27,042,888	$28,972,900	$69,914,671	$59,453,373
*Shares of Common Stock Issued (no par value)
Shares sold	—	550,000	250,000	125,000
Shares redeemed	—	(750,000)	—	(75,000)
Net increase (decrease)	—	(200,000)	250,000	50,000

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Office and Commercial REIT ETF		Vietnam ETF
	Period Ended June 30, 2024 (unaudited)	Period Ended December 31, 2023(a)	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$14,547	$13,978	$292,730	$3,228,295
Net realized gain (loss)	1,484	44,198	(201,002)	(29,830,805)
Net change in unrealized appreciation (depreciation)	(88,206)	128,197	(30,278,799)	96,024,768
Net increase (decrease) in net assets resulting from operations	(72,175)	186,373	(30,187,071)	69,422,258
Distributions to shareholders from:
Distributable earnings	(9,207)	(20,001)	—	(27,453,275)

Share transactions*:
Proceeds from sale of shares	364,801	1,390,933	1,296,496	124,377,897
Cost of shares redeemed	(358,738)	(399,732)	(7,046,125)	(52,158,268)
Net increase (decrease) in net assets resulting from share transactions	6,063	991,201	(5,749,629)	72,219,629
Total increase (decrease) in net assets	(75,319)	1,157,573	(35,936,700)	114,188,612
Net Assets, beginning of period	1,157,573	—	527,258,149	413,069,537
Net Assets, end of period	$1,082,254	$1,157,573	$491,321,449	$527,258,149
*Shares of Common Stock Issued (no par value)
Shares sold	10,000	40,000	100,000	9,800,000
Shares redeemed	(10,000)	(10,000)	(550,000)	(4,200,000)
Net increase (decrease)	—	30,000	(450,000)	5,600,000

(a)	For the period September 20, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$14.16		$15.81	$20.06	$20.17	$20.50	$20.08
Net investment income (a)	0.21		0.35	0.60	0.53	0.52	1.09
Net realized and unrealized gain (loss) on investments	1.34		(1.69)	(4.27)	0.20 (b)	(0.05)	0.62
Total from investment operations	1.55		(1.34)	(3.67)	0.73	0.47	1.71
Distributions from:
Net investment income	—		(0.31)	(0.58)	(0.84)	(0.80)	(1.29)
Net asset value, end of period	$15.71		$14.16	$15.81	$20.06	$20.17	$20.50
Total return (c)	10.89%		(8.45)%	(18.34)%	3.69%	2.29%	8.52%

Ratios to average net assets
Gross expenses	1.09	%(d)	1.47%	0.98%	0.77%	0.92%	0.90%
Net expenses	0.98	%(d)	1.31%	0.98%	0.77%	0.79%	0.79%
Net expenses excluding interest and taxes	0.78	%(d)	0.78%	0.75%	0.77%	0.78%	0.78%
Net investment income	2.84	%(d)	2.33%	3.29%	2.50%	3.00%	5.13%
Supplemental data
Net assets, end of period (in millions)	$46		$42	$46	$59	$52	$50
Portfolio turnover rate (e)	20%		34%	33%	37%	37%	46%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Brazil Small-Cap ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022		2021		2020	2019

Net asset value, beginning of period	$17.67		$13.64	$16.35		$21.44		$27.50	$20.09
Net investment income (a)	0.19		0.46	0.44		0.48		0.33	0.58
Net realized and unrealized gain (loss) on investments	(4.07)		4.45	(2.59)		(5.08)		(6.04)	7.42
Payment from Adviser	—		—	—		—		—	0.11	(b)
Total from investment operations	(3.88)		4.91	(2.15)		(4.60)		(5.71)	8.11
Distributions from:
Net investment income	—		(0.88)	(0.56)		(0.49)		(0.35)	(0.70)
Return of capital	—		—	—	(c)	—		—	—
Total distributions	—		(0.88)	(0.56)		(0.49)		(0.35)	(0.70)
Net asset value, end of period	$13.79		$17.67	$13.64		$16.35		$21.44	$27.50
Total return (d)	(21.98)%		36.14%	(13.30)%		(21.38)%		(20.75)%	40.81	%(b)

Ratios to average net assets
Gross expenses	1.01	%(e)	1.07%	0.83	%(f)	0.84	%(f)	0.84%	0.73%
Net expenses	0.60	%(e)	0.68%	0.59	%(f)	0.59	%(f)	0.60%	0.63%
Net expenses excluding interest and taxes	0.59	%(e)	0.59%	0.59	%(f)	0.59	%(f)	0.59%	0.59%
Net investment income	2.47	%(e)	2.93%	2.71	%(f)	2.32	%(f)	1.73%	2.52%
Supplemental data
Net assets, end of period (in millions)	$20		$30	$25		$32		$55	$98
Portfolio turnover rate (g)	12%		43%	42%		56%		31%	38%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2019, 0.55% of total return, representing $0.11 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChiNext ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021		2020		2019

Net asset value, beginning of period	$24.61		$31.27	$48.47	$48.95		$29.81		$20.97
Net investment income (loss) (a)	0.16		0.10	(0.08)	(0.06)		0.03		0.10
Net realized and unrealized gain (loss) on investments	(3.30)		(6.76)	(17.12)	4.03		19.09		8.88
Payment from Adviser	—		—	—	0.02	(b)	0.02	(c)	—
Total from investment operations	(3.14)		(6.66)	(17.20)	3.99		19.14		8.98
Distributions from:
Net investment income	—		—	—	—		—	(d)	(0.14)
Net realized capital gains	—		—	—	(3.74)		—		—
Return of capital	—		—	—	(0.73)		—		—
Total distributions	—		—	—	(4.47)		—		(0.14)
Net asset value, end of period	$21.47		$24.61	$31.27	$48.47		$48.95		$29.81
Total return (e)	(12.73)%		(21.31)%	(35.49)%	8.21	%(b)	64.23	%(c)	42.80%

Ratios to average net assets
Gross expenses	1.66	%(f)	1.89%	1.25%	0.89%		1.15%		1.08%
Net expenses	0.65	%(f)	0.65%	0.65%	0.65%		0.65%		0.65%
Net investment income (loss)	1.39	%(f)	0.34%	(0.22)%	(0.12)%		0.07%		0.39%
Supplemental data
Net assets, end of period (in millions)	$14		$17	$20	$41		$49		$30
Portfolio turnover rate (g)	5%		123%	10%	59%		96%		43%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2021, 0.04% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(c)	For the year ended December 31, 2020, 0.07% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Amount represents less than $0.005 per share.
(e)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(f)	Annualized
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CLO ETF

	Period Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022 (a)

Net asset value, beginning of period	$52.19		$50.48	$50.00
Net investment income (b)	1.85		3.32	1.18
Net realized and unrealized gain on investments	0.39		1.32	0.43
Total from investment operations	2.24		4.64	1.61
Distributions from:
Net investment income	(1.46)		(2.93)	(1.13)
Net asset value, end of period	$52.97		$52.19	$50.48
Total return (c)	4.33%		9.40%	3.26%

Ratios to average net assets
Expenses	0.40	%(d)	0.40%	0.40	%(d)
Net investment income	7.04	%(d)	6.38%	4.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$387		$235	$25
Portfolio turnover rate (e)	53%		59%	15%

(a)	For the period June 22, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital India ETF

	Period Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022 (a)

Net asset value, beginning of period	$36.04		$27.79	$36.25
Net investment income (b)	0.05		0.09	0.14
Net realized and unrealized gain (loss) on investments	4.71		8.25	(8.33)
Total from investment operations	4.76		8.34	(8.19)
Distributions from:
Net investment income	—		(0.08)	(0.27)
Return of capital	—		(0.01)	—
Total distributions	—		(0.09)	(0.27)
Net asset value, end of period	$40.80		$36.04	$27.79
Total return (c)	13.21%		30.00%	(22.56)%

Ratios to average net assets
Expenses	0.78	%(d)	0.77%	0.76	%(d)
Expenses excluding interest and taxes	0.70	%(d)	0.71%	0.75	%(d)
Net investment income	0.24	%(d)	0.27%	0.53	%(d)
Supplemental data
Net assets, end of period (in millions)	$26		$9	$1
Portfolio turnover rate (e)	17%		22%	22%

(a)	For the period February 16, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	India Growth Leaders ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$43.77		$32.62	$42.93	$32.94	$32.76	$42.36
Net investment income (b)	0.18		0.33	0.59	0.08	0.15	0.50
Net realized and unrealized gain (loss) on investments	6.58		11.24	(10.34)	9.91	0.11 (c)	(9.68)
Total from investment operations	6.76		11.57	(9.75)	9.99	0.26	(9.18)
Distributions from:
Net investment income	—		(0.42)	(0.56)	—	(0.08)	(0.42)
Net asset value, end of period	$50.53		$43.77	$32.62	$42.93	$32.94	$32.76
Total return (d)	15.45%		35.48%	(22.67)%	30.30%	0.80%	(21.65)%

Ratios to average net assets
Gross expenses	0.76	%(e)	1.09%	0.80%	1.00%	1.24%	0.86%
Net expenses	0.76	%(e)	0.87%	0.80%	0.90%	1.05%	0.86%
Net expenses excluding interest and taxes	0.68	%(e)	0.72%	0.73%	0.83%	0.85%	0.83%
Net investment income	0.78	%(e)	0.91%	1.64%	0.22%	0.55%	1.35%
Supplemental data
Net assets, end of period (in millions)	$148		$95	$51	$78	$68	$122
Portfolio turnover rate (f)	24%		79%	102%	67%	133%	51%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$17.04		$17.34	$19.93	$20.49	$22.68	$21.85
Net investment income (a)	0.39		0.63	0.45	0.27	0.36	0.40
Net realized and unrealized gain (loss) on investments	(1.52)		(0.31)	(2.41)	(0.61)	(2.21)	0.90
Total from investment operations	(1.13)		0.32	(1.96)	(0.34)	(1.85)	1.30
Distributions from:
Net investment income	—		(0.62)	(0.63)	(0.22)	(0.34)	(0.47)
Net asset value, end of period	$15.91		$17.04	$17.34	$19.93	$20.49	$22.68
Total return (b)	(6.66)%		1.91%	(9.88)%	(1.65)%	(8.20)%	5.97%

Ratios to average net assets
Gross expenses	0.99	%(c)	0.99%	0.67%	0.82%	0.97%	0.80%
Net expenses	0.58	%(c)	0.58%	0.57%	0.57%	0.57%	0.57%
Net expenses excluding interest and taxes	0.57	%(c)	0.57%	0.57%	N/A	N/A	N/A
Net investment income	4.80	%(c)	3.56%	2.24%	1.38%	2.03%	1.78%
Supplemental data
Net assets, end of period (in millions)	$27		$29	$33	$54	$36	$41
Portfolio turnover rate (d)	12%		21%	25%	36%	13%	10%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Israel ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$34.97		$35.71	$48.77	$44.82	$35.03	$28.05
Net investment income (a)	0.23		0.45	0.61	0.27	0.08	0.19
Net realized and unrealized gain (loss) on investments	0.65		(0.53)	(13.19)	4.30	9.79	7.27
Total from investment operations	0.88		(0.08)	(12.58)	4.57	9.87	7.46
Distributions from:
Net investment income	—		(0.66)	(0.48)	(0.62)	(0.08)	(0.48)
Net asset value, end of period	$35.85		$34.97	$35.71	$48.77	$44.82	$35.03
Total return (b)	2.52%		(0.22)%	(25.79)%	10.20%	28.14%	26.64%

Ratios to average net assets
Gross expenses	0.72	%(c)	0.78%	0.64%	0.71%	0.80%	0.94%
Net expenses	0.59	%(c)	0.59%	0.59%	0.59%	0.60%	0.62%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.30	%(c)	1.28%	1.48%	0.57%	0.24%	0.60%
Supplemental data
Net assets, end of period (in millions)	$70		$59	$59	$80	$75	$58
Portfolio turnover rate (d)	5%		13%	12%	32%	22%	14%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Office and Commercial REIT ETF

	Period Ended June 30, 2024 (unaudited)		Period Ended December 31, 2023 (a)

Net asset value, beginning of period	$38.59		$35.14
Net investment income (b)	0.48		0.51
Net realized and unrealized gain (loss) on investments	(2.51)		3.61
Total from investment operations	(2.03)		4.12
Distributions from:
Net investment income	(0.48)		(0.58)
Net realized capital gains	—		(0.09)
Total distributions	(0.48)		(0.67)
Net asset value, end of period	$36.08		$38.59
Total return (c)	(5.25)%		11.70%

Ratios to average net assets
Expenses	0.50	%(d)	0.50	%(d)
Net investment income	2.69	%(d)	5.40	%(d)
Supplemental data
Net assets, end of period (in millions)	$1		$1
Portfolio turnover rate (e)	7%		1%

(a)	For the period September 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023		2022		2021		2020	2019

Net asset value, beginning of period	$12.94		$11.75		$21.36		$17.52		$16.05	$14.84
Net investment income (a)	0.01		0.08		0.18		0.11		0.08	0.14
Net realized and unrealized gain (loss) on investments	(0.76)		1.78		(9.68)		3.83		1.46	1.19
Total from investment operations	(0.75)		1.86		(9.50)		3.94		1.54	1.33
Distributions from:
Net investment income	—		(0.67)		(0.11)		(0.10)		(0.06)	(0.12)
Return of capital	—		—		—		—		(0.01)	—
Total distributions	—		(0.67)		(0.11)		(0.10)		(0.07)	(0.12)
Net asset value, end of period	$12.19		$12.94		$11.75		$21.36		$17.52	$16.05
Total return (b)	(5.78)%		15.95%		(44.47)%		22.52%		9.72%	8.86%

Ratios to average net assets
Expenses	0.66	%(c)(d)	0.70	%(d)	0.66	%(d)	0.59	%(d)	0.61%	0.66%
Expenses excluding interest and taxes	0.62	%(c)(d)	0.61	%(d)	0.60	%(d)	0.58	%(d)	0.60%	0.63%
Net investment income	0.11	%(c)(d)	0.59	%(d)	1.13	%(d)	0.58	%(d)	0.55%	0.89%
Supplemental data
Net assets, end of period (in millions)	$491		$527		$413		$591		$457	$443
Portfolio turnover rate (e)	8%		55%		57%		57%		33%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
ChiNext ETF	Diversified
CLO ETF	Non-Diversified
Digital India ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Office and Commercial REIT ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund, except for CLO ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Africa Index ETF	MVIS® GDP Africa Index
Brazil Small-Cap ETF	MVIS® Brazil Small-Cap Index
ChiNext ETF	ChiNext Index
Digital India ETF	MVIS® Digital India Index
India Growth Leaders ETF	MarketGrader India All-Cap Growth Leaders Index
Indonesia Index ETF	MVIS® Indonesia Index
Israel ETF	Bluestar® Israel Global Index
Office and Commercial REIT ETF	MarketVector™ US Listed Office and Commercial REITs Index
Vietnam ETF	MarketVector™ Vietnam Local Index

The CLO ETF is an actively managed exchange-traded fund that seeks capital preservation and current income by primarily investing in investment-grade debt tranches of collateralized loan obligations (“CLOs”).

India Growth Leaders ETF makes its investments through MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius. ChiNext ETF seeks to achieve its investment objective by primarily investing directly in A-shares through the Shanghai and Shenzhen-Hong Kong Stock Connect Programs (the “Programs”).

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds. PineBridge Investments LLC (the “Sub-Adviser”) is a Sub-Adviser for the CLO ETF.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various
49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy.

The Funds’ Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3

50

in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “Fund”) in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income, if any, are declared and paid annually by each Fund (except CLO ETF, which is declared and paid monthly, and Office and Commercial REIT ETF, which is declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Foreign governments and their agencies may enact monetary policies that delay, place limits or restrict repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that significantly delay repatriation of local currency denominated assets and liabilities to U.S. dollars. When these events occur, the rates utilized to translate a foreign currency to U.S. dollars may be determined by the Adviser.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash
51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2025, to waive fees and/or assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below. Effective January 10, 2019, ChiNext ETF no longer excludes interest expense from its expense limitation. Refer to the Statements of Operations for the amounts assumed by the Adviser for the period ended June 30, 2024.

The management fee rates and expense limitations for the period ended June 30, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Africa Index ETF	0.50%	0.78%
Brazil Small-Cap ETF	0.50	0.59
ChiNext ETF	0.50	0.65
India Growth Leaders ETF	0.50	0.70
Indonesia Index ETF	0.50	0.57
Israel ETF	0.50	0.59
Vietnam ETF	0.50	0.76

Digital India ETF, CLO ETF and Office and Commercial REIT ETF utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses, until at least May 1, 2025. The unitary management fee rates for the period ended June 30, 2024, are as follows:

Fund	Unitary Management Fee Rate
CLO ETF	0.40%
Digital India ETF	0.70%
Office and Commercial REIT ETF	0.50%
52

During the year ended December 31, 2019, the Adviser reimbursed the Brazil Small-Cap ETF $372,975 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2020, the Adviser reimbursed the ChiNext ETF $17,518 for transactional loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2021, the Adviser reimbursed the ChiNext ETF $19,569 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$8,074,362	$8,420,860	$1,728,287	$1,944,295
Brazil Small-Cap ETF	3,120,087	5,843,724	—	666,482
ChiNext ETF	735,309	1,694,584	—	—
CLO ETF	266,525,592	156,229,292	31,829,828	—
Digital India ETF	13,753,057	3,016,714	3,427,539	—
India Growth Leaders ETF	64,386,007	30,659,671	1,570,458	—
Indonesia Index ETF	4,126,720	3,436,412	—	—
Israel ETF	3,677,510	3,222,799	8,901,798	—
Office and Commercial REIT ETF	71,699	302,110	364,843	132,462
Vietnam ETF	42,939,492	50,728,218	—	—

Note 6—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$42,289,842	$9,333,253	$(5,553,886)	$3,779,367
Brazil Small-Cap ETF	22,818,220	3,528,444	(6,192,917)	(2,664,473)
ChiNext ETF	15,911,023	671,113	(2,644,177)	(1,973,064)
CLO ETF	372,813,533	3,117,904	(20,670)	3,097,234
Digital India ETF	22,500,662	3,456,809	(371,486)	3,085,323
India Growth Leaders ETF	113,150,982	38,797,888	(2,594,806)	36,203,082
Indonesia Index ETF	36,002,954	2,675,167	(11,560,449)	(8,885,282)
Israel ETF	62,394,152	18,698,601	(9,864,802)	8,833,799
Office and Commercial REIT ETF	1,032,447	64,473	(24,481)	39,992
Vietnam ETF	489,903,052	103,578,292	(104,462,132)	(883,840)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2023, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Africa Index ETF	$(13,284,459)	$(60,936,129)	$(74,220,588)
Brazil Small-Cap ETF	(22,115,48)	(143,222,794)	(165,338,277)
ChiNext ETF	(4,017,632)	(2,283,850)	(6,301,482)
Digital India ETF	(62,744)	(31,714)	(94,458)
India Growth Leaders ETF	(15,496,956)	(64,945,684)	(80,442,640)
Indonesia Index ETF	(40,243,860)	(83,249,543)	(123,493,403)
Israel ETF	(2,640,766)	(8,446,004)	(11,086,770)
Vietnam ETF	(114,672,076)	(251,431,778)	(366,103,854)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for ChiNext ETF (the "Fund"). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived non-People’s Republic of China (“PRC”) resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Minister of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

54

Investments in India: As a result of renegotiation of the India Mauritius Tax treaty, India commenced taxation on capital gains arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation subject to treaty relief. India currently assesses a capital gains tax on shares sold on the exchange of 15% on short term capital gains and 10% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss. There may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of a Fund’s investments denominated in such African currencies. This may impair a Fund’s ability to achieve its investment objective and/or may impede a Fund’s ability to satisfy redemption requests in timely manner.

Should the Chinese government impose restrictions on the ability of ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

The CLO ETF’s assets are concentrated in CLO securities, organized as trusts or other special purpose vehicles that are typically collateralized by a pool of loans which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including "covenant lite" loans, which have few or no financial maintenance covenants. CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund invests primarily in investment grade-rated tranches of CLOs; however, the rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/ equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest

55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.

Office and Commercial REIT ETF invests in Office and Commercial Real Estate Companies and is exposed to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Investment Trusts ("REITs") are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers or tenants and self-liquidation. REITs also must satisfy specific requirements of the Internal Revenue Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Equity REITs that invest in commercial real estate may be adversely affected by conditions in the real estate market, failure of tenants to renew leases and decline in rental values.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. CLO ETF, Digital India ETF and Office and Commercial REIT ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds (except for CLO ETF) may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024 is presented on a gross basis in the Schedules of Investments and Statements of Assets and

56

Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$ 5,635,766	$ 586,735	$ 5,323,796	$ 5,910,531
Brazil Small-Cap ETF	1,899,294	183,105	1,816,895	2,000,000
Indonesia Index ETF	342,055	28,168	331,330	359,498
Israel ETF	8,830,294	1,400,122	7,593,144	8,993,266

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$586,735
Brazil Small-Cap ETF	183,105
Indonesia Index ETF	28,168
Israel ETF	1,400,122

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	90	$1,786,224	6.68%
Brazil Small-Cap ETF	21	103,965	6.68
CLO ETF	1	4,974,484	6.68
Digital India ETF	27	1,293,575	6.68
India Growth Leaders ETF	41	6,439,627	6.68
Indonesia Index ETF	15	233,147	6.68
Israel ETF	8	119,580	6.68
Vietnam ETF	126	3,689,243	6.68

Outstanding loan balances as of June 30, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event— On August 16, 2024, the Government of India signed into law changes to the capital gains tax structure for investments in Indian markets. As a result, the long-term capital gains tax rate was raised from 10% to 12.5%, and the short-term rate was raised from 15% to 20%.

57

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
58

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth and Strategic Metals ETF (formerly, VanEck Rare Earth/Strategic Metals ETF), Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF (formerly, VanEck Uranium+Nuclear Energy ETF) and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck CMCI Commodity Strategy ETF and Ethereum Strategy ETF and (iii) a sub-advisory agreement between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the VanEck CLO ETF. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the VanEck CLO ETF) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the VanEck CLO ETF. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the VanEck CLO ETF and Ethereum Strategy ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia Funds”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that each of the VanEck CMCI Commodity Strategy ETF and Office and Commercial REIT ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered VEAC’s efforts to navigate regulatory and operational challenges in managing the Russia Funds during the Russia Funds’ process of liquidating their assets and winding up their business.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the

59

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck CLO ETF, Digital India ETF, Ethereum Strategy ETF, Green Metals ETF, Natural Resources ETF, Office and Commercial REIT ETF and Oil Services ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (excluding the fee payment under the applicable VEAC Investment Management Agreements and VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia Funds’ management fees while the Russia Funds are in the process of liquidation. With respect to the Sub-Advisory Agreement, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under the Sub-Advisory Agreement.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for VanEck CLO ETF and Ethereum Strategy ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the Advisers regarding the performance of the VanEck CLO ETF and Ethereum Strategy ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on June 21, 2022 through December 31, 2023 due to differences in the Fund’s security selection, ratings allocation and duration relative to its benchmark according to the Adviser. The Trustees also noted that the VanEck Ethereum Strategy ETF had underperformed its benchmark and peer funds for the period since its inception on October 2, 2023 through December 31, 2023, a relatively short period, due to the cost to roll the Fund’s futures and the accrued tax liabilities associated with Fund’s structure as a C corporation according to the Adviser.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the VanEck CLO ETF) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia Funds, VEAC’s waiver of all management fees payable by each of the Russia Funds since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, and Office and Commercial REIT ETF had management fees below the average and equal to the median of its respective peer group of funds, each of the VanEck Digital India ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and below the median of its respective peer group of funds, each of the VanEck CLO ETF and Green Metals ETF had management fees above the average and median of its respective peer group of funds, each of the VanEck Ethereum Strategy ETF and Oil Services ETF had management fees above the average and equal to the median of its peer group of funds, each of the VanEck Natural Resources ETF and Rare Earth and Strategic Metals ETF had management fees below

60

the average and above the median of its respective peer group of funds, and the VanEck Agribusiness ETF had management fees equal to the average and median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Africa Index ETF, CLO ETF, CMCI Commodity Strategy ETF, Green Metals ETF, Low Carbon Energy ETF, Russia Small-Cap ETF, Uranium and Nuclear Energy ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Indonesia Index ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds, and the VanEck Junior Gold Miners ETF had a total expense ratio (after the effect of the expense limitation) below the average and above the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia Funds are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia Funds’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the VanEck CLO ETF) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the VanEck CLO ETF are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

61

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

Russia ETF	RSX
Russia Small-Cap ETF	RSXJ

800.826.2333	vaneck.com

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Sberbank of Russia PJSC *∞	46,050,016	$0
VTB Bank PJSC *∞	66,877,350,000	0
		0
Consumer Discretionary Distribution & Retail: 0.0%
Ozon Holdings Plc (ADR) * †∞	306,367	0
Energy: 0.0%
Gazprom PJSC *∞	45,772,138	0
LUKOIL PJSC ∞	2,063,982	0
Novatek PJSC ∞	7,452,940	0
Rosneft Oil Co. PJSC ∞	16,922,345	0
Surgutneftegas PJSC ∞	125,211,510	0
Surgutneftegas PJSC (ADR) *∞	1,364,815	0
Tatneft PJSC (ADR) *∞	3,393,156	0
		0
Financial Services: 0.0%
Moscow Exchange MICEX-RTS PJSC ∞	17,946,312	0
Materials: 0.0%
Alrosa PJSC ∞	33,188,190	0
Evraz Plc *∞	266,000	0
GMK Norilskiy Nickel PAO ∞	52,917,800	0
GMK Norilskiy Nickel PAO (ADR) *∞	4	0
Novolipetsk Steel PJSC ∞	22,272,460	0
PhosAgro PJSC ∞	705,974	0
PhosAgro PJSC (GDR) ∞	13,644	0
Polyus PJSC (GDR) *∞	1,155,875	0
Raspadskaya OJSC *∞	730,890	0
Severstal PAO (GDR) *∞	3,405,164	0
		0
Media & Entertainment: 0.0%
VK IPJSC (GDR) *∞	2,338,938	0
Telecommunication Services: 0.0%
Rostelecom PJSC ∞	13,944,591	0
	Number of Shares	Value
Utilities: 0.0%
Inter RAO UES PJSC ∞	482,502,010	$0
Irkutsk Electronetwork Co. JSC *∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,405,990,557)		0

PREFERRED SECURITIES: 0.0% (Cost: $46,034,628)
Energy: 0.0%
Transneft PJSC ∞	2,097,200	0

MONEY MARKET FUND: 69.2% (Cost: $35,945,910)
State Street Institutional Treasury Plus - Institutional Class	35,945,910	35,945,911

Total Investments Before Collateral for Securities Loaned: 69.2% (Cost: $1,487,971,095)		35,945,911

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.1%
Money Market Fund: 4.1% (Cost: $2,122,141)
State Street Navigator Securities Lending Government Money Market Portfolio	2,122,141	2,122,141
Total Investments: 73.3% (Cost: $1,490,093,236)		38,068,052
Other assets less liabilities: 26.7%		13,867,864
NET ASSETS: 100.0%		$51,935,916

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is 0.

See Notes to Financial Statements

3

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Funds	38,068,052	—	—	38,068,052
Total Investments	$38,068,052	$—	$0	$38,068,052

* See Schedule of Investments for industry sector breakouts.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2024. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2023	$0
Realized gain (loss)	(82,050,675)
Net change in unrealized appreciation (depreciation)	165,224,659
Purchases	—
Sales	(83,173,984)
Transfers in/out of level 3	—
Balance as of June 30, 2024	$0
Preferred Securities
Balance as of December 31, 2023	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2024	$0

See Notes to Financial Statements

4

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC *∞	21,005,200	$0
Commercial & Professional Services: 0.0%
HeadHunter Group Plc (ADR) *∞	31,919	0
Consumer Discretionary Distribution & Retail: 0.0%
Detsky Mir PJSC 144A *∞	1,155,798	0
M.Video PJSC *∞	110,194	0
		0
Consumer Staples Distribution & Retail: 0.0%
Lenta International Co. PJSC (GDR) *∞	263,199	0
Energy: 0.0%
Sovcomflot PJSC ∞	989,960	0
Financial Services: 0.0%
SFI PJSC ∞	2,663	0
Food, Beverage & Tobacco: 0.0%
NovaBev Group PJSC ∞	11,235	0
Ros Agro Plc (GDR) *∞	77,690	0
		0
Materials: 0.0%
Mechel PJSC *∞	438,883	0
Raspadskaya OJSC *∞	703,205	0
Segezha Group PJSC 144A *∞	8,945,900	0
		0
Real Estate Management & Development: 0.0%
Etalon Group Plc (GDR) *∞	394,873	0
Gruppa Kompanii Samolyot PAO *∞	16,988	0
LSR Group PJSC ∞	103,574	0
		0
	Number
	of Shares	Value
Telecommunication Services: 0.0%
Sistema AFK PAO ∞	6,612,640	$0
Transportation: 0.0%
Aeroflot PJSC *∞	1,885,382	0
Globaltrans Investment Plc (GDR) *∞	182,773	0
Novorossiysk Commercial Sea Port PJSC ∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC ∞	19,492,800	0
OGK-2 PJSC ∞	51,450,600	0
TGC-1 PJSC *∞	1,701,100,000	0
Unipro PJSC *∞	24,734,000	0
		0
Total Common Stocks (Cost: $24,435,670)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC ∞	171,506	0

MONEY MARKET FUND: 118.3% (Cost: $413,054)
State Street Institutional Treasury Plus - Institutional Class	413,054	413,054

Total Investments: 118.3% (Cost: $25,190,336)		413,054
Liabilities in excess of other assets: (18.3)%		(63,924)
NET ASSETS: 100.0%		$349,130

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.

See Notes to Financial Statements

5

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Fund	413,054	—	—	413,054
Total Investments	$413,054	$—	$0	$413,054

* See Schedule of Investments for industry sector breakouts.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2024. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2023	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2024	$0
Preferred Securities
Balance as of December 31, 2023	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2024	$0

See Notes to Financial Statements

6

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$35,945,911	$413,054
Short-term investments held as collateral for securities loaned (3)	2,122,141	—
Cash denominated in foreign currency, at value (4)	19,749	591
Receivables:
Investment securities sold	16,100,423	—
Due from Adviser	—	6,906
Dividends and interest	160,804	1,859
Total assets	54,349,028	422,410
Liabilities:
Payables:
Collateral for securities loaned	2,122,141	—
Deferred Trustee fees	224,114	4,257
Accrued expenses	66,857	69,023
Total liabilities	2,413,112	73,280
NET ASSETS	$51,935,916	$349,130
Shares outstanding	95,900,000	883,318
Net asset value, redemption and offering price per share	$0.54	$0.40
Net Assets consist of:
Aggregate paid in capital	$3,547,337,970	$43,511,742
Total distributable loss	(3,495,402,054)	(43,162,612)
NET ASSETS	$51,935,916	$349,130
(1) Value of securities on loan	$—	$—
(2) Cost of investments - Unaffiliated issuers	$1,487,971,095	$25,190,336
(3) Cost of short-term investments held as collateral for securities loaned	$2,122,141	$—
(4) Cost of cash denominated in foreign currency	$19,600	$612

See Notes to Financial Statements

7

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Income:
Interest	$1,620,310	$10,237
Securities lending income	13,398	—
Total income	1,633,708	10,237
Expenses:
Professional fees	27,653	25,140
Custody and accounting fees	12,067	12,067
Reports to shareholders	35,193	4,525
Trustees’ fees and expenses	9,029	169
Insurance	1,785	657
Interest	6,248	—
Other	501	500
Total expenses	92,476	43,058
Expenses assumed by the Adviser	—	(41,911)
Net expenses	92,476	1,147
Net investment income	1,541,232	9,090

Net realized gain (loss) on:
Investments	(82,048,421)	—
Net realized loss	(82,048,421)	—

Net change in unrealized appreciation (depreciation) on:
Investments	165,224,659	—
Foreign currency translations and foreign denominated assets and liabilities	24,229	(5)
Net change in unrealized appreciation (depreciation)	165,248,888	(5)
Net increase in net assets resulting from operations	$84,741,699	$9,085

See Notes to Financial Statements

8

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF		Russia Small-Cap ETF
	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$1,541,232	$1,957,678	$9,090	$18,411
Net realized loss	(82,048,421)	(196,757,811)	—	—
Net change in unrealized appreciation (depreciation)	165,248,888	259,547,847	(5)	34
Net increase in net assets resulting from operations	84,741,699	64,747,714	9,085	18,445
Distributions to shareholders from:
Distributable earnings	(1,544,896)	(2,002,429)	—	(19,314)
Return of capital	(63,647,924)	(65,731,741)	—	(50,910)
Total distributions	(65,192,820)	(67,734,170)	—	(70,224)

Share transactions*:
Proceeds from sale of shares	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from share transactions	—	—	—	—
Total increase (decrease) in net assets	19,548,879	(2,986,456)	9,085	(51,779)
Net Assets, beginning of period	32,387,037	35,373,493	340,045	391,824
Net Assets, end of period	$51,935,916	$32,387,037	$349,130	$340,045
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	—	—

See Notes to Financial Statements

9

VANECK ETF TRUST

STATEMENTS OF CASH FLOWS

For the Period Ended June 30, 2024 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$84,741,699	$9,085
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:	84,741,700	9,085
Investment securities sold	83,173,984	—
Net purchases of short term investments	(35,945,911)	(413,054)
Net realized loss on investments in securities	82,050,675	—
Net change in unrealized (appreciation) depreciation on investments	(165,224,659)	—
(Increase) decrease in assets:
Dividends and interest receivable	(58,555)	(607)
Due from Adviser	—	229
Prepaid expenses	1,370	648
Investment securities sold	(16,100,423)	—
Increase (decrease) in liabilities:
Accrued expenses	5,841	9,111
Deferred trustee fees	3,665	78
Net cash provided by (used for) operating activities	32,647,686	(394,510)

Cash Flows from Financing Activities
Cash dividends paid to shareholders	(65,192,820)	—
Net cash used for financing activities	(65,192,820)	—
Net change in cash	(32,545,134)	(394,510)
Cash at beginning of period	32,564,883	395,101
Cash at end of period	$19,749	$591
Supplemental disclosure of cash flow information
Interest expense paid during the period	$6,248	$—

See Notes to Financial Statements

10

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022		2021	2020	2019

Net asset value, beginning of period	$0.34		$0.37	$26.75		$23.82	$24.96	$18.79
Net investment income (a)	0.02		0.02	0.05		1.39	0.97	1.20
Net realized and unrealized gain (loss) on investments	0.86		0.66	(26.43)		3.06	(1.31)	6.39
Total from investment operations	0.88		0.68	(26.38)		4.45	(0.34)	7.59
Distributions from:
Net investment income	(0.02)		(0.02)	—		(1.52)	(0.79)	(1.42)
Return of capital	(0.66)		(0.69)	—		—	(0.01)	—
Total distributions	(0.68)		(0.71)	—		(1.52)	(0.80)	(1.42)
Net asset value, end of period	$0.54		$0.34	$0.37		$26.75	$23.82	$24.96
Total return (b)	372.57%		296.65%	(98.62)%		18.74%	(1.38)%	40.40%

Ratios to average net assets
Expenses (c)	0.29	%(d)	0.47%	0.60	%(e)	0.56%	0.61%	0.67%
Expenses excluding interest, a portion of depositary receipt fees and taxes (c) (f)	0.27	%(d)	0.41%	0.59	%(e)	0.56%	0.60%	0.65%
Net investment income	4.83	%(d)	4.55%	1.67%		4.99%	4.45%	5.40%
Supplemental data
Net assets, end of period (in millions)	$52		$32	$35		$1,376	$1,621	$1,282
Portfolio turnover rate (g)	—%		—%	4%		20%	25%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(d)	Annualized
(e)	During the period the Fund incurred significant expenses outside of its expense cap.
(f)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

11

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia Small-Cap ETF
	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022		2021	2020	2019

Net asset value, beginning of period	$0.38		$0.44	$32.97		$36.22	$35.94	$27.61
Net investment income (loss) (a)	0.01		0.02	(0.09)		1.12	1.12	1.53
Net realized and unrealized gain (loss) on investments	0.01		—	(32.44)		(2.29)	0.74	8.45
Total from investment operations	0.02		0.02	(32.53)		(1.17)	1.86	9.98
Distributions from:
Net investment income	—		(0.02)	—		(2.00)	(1.58)	(1.65)
Return of capital	—		(0.06)	—		(0.08)	—	—
Total distributions	—		(0.08)	—		(2.08)	(1.58)	(1.65)
Net asset value, end of period	$0.40		$0.38	$0.44		$32.97	$36.22	$35.94
Total return (b)	2.96%		5.73%	(98.66)%		(3.29)%	5.23%	36.17%

Ratios to average net assets
Gross expenses (c)	25.16	%(d)	24.81%	5.34	%(e)	1.08%	1.31%	1.20%
Net expenses (c)	0.67	%(d)	0.74%	4.50	%(e)	0.75%	0.75%	0.77%
Net expenses excluding interest, a portion of depositary receipt fees and taxes (c) (f)	0.67	%(d)	0.67%	4.49	%(e)	0.75%	0.75%	0.75%
Net investment income (loss)	5.31	%(d)	5.30%	(1.77)%		3.01%	3.45%	4.67%
Supplemental data
Net assets, end of period (in millions)	$—	(g)	$— (g)	$—	(g)	$24	$32	$35
Portfolio turnover rate (h)	—%		—%	68%		47%	47%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(d)	Annualized
(e)	During the period the Fund incurred significant expenses outside of its expense cap.
(f)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets.
(g)	Amount is less than $500,000.
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

12

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified

Prior to the Funds’ plan of liquidation (See Note 2), the Funds sought to replicate as closely as possible, before fees and expenses, the price and yield performance of their index. Effective July 31, 2023, the MVIS Russia Index and the MVIS Russia Small-Cap Index were decommissioned. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Note 2—Plan of Liquidation— Russia’s large-scale invasion of Ukraine and the geo-political events that followed have significantly adversely impacted the Funds’ operations since March 2022. The governments of the United States and many other countries imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

As a result, the fair value of Russian securities held by the Funds were valued near or at zero since shortly after the invasion and have rendered virtually all of the Funds’ investments in equity securities, including depositary receipts, illiquid.

On September 29, 2022, the Board of Trustees of the Trust (the Trustees”) unanimously voted to approve a Plan of Liquidation and Termination of the Funds, contingent on receiving any necessary relief from the SEC. On December 28, 2022, the SEC granted exemptive relief to each Fund permitting them to suspend the right of redemption with respect to shares of each Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Funds complete the liquidation of their portfolios and distribute all of their assets to remaining shareholders. Furthermore, because the Funds have been delisted by Cboe BZX Exchange, Inc. in connection with the liquidation of the Funds, the Funds are no longer exchange-traded funds and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, the Funds will be terminated.

The Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. It is expected that the liquidation of the Funds will take an extended period of time, if circumstances involving Russian securities markets do not improve.

While certain Russian securities held by the Funds have declared dividends, there is no assurance these dividends can be collected by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2024.

The Funds may be terminated at any time on a date determined by the Board, even if the Russian securities and depositary receipts have not been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any additional liquidating distributions relating to the Russian securities and depositary receipts. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale.

13

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Trustees have designated the Van Eck Associates Corp. (the “Adviser”) as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions,
14

periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The holdings of the Funds at June 30, 2024 are generally restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments as represented in the Schedule of Investments and deeming all these holdings as Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—In accordance with the Plan of Liquidation and Termination, the Funds may make a series of liquidating distributions at various times. Additionally, until termination, each of the Funds may declare taxable distributions of income (if any) and/or net capital gains, (if any after reduction for capital loss carryforwards) to continue to satisfy the Federal income and excise tax distribution requirements for regulated investment companies.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of June 30, 2024.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received
15

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 4—Investment Management and Other Agreements— Prior to March 11, 2022, the Adviser received a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. Effective March 11, 2022, the Adviser has implemented a waiver of the Funds’ management fee, which will continue to be in effect while the Funds liquidate. The Adviser may eliminate such management fee waiver in its sole discretion at any time. In addition, the Adviser has temporarily agreed to waive and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, depositary receipt fees, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2024.

The management fee rates and expense limitations for the period ended June 30, 2024, are as follows:

Fund	Management Fees*	Expense Limitations
Russia ETF	0.50%	0.62%
Russia Small-Cap ETF	0.50	0.67

*	Fee rates reflected are those in effect before voluntary waivers.

In connection with the Plan of Liquidation (Note 2), the Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 5—Capital Share Transactions—As of June 30, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Since March 2, 2022, VanEck Russia Small-Cap ETF had temporarily suspended new creations of its shares and since March 3, 2022, VanEck Russia ETF had temporarily suspended new creations of its shares. Such suspensions became permanent on December 28, 2022, when the Plan of Liquidation and Termination of the Funds became effective.

16

Note 6—Investments—For the period ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Russia ETF	$–	$83,173,984

Note 7—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russia ETF	$1,491,730,874	$–	$(1,453,662,822)	$(1,453,662,822)
Russia Small-Cap ETF	25,741,812	–	(25,328,758)	(25,328,758)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2023, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Russia ETF	$(303,977,219)	$(1,591,866,494)	$(1,895,843,713)
Russia Small-Cap ETF	(5,643,438)	(12,195,309)	(17,838,747)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties.

Note 8—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds own securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds own securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

As a result of the current conditions related to Russian securities and Russian markets as outlined in the Plan of Liquidation (Note 2), the Funds are unable to dispose of the Russian securities in their portfolios, with

17

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

limited exceptions, and the Funds’ portfolios have become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 9—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 10— Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Russia ETF	$–	$2,122,141	$3,191,167	$5,313,308

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Russia ETF	$2,122,141

*	Remaining contractual maturity: overnight and continuous
18

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
19

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth and Strategic Metals ETF (formerly, VanEck Rare Earth/Strategic Metals ETF), Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF (formerly, VanEck Uranium+Nuclear Energy ETF) and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck CMCI Commodity Strategy ETF and Ethereum Strategy ETF and (iii) a sub-advisory agreement between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the VanEck CLO ETF. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the VanEck CLO ETF) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the VanEck CLO ETF. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the VanEck CLO ETF and Ethereum Strategy ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia Funds”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that each of the VanEck CMCI Commodity Strategy ETF and Office and Commercial REIT ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered VEAC’s efforts to navigate regulatory and operational challenges in managing the Russia Funds during the Russia Funds’ process of liquidating their assets and winding up their business.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the

20

terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck CLO ETF, Digital India ETF, Ethereum Strategy ETF, Green Metals ETF, Natural Resources ETF, Office and Commercial REIT ETF and Oil Services ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (excluding the fee payment under the applicable VEAC Investment Management Agreements and VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia Funds’ management fees while the Russia Funds are in the process of liquidation. With respect to the Sub-Advisory Agreement, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under the Sub-Advisory Agreement.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for VanEck CLO ETF and Ethereum Strategy ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the Advisers regarding the performance of the VanEck CLO ETF and Ethereum Strategy ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on June 21, 2022 through December 31, 2023 due to differences in the Fund’s security selection, ratings allocation and duration relative to its benchmark according to the Adviser. The Trustees also noted that the VanEck Ethereum Strategy ETF had underperformed its benchmark and peer funds for the period since its inception on October 2, 2023 through December 31, 2023, a relatively short period, due to the cost to roll the Fund’s futures and the accrued tax liabilities associated with Fund’s structure as a C corporation according to the Adviser.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the VanEck CLO ETF) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia Funds, VEAC’s waiver of all management fees payable by each of the Russia Funds since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, and Office and Commercial REIT ETF had management fees below the average and equal to the median of its respective peer group of funds, each of the VanEck Digital India ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and below the median of its respective peer group of funds, each of the VanEck CLO ETF and Green Metals ETF had management fees above the average and median of its respective peer group of funds, each of the VanEck Ethereum Strategy ETF and Oil Services ETF had management fees above the average and equal to the median of its peer group of funds, each of the VanEck Natural Resources ETF and Rare Earth and Strategic Metals ETF had management fees below

21

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

the average and above the median of its respective peer group of funds, and the VanEck Agribusiness ETF had management fees equal to the average and median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Africa Index ETF, CLO ETF, CMCI Commodity Strategy ETF, Green Metals ETF, Low Carbon Energy ETF, Russia Small-Cap ETF, Uranium and Nuclear Energy ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Indonesia Index ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds, and the VanEck Junior Gold Miners ETF had a total expense ratio (after the effect of the expense limitation) below the average and above the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia Funds are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia Funds’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the VanEck CLO ETF) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the VanEck CLO ETF are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

22

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

Ethereum Strategy ETF	EFUT

800.826.2333	vaneck.com

VANECK ETHEREUM STRATEGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 60.8%
United States Treasury Obligations: 60.8%
United States Treasury Bills
5.22%, 11/29/24	$5,000		$4,892,727
5.22%, 11/21/24	4,000		3,918,411
5.27%, 07/09/24	5,000		4,994,202
5.32%, 09/19/24	4,000		3,953,700
			17,759,040
Total Short-Term Investments: 60.8% (Cost: $17,757,721)			17,759,040
Other assets less liabilities: 39.2%			11,464,161
NET ASSETS: 100.0%			$29,223,201

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
CME Ether	Long	171	07/26/24	$28,907,550	$(514,005)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$17,759,040	$—	$17,759,040
Other Financial Instruments:
Liabilities
Futures Contracts	$(514,005)	$—	$—	$(514,005)

See Notes to Financial Statements

2

VANECK ETHEREUM STRATEGY ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$17,759,040
Cash	1,903,776
Cash on deposit with broker for futures contracts	9,570,001
Receivables:
Interest	102
Federal and State Income Taxes	511,051
Total assets	29,743,970
Liabilities:
Payables:
Due to Adviser	8,653
Net variation margin on futures contracts	511,825
Net deferred tax	291
Total liabilities	520,769
NET ASSETS	$29,223,201
Shares outstanding	1,100,000
Net asset value, redemption and offering price per share	$26.57
Net Assets consist of:
Aggregate paid in capital	$22,247,431
Total distributable earnings (loss)	6,975,770
NET ASSETS	$29,223,201
(1) Cost of investments - Unaffiliated issuers	$17,757,721

See Notes to Financial Statements

3

VANECK ETHEREUM STRATEGY ETF

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

Income:
Interest	$460,510
Total income	460,510
Expenses:
Management fees	84,370
Futures commission merchant fees	48,964
Total expenses	133,334
Reimbursement by the Adviser	(48,964)
Net expenses	84,370
Net investment income, before income taxes	376,140
Net current and deferred tax benefit/(expense) (See Note 6)	(84,801)
Net investment income, net of income taxes	291,339
Net realized gain (loss) on:
Investments	(12)
Futures contracts	7,006,044
Current and deferred tax benefit/(expense) (See Note 6)	(1,529,739)
Net realized gain, net of income taxes	5,476,293
Net change in unrealized appreciation (depreciation) on:
Investments	(392)
Futures contracts	(455,446)
Current and deferred tax benefit/(expense) (See Note 6)	99,617
Net change in unrealized appreciation (depreciation), net of income taxes	(356,221)
Net increase in net assets resulting from operations	$5,411,411

See Notes to Financial Statements

4

VANECK ETHEREUM STRATEGY ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended June 30, 2024 (unaudited)	Period Ended December 31, 2023 (a)
Operations:
Net investment income	$291,339	$53,659
Net realized gain	5,476,293	2,613,036
Net change in unrealized appreciation (depreciation)	(356,221)	(44,256)
Net increase in net assets resulting from operations	5,411,411	2,622,439
Distributions to shareholders from:
Distributable earnings	(1,058,080)	—

Share transactions*:
Proceeds from sale of shares	15,763,313	12,284,657
Cost of shares redeemed	(5,800,539)	—
Net increase in net assets resulting from share transactions	9,962,774	12,284,657
Total increase in net assets	14,316,105	14,907,096
Net Assets, beginning of period	14,907,096	—
Net Assets, end of period	$29,223,201	$14,907,096
* Shares of Common Stock Issued (no par value):
Shares sold	600,000	700,000
Shares redeemed	(200,000)	—
Net increase	400,000	700,000

(a)	For the period October 3, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements

5

VANECK ETHEREUM STRATEGY ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period Ended June 30, 2024 (unaudited)	Period Ended December 31, 2023 (a)
Net asset value, beginning of period	$21.30	$16.80
Net investment income (b)	0.37	0.12
Net realized and unrealized gain on investments	6.14	4.38
Total from investment operations	6.51	4.50
Distributions from:
Net investment income	(1.24)	—
Total distributions	(1.24)	—
Net asset value, end of period	$26.57	$21.30
Total return (c)	32.22%	26.76%
Ratios to average net assets
Gross expenses	1.03%(d) (e)	0.79%(d)	(f)
Net expenses	0.65%(d) (e)	0.65%(d)	(f)
Net investment income	2.90%(d) (e)	2.47%(d)	(f)

Supplemental data
Net assets, end of period (in millions)	$29	$15
Portfolio turnover rate	—%	—%

(a)	For the period October 3, 2023 (commencement of operations) through December 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Excludes the net current and deferred tax benefit/(expense). If the net current and deferred tax benefit/(expense) was included the gross expense, net expense, and net investment income ratios would be 1.68%, 1.30% and 2.24%, respectively.
(f)	Excludes the net current and deferred tax benefit/(expense). If the net current and deferred tax benefit/(expense) was included the gross expense, net expense, and net investment income ratios would be 1.34%, 1.20% and 1.92%, respectively.

See Notes to Financial Statements

6

VANECK ETHEREUM STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate to the Ethereum Strategy ETF (the “Fund”). The Fund is actively managed and seeks to achieve its investment objective by investing in standardized, cash-settled Ether futures contracts (“Ether Futures”) traded on the Chicago Mercantile Exchange. The Fund is classified as “non-diversified”. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. Van Eck Absolute Return Advisers Corporation (the “Adviser”) serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Trustees”).

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation— The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Trustees have designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and
7

VANECK ETHEREUM STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal and Other Income Taxes— The Fund intends to invest primarily in Ether Futures, which generally are treated as futures contracts on property for federal income tax purposes. As such, they do not generate qualifying income for the purpose of qualifying as a Regulated Investment Company (“RIC”) for tax purposes. Accordingly, the Fund does not intend to qualify, and will not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code and will be taxed as a C-corporation. As a C-corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. The amount of taxes currently payable by the Fund will vary depending on the amount of income and gains derived from investments and such taxes will reduce the return on an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the net asset value (“NAV”) of the Fund’s shares will be reduced by the accrual of any current or deferred tax liabilities.

The tax expense or benefit attributable to certain components of income will be included in the Statement of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations.

C.	Distributions to Shareholders— Distributions to shareholders, if any, are declared and paid annually. Because the Fund is taxed as a C corporation, all of the distributions paid by the Fund will be treated as dividend income for U.S. federal income tax purposes. The Fund will not pay capital gain dividends.

D.	Use of Derivative Instruments— The Fund invests in futures contracts, which are derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices.
8

Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts— Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. In the case of cash-settled Ether Futures, the underlying reference asset is ether. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on ether, the amount of cash to be paid is equal to the difference between the value of the ether underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/ or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the Ether Futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Ethereum Strategy ETF held futures contracts for six months during the period ended June 30, 2024, of which the average notional amount for the period was $28,083,296. Futures contracts held by the Fund at June 30, 2024 are reflected in the Schedule of Investments.

At June 30, 2024, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Liabilities Derivatives
Digital Assets Risk
Ethereum Strategy ETF
Futures contracts[1]	$514,005

[1]	Reflects unrealized depreciation as disclosed in the Schedule of Investments. The daily change in fair value is accounted for as a 1 variation margin payable or receivable in the Statement of Assets and Liabilities

The impact of transactions in derivative instruments during the period ended June 30, 2024, was as follows:

Digital Assets Risk
Realized gain (loss):
Futures contracts[1]	$7,006,044
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(455,446)

[1]	Statements of Operations location: Net realized gain (loss) on futures contracts
[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

E.	Offsetting Assets and Liabilities— In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any
9

VANECK ETHEREUM STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge cash and/or securities as collateral for derivative instruments. For financial reporting purposes, the Fund presents derivative instruments on a gross basis in the Statement of Assets and Liabilities.

Futures contracts held by the Fund are not subject to a master netting agreements or other similar arrangements. In general, collateral pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedule of Investments and Statement of Assets and Liabilities for collateral pledged as of June 30, 2024.

F.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Dividend income is recorded on the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, acquired fund fees and expenses, interest expense, offering costs, trading expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes, extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until May 1, 2025. Refer to the Statement of Operations for the amounts assumed by the Adviser for the period ended June 30, 2024.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and distributor.

At June 30, 2024, the Adviser owned approximately 23% of the Fund.

Note 4— Capital Share Transactions — As of June 30, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”). Due to various legal and operational constraints, Creation Units of the Fund are issued principally for cash.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statement of Changes in Net Assets.

Note 5—Investments—During the period ended June 30, 2024, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 6—Income Taxes— The income tax expense/(benefit) for the respective categories on the Statement of Operations for the period ended June 30, 2024 are as follows:

10

	Net Investment Income	Net Realized Loss	Change in Net Unrealized Depreciation	Total
Current income tax expense (benefit)	$84,801	$1,529,739	$(99,531)	$1,515,009
Deferred income tax expense (benefit)	—	—	(86)	(86)
Change in Valuation Allowance	—	—	—	—
Total	$84,801	$1,529,739	$—	$1,514,923

The Fund is currently using an estimated 22.15% tax rate for federal, state and local tax which is composed of a 21% federal tax rate and an assumed 1.15% rate attributable to state taxes (net of federal benefit). The Fund’s federal and state income tax expense / (benefit) consists of the following:

	Federal	State	Total
Current income tax expense (benefit)	$1,420,416	$94,593	$1,515,009
Deferred income tax expense (benefit)	(82)	(4)	(86)
Change in Valuation Allowance	—	—	—
Total	$1,420,334	$94,589	$1,514,923

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes.

The differences between the Fund’s income tax expense/(benefit) (current and deferred) calculated by applying the federal statutory income tax rate to net investment income/(loss) and realized and unrealized gain/(loss) on investments and the effective tax rate are as follows:

	For the Period Ended June 30, 2024
	Amount	Rate
Income tax expense/(benefit) at statutory rates	$1,457,183	21.00%
State income tax, net of federal benefit	75,601	1.09
Change in effective state tax rate	(17,861)	(0.26)
Change in Valuation Allowance	-	0.00
Net income tax expense/(benefit)	$1,514,923	21.83%

Components of the Fund’s deferred tax assets and liabilities are as follows:

For the Period Ended June 30, 2024
Deferred Tax Assets/(Liabilities)
Unrealized Gain on Investments	$(291)
Net Deferred Tax Liability before valuation allowance	(291)
Less: Valuation Allowance	—
Net Deferred Tax Liability	$(291)

The Fund reviews the recoverability of its deferred tax asset based upon the weight of the available evidence. When assessing the recoverability of its deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). The Fund had no deferred tax assets at June 30, 2024. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund’s shares will also be reduced by the accrual of any deferred tax liabilities.

The Fund recognizes the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions,

11

VANECK ETHEREUM STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Fund. The Fund’s tax periods are open for examination by U.S. and state tax authorities for all applicable periods. The Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months.

There are no differences between the book and tax unrealized appreciation / depreciation on the Fund’s investments.

Note 7—Principal Risks—The Fund’s assets are concentrated in Ether Futures. By concentrating the Fund’s assets, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on Ether, or the digital asset industry, will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of sectors or industries.

Ether and Ether Futures are relatively new asset classes and therefore the Fund’s investments in Ether Futures are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Ether and Ether Futures have historically been more volatile than traditional asset classes.

The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Fund as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan.

12

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
13

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACT

(unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth and Strategic Metals ETF (formerly, VanEck Rare Earth/Strategic Metals ETF), Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF (formerly, VanEck Uranium+Nuclear Energy ETF) and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck CMCI Commodity Strategy ETF and Ethereum Strategy ETF and (iii) a sub-advisory agreement between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the VanEck CLO ETF. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the VanEck CLO ETF) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the VanEck CLO ETF. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the VanEck CLO ETF and Ethereum Strategy ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia Funds”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that each of the VanEck CMCI Commodity Strategy ETF and Office and Commercial REIT ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered VEAC’s efforts to navigate regulatory and operational challenges in managing the Russia Funds during the Russia Funds’ process of liquidating their assets and winding up their business.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the

14

terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck CLO ETF, Digital India ETF, Ethereum Strategy ETF, Green Metals ETF, Natural Resources ETF, Office and Commercial REIT ETF and Oil Services ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (excluding the fee payment under the applicable VEAC Investment Management Agreements and VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia Funds’ management fees while the Russia Funds are in the process of liquidation. With respect to the Sub-Advisory Agreement, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under the Sub-Advisory Agreement.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the VanEck CLO ETF) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for VanEck CLO ETF and Ethereum Strategy ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the Advisers regarding the performance of the VanEck CLO ETF and Ethereum Strategy ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on June 21, 2022 through December 31, 2023 due to differences in the Fund’s security selection, ratings allocation and duration relative to its benchmark according to the Adviser. The Trustees also noted that the VanEck Ethereum Strategy ETF had underperformed its benchmark and peer funds for the period since its inception on October 2, 2023 through December 31, 2023, a relatively short period, due to the cost to roll the Fund’s futures and the accrued tax liabilities associated with Fund’s structure as a C corporation according to the Adviser.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the VanEck CLO ETF) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the VanEck CLO ETF) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia Funds, VEAC’s waiver of all management fees payable by each of the Russia Funds since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, and Office and Commercial REIT ETF had management fees below the average and equal to the median of its respective peer group of funds, each of the VanEck Digital India ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and below the median of its respective peer group of funds, each of the VanEck CLO ETF and Green Metals ETF had management fees above the average and median of its respective peer group of funds, each of the VanEck Ethereum Strategy ETF and Oil Services ETF had management fees above the average and equal to the median of its peer group of funds, each of the VanEck Natural Resources ETF and Rare Earth and Strategic Metals ETF had management fees below

15

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACT

(unaudited) (continued)

the average and above the median of its respective peer group of funds, and the VanEck Agribusiness ETF had management fees equal to the average and median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Africa Index ETF, CLO ETF, CMCI Commodity Strategy ETF, Green Metals ETF, Low Carbon Energy ETF, Russia Small-Cap ETF, Uranium and Nuclear Energy ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck Indonesia Index ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds, and the VanEck Junior Gold Miners ETF had a total expense ratio (after the effect of the expense limitation) below the average and above the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia Funds are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia Funds’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the VanEck CLO ETF) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the VanEck CLO ETF are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

16

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes in and disagreements with accountants.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 6, 2024

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 6, 2024